REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (the “Account”), as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Value Fund	Hartford International Opportunities HLS Fund
American Century VP Growth Fund	Hartford Ultrashort Bond HLS Fund
AB VPS Balanced Hedged Allocation Portfolio*	Hartford Small Company HLS Fund
*(Formerly AB VPS Balanced Wealth Strategy Portfolio)	Hartford SmallCap Growth HLS Fund
AB VPS International Value Portfolio	Hartford Stock HLS Fund
AB VPS Small/Mid Cap Value Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio
AB VPS Sustainable International Thematic Portfolio*	Lord Abbett Series Fund - Dividend Growth Portfolio
*(Formerly AB VPS International Growth Portfolio)	Lord Abbett Series Fund - Bond Debenture Portfolio
Invesco V.I. Core Equity Fund	Lord Abbett Series Fund - Growth and Income Portfolio
Invesco V.I. Government Securities Fund	MFS® Growth Series
Invesco V.I. High Yield Fund	MFS® Global Equity Series
Invesco V.I. EQV International Equity Fund*	MFS® Investors Trust Series
*(Formerly Invesco V.I. International Growth Fund)	MFS® Mid Cap Growth Series
Invesco V.I. Main Street Mid Cap Fund®	MFS® New Discovery Series
Invesco V.I. Small Cap Equity Fund	MFS® Total Return Series
Invesco V.I. Balanced-Risk Allocation Fund	MFS® Value Series
Invesco V.I. Diversified Dividend Fund	MFS® Total Return Bond Series
Invesco V.I. Government Money Market Fund	MFS® Research Series
American Century VP Mid Cap Value Fund	MFS® High Yield Portfolio
American Funds Insurance Series® Capital World Bond Fund®	BlackRock Global Allocation V.I. Fund
American Funds Insurance Series® Capital World Growth and Income Fund®	BlackRock Large Cap Focus Growth V.I. Fund
American Funds Insurance Series® Asset Allocation Fund	BlackRock Equity Dividend V.I. Fund
American Funds Insurance Series® Washington Mutual Investors FundSM	Morgan Stanley VIF Core Plus Fixed Income Portfolio
American Funds Insurance Series® The Bond Fund of America®	Morgan Stanley VIF Growth Portfolio
American Funds Insurance Series® Global Growth Fund	Morgan Stanley VIF Discovery Portfolio
American Funds Insurance Series® Growth Fund	Invesco V.I. American Value Fund
American Funds Insurance Series® Growth-Income Fund	BlackRock Capital Appreciation V.I. Fund
American Funds Insurance Series® International Fund	Invesco V.I. Capital Appreciation Fund
American Funds Insurance Series® New World Fund®	Invesco V.I. Global Fund
American Funds Insurance Series® Global Small Capitalization Fund	Invesco V.I. Main Street Fund®
Allspring VT Omega Growth Fund	Invesco V.I. Main Street Small Cap Fund®
Fidelity® VIP Growth Portfolio	Putnam VT Diversified Income Fund
Fidelity® VIP Contrafund® Portfolio	Putnam VT Global Asset Allocation Fund
Fidelity® VIP Mid Cap Portfolio	Putnam VT Growth Opportunities Fund
Fidelity® VIP Value Strategies Portfolio	Putnam VT International Value Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT International Equity Fund
Fidelity® VIP Strategic Income Portfolio	Putnam VT Multi-Cap Core Fund
Franklin Rising Dividends VIP Fund	Putnam VT Small Cap Value Fund
Franklin Income VIP Fund	Putnam VT Large Cap Value Fund

Franklin Large Cap Growth VIP Fund	PIMCO VIT All Asset Portfolio
Franklin Global Real Estate VIP Fund	PIMCO StocksPLUS® Global Portfolio
Franklin Small-Mid Cap Growth VIP Fund	PIMCO VIT Global Managed Asset Allocation Portfolio
Franklin Small Cap Value VIP Fund	PSF PGIM Jennison Focused Blend Portfolio
Franklin Strategic Income VIP Fund	PSF PGIM Jennison Value Portfolio
Franklin Mutual Shares VIP Fund	Invesco V.I. Growth and Income Fund
Templeton Developing Markets VIP Fund	Invesco V.I. Comstock Fund
Templeton Foreign VIP Fund	Invesco V.I. American Franchise Fund
Templeton Growth VIP Fund	Allspring VT Index Asset Allocation Fund
Franklin Mutual Global Discovery VIP Fund	Allspring VT International Equity Fund
Franklin DynaTech VIP Fund	Allspring VT Small Cap Growth Fund
Templeton Global Bond VIP Fund	Allspring VT Discovery Fund
Hartford Balanced HLS Fund	Allspring VT Opportunity Fund
Hartford Total Return Bond HLS Fund	MFS® Core Equity Portfolio
Hartford Capital Appreciation HLS Fund	MFS® Massachusetts Investors Growth Stock Portfolio
Hartford Dividend and Growth HLS Fund	MFS® Research International Portfolio
Hartford Disciplined Equity HLS Fund

We have also audited the accompanying statements of assets and liabilities of Hartford MidCap HLS Fund, AB VPS Growth and Income Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, and Invesco V.I. Discovery Mid Cap Growth Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford MidCap HLS Fund	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Two years in the period ended December 31, 2022 and the period from September 18, 2020 to December 31, 2020
AB VPS Growth and Income Portfolio	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Three years in the period ended December 31, 2022 and the period from April 30, 2019 to December 31, 2019
BlackRock Managed Volatility V.I. Fund	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Four years in the period ended December 31, 2022 and the period from April 20, 2018 to December 31, 2018
BlackRock S&P 500 Index V.I. Fund	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Four years in the period ended December 31, 2022 and the period from April 20, 2018 to December 31, 2018
Invesco V.I. Discovery Mid Cap Growth Fund	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Two years in the period ended December 31, 2022 and the period from April 30, 2020 to December 31, 2020

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Hartford, Connecticut

April 17, 2023

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	7,143,227	9,058,362	5,969,500	892,832	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	3,383,804	1,060,136	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	58,270,427	106,847,660	609,088	39,215,300
class S2	—	—	—	—	—	—	3,020,622	—	—	22,650,627
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	3,383,804	1,060,136	7,143,227	9,058,362	5,969,500	892,832	61,291,049	106,847,660	609,088	61,865,927
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	286	61	1,083	4,805	4,617	201	26,394	35,995	62	47,167
Other assets	1	—	—	—	1	—	—	—	—	—
Total assets	3,384,091	1,060,197	7,144,310	9,063,167	5,974,118	893,033	61,317,443	106,883,655	609,150	61,913,094

Liabilities:
Due to Sponsor Company	286	61	1,083	4,805	4,617	201	26,394	35,995	62	47,167
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	3	3	—	—	1	3	—	3
Total liabilities	286	61	1,086	4,808	4,617	201	26,395	35,998	62	47,170

Net assets:
For contract liabilities	$3,383,805	$1,060,136	$7,143,224	$9,058,359	$5,969,501	$892,832	$61,291,048	$106,847,657	$609,088	$61,865,924

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	7,143,224	9,058,359	5,969,501	892,832	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	3,383,805	1,060,136	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	58,270,427	106,847,657	609,088	39,215,297
class S2	—	—	—	—	—	—	3,020,621	—	—	22,650,627
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$3,383,805	$1,060,136	$7,143,224	$9,058,359	$5,969,501	$892,832	$61,291,048	$106,847,657	$609,088	$61,865,924

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	876,470	702,199	364,216	55,732	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	271,573	77,101	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	2,373,541	10,599,966	135,353	1,355,055
class S2	—	—	—	—	—	—	123,796	—	—	796,996
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	271,573	77,101	876,470	702,199	364,216	55,732	2,497,337	10,599,966	135,353	2,152,051

Cost	$2,613,732	$1,148,675	$9,155,897	$9,107,639	$6,446,242	$1,097,107	$74,110,350	$124,972,679	$624,797	$68,346,516

Deferred contracts in the accumulation period:
Units owned by participants #	122,729	36,327	447,661	1,237,104	220,436	83,415	2,568,713	87,979,742	71,696	15,496,982
Minimum unit fair value #*	$25.724852	$27.728046	$13.165823	$5.970129	$21.890326	$8.421353	$17.525556	$1.020185	$1.745972	$2.284814
Maximum unit fair value #*	$28.944111	$31.158088	$22.726310	$14.355854	$41.378256	$17.090075	$31.080033	$8.730798	$12.580226	$21.204620
Contract liability	$3,358,763	$1,060,136	$6,979,015	$9,021,872	$5,963,024	$878,388	$60,718,246	$105,805,672	$609,088	$61,494,113

Contracts in payout (annuitization) period:
Units owned by participants #	961	—	10,862	5,209	241	1,436	23,230	829,119	—	103,734
Minimum unit fair value #*	$25.724852	$—	$14.714633	$6.672683	$25.768083	$10.061908	$19.732967	$1.201768	$—	$2.691393
Maximum unit fair value #*	$28.944111	$—	$22.726310	$7.569339	$27.750786	$10.061908	$28.020722	$1.431786	$—	$21.105417
Contract liability	$25,042	$—	$164,209	$36,487	$6,477	$14,444	$572,802	$1,041,985	$—	$371,811

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	33,541,128	100,318,303	426,972,969
class 4	—	—	—	—	—	—	—	3,892,411	15,570,304	16,913,172
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	1,209,828	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	603,869	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	63,812,534	32,180,447	—	—	143,860,325	—	—	—	—	—
class S2	843,024	7,866,705	5,033,764	130,198	2,456,151	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	64,655,558	40,047,152	5,033,764	130,198	146,316,476	603,869	1,209,828	37,433,539	115,888,607	443,886,141
Due from Sponsor Company	—	—	—	—	15,056	—	14,922	—	—	—
Receivable for fund shares sold	38,798	28,728	411	146	—	33	—	36,478	28,689	218,258
Other assets	—	—	—	—	145	1	—	—	2	1
Total assets	64,694,356	40,075,880	5,034,175	130,344	146,331,677	603,903	1,224,750	37,470,017	115,917,298	444,104,400

Liabilities:
Due to Sponsor Company	38,798	28,728	411	146	—	33	—	36,478	28,689	218,258
Payable for fund shares purchased	—	—	—	—	15,056	—	14,922	—	—	—
Other liabilities	1	3	—	1	—	—	1	4	—	—
Total liabilities	38,799	28,731	411	147	15,056	33	14,923	36,482	28,689	218,258

Net assets:
For contract liabilities	$64,655,557	$40,047,149	$5,033,764	$130,197	$146,316,621	$603,870	$1,209,827	$37,433,535	$115,888,609	$443,886,142

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	33,541,127	100,318,306	426,972,972
class 4	—	—	—	—	—	—	—	3,892,408	15,570,303	16,913,170
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	1,209,827	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	603,870	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	63,812,533	32,180,445	—	—	143,860,469	—	—	—	—	—
class S2	843,024	7,866,704	5,033,764	130,197	2,456,152	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$64,655,557	$40,047,149	$5,033,764	$130,197	$146,316,621	$603,870	$1,209,827	$37,433,535	$115,888,609	$443,886,142

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	3,549,326	8,618,411	19,487,584
class 4	—	—	—	—	—	—	—	417,193	1,371,833	777,975
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	42,660	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	28,525	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	7,437,358	2,136,816	—	—	143,860,325	—	—	—	—	—
class S2	102,433	577,161	631,589	5,261	2,456,151	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	7,539,791	2,713,977	631,589	5,261	146,316,476	28,525	42,660	3,966,519	9,990,244	20,265,559

Cost	$82,395,835	$47,394,882	$6,674,900	$105,961	$146,316,476	$572,300	$1,348,491	$45,882,428	$129,339,812	$410,788,178

Deferred contracts in the accumulation period:
Units owned by participants #	19,644,943	1,379,864	353,044	5,801	16,159,681	21,320	92,560	3,593,976	6,115,527	16,900,480
Minimum unit fair value #*	$2.722328	$20.068235	$12.311609	$22.218034	$8.107010	$26.663752	$12.620085	$7.818642	$11.142159	$11.565904
Maximum unit fair value #*	$28.097920	$35.930115	$16.338778	$23.706700	$10.107592	$30.036372	$13.548439	$12.287539	$30.583662	$34.726695
Contract liability	$63,972,535	$39,747,820	$5,005,755	$130,197	$143,891,759	$603,870	$1,209,827	$37,028,448	$114,560,691	$439,758,851

Contracts in payout (annuitization) period:
Units owned by participants #	201,192	9,951	2,010	—	265,354	—	—	37,057	67,746	144,880
Minimum unit fair value #*	$3.206767	$21.634811	$13.934413	$—	$9.008916	$—	$—	$8.459025	$11.763897	$12.244306
Maximum unit fair value #*	$19.587937	$35.930115	$13.934413	$—	$9.316454	$—	$—	$12.287539	$23.410179	$34.576500
Contract liability	$683,022	$299,329	$28,009	$—	$2,424,862	$—	$—	$405,087	$1,327,918	$4,127,291

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	288,839,428	346,175,425	154,431,095	992,779,364	881,776,968	160,623,557	58,962,032	74,672,527	626,527	—
class 4	22,569,603	60,525,870	11,386,626	114,576,202	73,945,893	58,148,156	8,579,995	16,499,243	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	7,547,717
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	311,409,031	406,701,295	165,817,721	1,107,355,566	955,722,861	218,771,713	67,542,027	91,171,770	626,527	7,547,717
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	90,846	145,997	72,662	275,779	403,775	103,150	48,299	69,636	115	680
Other assets	—	4	4	—	—	—	1	—	—	—
Total assets	311,499,877	406,847,296	165,890,387	1,107,631,345	956,126,636	218,874,863	67,590,327	91,241,406	626,642	7,548,397

Liabilities:
Due to Sponsor Company	90,846	145,997	72,662	275,779	403,775	103,150	48,299	69,636	115	680
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	9	—	—	—	4	1	—	3	—	2
Total liabilities	90,855	145,997	72,662	275,779	403,779	103,151	48,299	69,639	115	682

Net assets:
For contract liabilities	$311,409,022	$406,701,299	$165,817,725	$1,107,355,566	$955,722,857	$218,771,712	$67,542,028	$91,171,767	$626,527	$7,547,715

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	288,839,420	346,175,428	154,431,098	992,779,364	881,776,966	160,623,557	58,962,030	74,672,527	626,527	—
class 4	22,569,602	60,525,871	11,386,627	114,576,202	73,945,891	58,148,155	8,579,998	16,499,240	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	7,547,715
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$311,409,022	$406,701,299	$165,817,725	$1,107,355,566	$955,722,857	$218,771,712	$67,542,028	$91,171,767	$626,527	$7,547,715

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	23,181,335	37,343,627	5,183,991	13,166,835	17,828,082	10,546,524	2,677,658	4,880,558	31,531	—
class 4	1,828,979	6,557,516	385,857	1,555,896	1,517,773	3,879,130	392,857	1,079,793	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	108,961
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	25,010,314	43,901,143	5,569,848	14,722,731	19,345,855	14,425,654	3,070,515	5,960,351	31,531	108,961

Cost	$305,524,905	$477,972,211	$148,862,036	$1,095,437,611	$842,641,639	$265,962,257	$65,718,181	$119,502,408	$827,841	$8,111,916

Deferred contracts in the accumulation period:
Units owned by participants #	102,842,319	29,014,775	5,276,696	32,808,219	29,831,009	15,684,809	2,570,879	4,079,962	19,846	220,849
Minimum unit fair value #*	$2.347284	$8.880289	$12.855203	$15.490000	$13.484442	$8.664335	$10.394090	$10.684751	$29.918255	$28.750557
Maximum unit fair value #*	$42.097879	$18.347530	$45.743201	$55.631146	$45.373538	$22.016280	$42.633702	$36.960885	$34.523711	$56.683665
Contract liability	$308,157,977	$403,450,128	$164,412,864	$1,097,940,004	$943,825,057	$217,186,490	$67,073,675	$90,425,187	$625,537	$7,547,715

Contracts in payout (annuitization) period:
Units owned by participants #	1,103,947	221,546	36,952	248,573	326,848	106,825	16,140	30,783	30	—
Minimum unit fair value #*	$2.766915	$9.401156	$13.908114	$16.398476	$14.275406	$9.172793	$11.004017	$11.311722	$33.051633	$—
Maximum unit fair value #*	$13.925532	$18.347530	$45.743201	$55.631146	$45.373538	$21.787828	$42.495488	$36.272394	$33.051633	$—
Contract liability	$3,251,045	$3,251,171	$1,404,861	$9,415,562	$11,897,800	$1,585,222	$468,353	$746,580	$990	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	275,278,861	299,596,173	37,400,202	2,060,414	83,367,699
class 4	—	—	—	—	—	4,396,419	42,293,040	—	—	4,673,222
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	39,518,301	24,979,260	3,285,315	1,896,516	502,027	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	39,518,301	24,979,260	3,285,315	1,896,516	502,027	279,675,280	341,889,213	37,400,202	2,060,414	88,040,921
Due from Sponsor Company	—	—	112,306	—	—	—	—	—	—	—
Receivable for fund shares sold	7,871	15,259	—	398	23	97,631	20,389	24,480	313	33,777
Other assets	3	4	3	2	1	—	—	—	—	—
Total assets	39,526,175	24,994,523	3,397,624	1,896,916	502,051	279,772,911	341,909,602	37,424,682	2,060,727	88,074,698

Liabilities:
Due to Sponsor Company	7,871	15,259	—	398	23	97,631	20,389	24,480	313	33,777
Payable for fund shares purchased	—	—	112,306	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	3	—	—	—	1
Total liabilities	7,871	15,259	112,306	398	23	97,634	20,389	24,480	313	33,778

Net assets:
For contract liabilities	$39,518,304	$24,979,264	$3,285,318	$1,896,518	$502,028	$279,675,277	$341,889,213	$37,400,202	$2,060,414	$88,040,920

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	275,278,859	299,596,175	37,400,202	2,060,414	83,367,701
class 4	—	—	—	—	—	4,396,418	42,293,038	—	—	4,673,219
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	39,518,304	24,979,264	3,285,318	1,896,518	502,028	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$39,518,304	$24,979,264	$3,285,318	$1,896,518	$502,028	$279,675,277	$341,889,213	$37,400,202	$2,060,414	$88,040,920

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	10,184,198	20,339,184	2,776,555	177,775	7,932,226
class 4	—	—	—	—	—	162,469	2,789,778	—	—	413,194
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,081,508	800,617	225,950	144,662	50,710	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,081,508	800,617	225,950	144,662	50,710	10,346,667	23,128,962	2,776,555	177,775	8,345,420

Cost	$35,701,471	$24,587,961	$3,401,781	$1,902,227	$578,602	$243,231,213	$347,769,888	$51,964,094	$2,694,841	$135,643,547

Deferred contracts in the accumulation period:
Units owned by participants #	1,320,891	969,066	123,686	58,749	33,853	6,598,757	13,969,100	1,417,290	90,881	3,713,886
Minimum unit fair value #*	$22.813225	$20.925108	$23.256418	$28.272503	$11.952020	$32.393905	$15.037174	$22.867791	$17.091875	$15.592871
Maximum unit fair value #*	$44.275660	$39.390381	$48.747525	$50.735530	$16.941938	$52.290004	$31.990427	$31.949102	$30.412284	$40.042792
Contract liability	$39,332,898	$24,906,462	$3,277,357	$1,896,518	$502,028	$276,821,253	$337,377,180	$37,070,055	$2,054,432	$87,365,381

Contracts in payout (annuitization) period:
Units owned by participants #	6,703	2,792	300	—	—	64,133	179,272	11,722	252	28,063
Minimum unit fair value #*	$25.688604	$23.388510	$26.579679	$—	$—	$42.532056	$16.932232	$26.889674	$20.406107	$18.700185
Maximum unit fair value #*	$43.388082	$39.390381	$26.579679	$—	$—	$50.306737	$30.593176	$31.949102	$23.869834	$36.261650
Contract liability	$185,406	$72,802	$7,961	$—	$—	$2,854,024	$4,512,033	$330,147	$5,982	$675,539

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$104,878,600	$—	$20,624,416	$—	$—	$—	$—	$—	$—
class 2	24,646,863	7,900,788	226,170,548	62,471	93,160,235	73,577,705	99,462,979	14,742,208	2,665,177	—
class 4	10,449,836	27,327,993	41,102,462	2,308,816	14,373,313	11,507,359	12,851,188	1,838,648	18,823,927	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	12,627,259
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	35,096,699	140,107,381	267,273,010	22,995,703	107,533,548	85,085,064	112,314,167	16,580,856	21,489,104	12,627,259
Due from Sponsor Company	—	—	—	—	—	—	37,921	—	—	—
Receivable for fund shares sold	499	82,685	94,788	11,539	62,259	18,035	—	20,727	6,220	3,469
Other assets	6	1	—	1	5	2	10	—	2	5
Total assets	35,097,204	140,190,067	267,367,798	23,007,243	107,595,812	85,103,101	112,352,098	16,601,583	21,495,326	12,630,733

Liabilities:
Due to Sponsor Company	499	82,685	94,788	11,539	62,259	18,035	—	20,727	6,220	3,469
Payable for fund shares purchased	—	—	—	—	—	—	37,921	—	—	—
Other liabilities	—	—	1	—	—	—	—	1	—	—
Total liabilities	499	82,685	94,789	11,539	62,259	18,035	37,921	20,728	6,220	3,469

Net assets:
For contract liabilities	$35,096,705	$140,107,382	$267,273,009	$22,995,704	$107,533,553	$85,085,066	$112,314,177	$16,580,855	$21,489,106	$12,627,264

Contract Liabilities:
class 1	$—	$104,878,600	$—	$20,624,418	$—	$—	$—	$—	$—	$—
class 2	24,646,866	7,900,788	226,170,547	62,471	93,160,237	73,577,706	99,462,985	14,742,208	2,665,177	—
class 4	10,449,839	27,327,994	41,102,462	2,308,815	14,373,316	11,507,360	12,851,192	1,838,647	18,823,929	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	12,627,264
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$35,096,705	$140,107,382	$267,273,009	$22,995,704	$107,533,553	$85,085,066	$112,314,177	$16,580,855	$21,489,106	$12,627,264

Shares:
class 1	—	11,537,799	—	2,738,966	—	—	—	—	—	—
class 2	1,967,029	905,016	14,918,902	8,374	7,654,908	7,185,323	5,988,139	4,963,706	213,556	—
class 4	799,528	3,033,074	2,679,430	307,024	1,157,272	1,105,414	751,092	709,903	1,474,074	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	480,672
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,766,557	15,475,889	17,598,332	3,054,364	8,812,180	8,290,737	6,739,231	5,673,609	1,687,630	480,672

Cost	$41,505,345	$172,984,754	$290,345,659	$27,347,042	$116,102,147	$97,328,983	$122,846,152	$30,784,127	$27,493,693	$13,552,939

Deferred contracts in the accumulation period:
Units owned by participants #	1,543,359	7,932,470	11,063,604	1,179,715	8,766,488	5,307,918	3,602,903	670,046	1,913,482	567,643
Minimum unit fair value #*	$18.973716	$11.020715	$14.147308	$7.522820	$8.071241	$10.379551	$14.993000	$21.571041	$8.797201	$18.453879
Maximum unit fair value #*	$40.962778	$25.287815	$33.938993	$28.353824	$16.020182	$20.925598	$42.466311	$36.061003	$12.664573	$30.357758
Contract liability	$34,932,807	$138,767,949	$264,636,813	$22,883,842	$106,869,967	$84,299,410	$111,395,615	$16,503,871	$21,378,467	$12,264,309

Contracts in payout (annuitization) period:
Units owned by participants #	6,916	67,526	101,548	5,163	49,651	47,020	25,450	2,952	9,234	16,558
Minimum unit fair value #*	$21.441532	$11.702110	$15.812820	$8.471301	$9.021618	$11.601593	$16.882725	$23.264548	$10.999510	$20.779677
Maximum unit fair value #*	$39.592842	$25.287815	$33.938993	$25.933785	$15.967353	$20.925598	$42.466311	$28.696636	$12.657147	$23.572688
Contract liability	$163,898	$1,339,433	$2,636,196	$111,862	$663,586	$785,656	$918,562	$76,984	$110,639	$362,955

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	243,580,796	211,497,304	180,864,964	102,904,947	15,192,254	4,419,055	107,251,305	5,096,352	4,352,665	3,931,045
class IB	3,722,948	6,703,675	8,734,252	1,657,596	3,286,739	—	442,830	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	247,303,744	218,200,979	189,599,216	104,562,543	18,478,993	4,419,055	107,694,135	5,096,352	4,352,665	3,931,045
Due from Sponsor Company	—	—	13,595	—	—	—	—	—	1,953	167,461
Receivable for fund shares sold	99,972	111,294	—	49,055	3,087	535	59,986	464	—	—
Other assets	—	1	—	—	—	—	—	—	—	—
Total assets	247,403,716	218,312,274	189,612,811	104,611,598	18,482,080	4,419,590	107,754,121	5,096,816	4,354,618	4,098,506

Liabilities:
Due to Sponsor Company	99,972	111,294	—	49,055	3,087	535	59,986	464	—	—
Payable for fund shares purchased	—	—	13,595	—	—	—	—	—	1,953	167,461
Other liabilities	8	—	2	2	2	1	5	—	2	3
Total liabilities	99,980	111,294	13,597	49,057	3,089	536	59,991	464	1,955	167,464

Net assets:
For contract liabilities	$247,303,736	$218,200,980	$189,599,214	$104,562,541	$18,478,991	$4,419,054	$107,694,130	$5,096,352	$4,352,663	$3,931,042

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	243,580,789	211,497,304	180,864,961	102,904,945	15,192,252	4,419,054	107,251,302	5,096,352	4,352,663	3,931,042
class IB	3,722,947	6,703,676	8,734,253	1,657,596	3,286,739	—	442,828	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$247,303,736	$218,200,980	$189,599,214	$104,562,541	$18,478,991	$4,419,054	$107,694,130	$5,096,352	$4,352,663	$3,931,042

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	26,276,246	5,373,407	8,206,214	6,521,226	1,108,115	172,082	10,768,204	375,837	200,491	41,111
class IB	403,790	174,666	399,554	106,942	234,935	—	44,550	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	26,680,036	5,548,073	8,605,768	6,628,168	1,343,050	172,082	10,812,754	375,837	200,491	41,111

Cost	$297,403,718	$235,933,347	$180,909,689	$101,422,361	$18,864,302	$6,046,879	$108,813,342	$7,297,296	$5,667,568	$3,420,168

Deferred contracts in the accumulation period:
Units owned by participants #	20,008,237	8,595,156	6,029,028	3,052,874	1,309,488	455,893	85,968,162	194,453	141,159	123,569
Minimum unit fair value #*	$10.393757	$20.386909	$25.814995	$27.890918	$11.352665	$9.388131	$0.778260	$21.985912	$27.347678	$27.420090
Maximum unit fair value #*	$14.808691	$42.390084	$47.985573	$53.589029	$22.601357	$9.847167	$10.365150	$41.715769	$45.848075	$51.498516
Contract liability	$245,899,739	$216,937,591	$188,372,913	$103,877,216	$18,320,676	$4,397,233	$106,813,318	$5,094,112	$4,334,914	$3,931,042

Contracts in payout (annuitization) period:
Units owned by participants #	112,286	49,300	38,148	20,297	8,235	2,255	803,078	90	596	—
Minimum unit fair value #*	$11.703580	$22.956850	$28.853720	$31.405818	$12.879203	$9.637886	$0.928942	$24.757464	$29.453977	$—
Maximum unit fair value #*	$14.414127	$42.390084	$46.707182	$52.161494	$22.565920	$9.823685	$9.660351	$24.757464	$31.255189	$—
Contract liability	$1,403,997	$1,263,389	$1,226,301	$685,325	$158,315	$21,821	$880,812	$2,240	$17,749	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	80,497,175	11,147,271	81,040,658	36,379,586	52,384,801	229,964,456
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	10,645,464	—	1,303,225	—	597,155	21,500,067
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	6,308,320	10,336,002	17,413,709	3,983,627	—	—	—	—	—	—
Total investments	6,308,320	10,336,002	17,413,709	3,983,627	91,142,639	11,147,271	82,343,883	36,379,586	52,981,956	251,464,523
Due from Sponsor Company	—	—	—	9,300	—	—	—	—	—	—
Receivable for fund shares sold	625	1,151	7,133	—	40,787	45,993	26,989	28,117	52,049	121,818
Other assets	—	—	3	1	3	—	—	—	2	2
Total assets	6,308,945	10,337,153	17,420,845	3,992,928	91,183,429	11,193,264	82,370,872	36,407,703	53,034,007	251,586,343

Liabilities:
Due to Sponsor Company	625	1,151	7,133	—	40,787	45,993	26,989	28,117	52,049	121,818
Payable for fund shares purchased	—	—	—	9,300	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	3	4	1	—	—
Total liabilities	625	1,151	7,133	9,300	40,787	45,996	26,993	28,118	52,049	121,818

Net assets:
For contract liabilities	$6,308,320	$10,336,002	$17,413,712	$3,983,628	$91,142,642	$11,147,268	$82,343,879	$36,379,585	$52,981,958	$251,464,525

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	80,497,175	11,147,268	81,040,657	36,379,585	52,384,804	229,964,456
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	10,645,467	—	1,303,222	—	597,154	21,500,069
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	6,308,320	10,336,002	17,413,712	3,983,628	—	—	—	—	—	—
Total contract liabilities	$6,308,320	$10,336,002	$17,413,712	$3,983,628	$91,142,642	$11,147,268	$82,343,879	$36,379,585	$52,981,958	$251,464,525

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	1,676,326	562,425	2,511,331	5,080,948	4,631,725	10,225,187
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	237,941	—	41,150	—	67,551	979,502
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	416,116	695,559	1,707,226	121,452	—	—	—	—	—	—
Total shares	416,116	695,559	1,707,226	121,452	1,914,267	562,425	2,552,481	5,080,948	4,699,276	11,204,689

Cost	$6,882,179	$10,851,799	$20,035,391	$3,719,020	$97,332,266	$10,979,773	$68,449,933	$47,580,617	$80,810,847	$246,952,180

Deferred contracts in the accumulation period:
Units owned by participants #	241,908	342,202	990,722	177,953	3,420,621	353,826	3,136,884	2,223,171	1,642,909	10,214,244
Minimum unit fair value #*	$22.424474	$25.562558	$14.475300	$18.196493	$17.356385	$25.297955	$22.384536	$13.845216	$22.674630	$16.263531
Maximum unit fair value #*	$30.646970	$38.456879	$21.609307	$30.925188	$52.892757	$41.081238	$41.909150	$46.446989	$52.321854	$33.089240
Contract liability	$6,308,320	$10,122,066	$17,286,473	$3,980,609	$90,673,273	$11,064,525	$81,669,079	$36,084,170	$52,514,323	$248,721,907

Contracts in payout (annuitization) period:
Units owned by participants #	—	7,358	7,036	139	16,306	2,410	23,852	17,006	12,555	105,891
Minimum unit fair value #*	$—	$28.781778	$16.619048	$21.740278	$20.534573	$30.202427	$26.125256	$16.067381	$27.071463	$18.177078
Maximum unit fair value #*	$—	$32.406126	$18.855175	$21.740278	$50.451489	$41.081238	$35.090126	$18.787195	$52.285955	$33.089240
Contract liability	$—	$213,936	$127,239	$3,019	$469,369	$82,743	$674,800	$295,415	$467,635	$2,742,618

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	515,892	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	259,941
class III	—	—	—	—	134,158,370	2,132,043	19,243,258	—	4,368,752	—
class INIT	95,164,616	216,414,606	14,398,988	44,366,804	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	58,627,800	70,401,109	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	153,792,416	286,815,715	14,398,988	44,366,804	134,158,370	2,132,043	19,243,258	515,892	4,368,752	259,941
Due from Sponsor Company	—	432,855	—	—	—	—	—	—	—	590
Receivable for fund shares sold	157,931	—	35,396	21,420	33,995	412	2,117	53	223	—
Other assets	1	—	2	5	4	—	3	—	—	—
Total assets	153,950,348	287,248,570	14,434,386	44,388,229	134,192,369	2,132,455	19,245,378	515,945	4,368,975	260,531

Liabilities:
Due to Sponsor Company	157,931	—	35,396	21,420	33,995	412	2,117	53	223	—
Payable for fund shares purchased	—	432,855	—	—	—	—	—	—	—	590
Other liabilities	—	6	—	—	—	1	—	1	—	—
Total liabilities	157,931	432,861	35,396	21,420	33,995	413	2,117	54	223	590

Net assets:
For contract liabilities	$153,792,417	$286,815,709	$14,398,990	$44,366,809	$134,158,374	$2,132,042	$19,243,261	$515,891	$4,368,752	$259,941

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	515,891	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	259,941
class III	—	—	—	—	134,158,374	2,132,042	19,243,261	—	4,368,752	—
class INIT	95,164,613	216,414,601	14,398,990	44,366,809	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	58,627,804	70,401,108	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$153,792,417	$286,815,709	$14,398,990	$44,366,809	$134,158,374	$2,132,042	$19,243,261	$515,891	$4,368,752	$259,941

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	40,718	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	30,261
class III	—	—	—	—	9,610,198	179,616	788,981	—	431,695	—
class INIT	4,415,992	19,219,770	519,070	9,399,747	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	2,787,817	6,376,912	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	7,203,809	25,596,682	519,070	9,399,747	9,610,198	179,616	788,981	40,718	431,695	30,261

Cost	$125,473,938	$335,022,155	$14,313,601	$53,907,962	$130,390,652	$2,611,821	$19,166,279	$587,981	$4,573,871	$320,826

Deferred contracts in the accumulation period:
Units owned by participants #	4,320,857	21,749,278	419,064	3,814,049	12,462,742	142,757	1,345,283	17,714	164,325	24,814
Minimum unit fair value #*	$22.344180	$10.584368	$29.043503	$10.489210	$10.486566	$14.043678	$13.967436	$25.949460	$24.806224	$9.593845
Maximum unit fair value #*	$50.608051	$15.163725	$39.333271	$12.626768	$11.117692	$15.820947	$14.664737	$30.397222	$27.945176	$10.702893
Contract liability	$152,877,425	$284,883,132	$14,249,473	$43,827,793	$134,064,642	$2,132,042	$19,232,253	$498,758	$4,348,123	$259,941

Contracts in payout (annuitization) period:
Units owned by participants #	23,210	142,501	3,999	45,796	8,845	—	751	552	762	—
Minimum unit fair value #*	$24.973237	$11.355401	$33.799095	$11.590926	$10.486566	$—	$14.664737	$28.071552	$27.056352	$—
Maximum unit fair value #*	$50.608051	$15.163725	$39.333271	$12.626768	$11.009952	$—	$14.664737	$32.356509	$27.056352	$—
Contract liability	$914,992	$1,932,577	$149,517	$539,016	$93,732	$—	$11,008	$17,133	$20,629	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	19,247,023
class II	1,177,768	5,917,236	—	—	—	—	—	—	—	—
class III	—	—	—	3,842,851	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	34,302,857	—	5,827,547	—	—	—	—	—
class S2	—	—	6,628,856	—	1,084,219	1,481,748	5,460,597	3,200,406	8,468,661	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,177,768	5,917,236	40,931,713	3,842,851	6,911,766	1,481,748	5,460,597	3,200,406	8,468,661	19,247,023
Due from Sponsor Company	—	—	135,955	—	—	—	—	—	—	—
Receivable for fund shares sold	145	1,703	—	198	5,799	137	3,490	7,910	11,357	10,944
Other assets	—	—	1	—	—	—	—	1	1	2
Total assets	1,177,913	5,918,939	41,067,669	3,843,049	6,917,565	1,481,885	5,464,087	3,208,317	8,480,019	19,257,969

Liabilities:
Due to Sponsor Company	145	1,703	—	198	5,799	137	3,490	7,910	11,357	10,944
Payable for fund shares purchased	—	—	135,955	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	5	1	—	—	—	—
Total liabilities	145	1,704	135,955	198	5,804	138	3,490	7,910	11,357	10,944

Net assets:
For contract liabilities	$1,177,768	$5,917,235	$40,931,714	$3,842,851	$6,911,761	$1,481,747	$5,460,597	$3,200,407	$8,468,662	$19,247,025

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	19,247,025
class II	1,177,768	5,917,235	—	—	—	—	—	—	—	—
class III	—	—	—	3,842,851	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	34,302,859	—	5,827,542	—	—	—	—	—
class S2	—	—	6,628,855	—	1,084,219	1,481,747	5,460,597	3,200,407	8,468,662	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,177,768	$5,917,235	$40,931,714	$3,842,851	$6,911,761	$1,481,747	$5,460,597	$3,200,407	$8,468,662	$19,247,025

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	4,077,759
class II	172,440	2,105,778	—	—	—	—	—	—	—	—
class III	—	—	—	667,162	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,184,895	—	104,982	—	—	—	—	—
class S2	—	—	428,221	—	22,654	44,820	180,218	203,329	375,384	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	172,440	2,105,778	2,613,116	667,162	127,636	44,820	180,218	203,329	375,384	4,077,759

Cost	$3,025,921	$17,135,928	$46,281,165	$5,413,422	$9,962,733	$2,084,133	$6,470,335	$4,579,100	$7,874,536	$24,472,536

Deferred contracts in the accumulation period:
Units owned by participants #	51,349	258,377	3,321,420	142,543	599,124	58,177	258,181	118,200	274,693	1,451,322
Minimum unit fair value #*	$21.060578	$18.368788	$10.936014	$25.010056	$11.005369	$20.781218	$17.051276	$23.181760	$25.193252	$11.183620
Maximum unit fair value #*	$23.495032	$36.762120	$38.683946	$28.775802	$11.685436	$36.665789	$29.429667	$35.224382	$45.770197	$18.674226
Contract liability	$1,164,440	$5,887,666	$40,642,041	$3,842,851	$6,782,481	$1,481,747	$5,434,072	$3,195,604	$8,438,543	$19,111,749

Contracts in payout (annuitization) period:
Units owned by participants #	582	1,354	24,825	—	11,234	—	1,368	192	1,009	10,321
Minimum unit fair value #*	$22.725728	$20.682393	$11.159322	$—	$11.407443	$—	$19.199097	$24.965797	$28.156337	$12.499785
Maximum unit fair value #*	$23.495032	$23.287231	$25.778561	$—	$11.521095	$—	$20.372387	$24.965797	$31.937819	$14.179557
Contract liability	$13,328	$29,569	$289,673	$—	$129,280	$—	$26,525	$4,803	$30,119	$135,276

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	573,254	3,165,649	253,355
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,971,367	4,064,437	581,531	1,119,740	207,356	870,462	1,649,713	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,971,367	4,064,437	581,531	1,119,740	207,356	870,462	1,649,713	573,254	3,165,649	253,355
Due from Sponsor Company	—	—	—	—	—	—	8,054	—	—	—
Receivable for fund shares sold	182	325	53	128	12	588,431	—	224	166	207
Other assets	1	1	—	—	1	1	—	—	—	—
Total assets	1,971,550	4,064,763	581,584	1,119,868	207,369	1,458,894	1,657,767	573,478	3,165,815	253,562

Liabilities:
Due to Sponsor Company	182	325	53	128	12	588,431	—	224	166	207
Payable for fund shares purchased	—	—	—	—	—	—	8,054	—	—	—
Other liabilities	—	—	1	1	—	—	—	—	—	—
Total liabilities	182	325	54	129	12	588,431	8,054	224	166	207

Net assets:
For contract liabilities	$1,971,368	$4,064,438	$581,530	$1,119,739	$207,357	$870,463	$1,649,713	$573,254	$3,165,649	$253,355

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	573,254	3,165,649	253,355
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,971,368	4,064,438	581,530	1,119,739	207,357	870,463	1,649,713	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,971,368	$4,064,438	$581,530	$1,119,739	$207,357	$870,463	$1,649,713	$573,254	$3,165,649	$253,355

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	65,440	542,063	29,771
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	127,679	429,191	57,806	86,869	12,675	82,119	60,942	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	127,679	429,191	57,806	86,869	12,675	82,119	60,942	65,440	542,063	29,771

Cost	$2,010,433	$4,454,070	$576,400	$1,158,433	$237,152	$966,883	$1,509,472	$710,577	$4,296,962	$344,156

Deferred contracts in the accumulation period:
Units owned by participants #	101,290	188,126	52,707	98,295	5,169	35,450	37,666	40,699	188,863	20,871
Minimum unit fair value #*	$16.767360	$20.759486	$9.453809	$9.639458	$35.513541	$20.591895	$32.889651	$13.347910	$15.802617	$12.097249
Maximum unit fair value #*	$25.127162	$22.171363	$16.646893	$16.711409	$49.818266	$34.461251	$46.609433	$14.947344	$17.801902	$12.891673
Contract liability	$1,897,784	$4,040,962	$581,530	$1,116,960	$207,357	$867,162	$1,631,547	$573,254	$3,165,649	$253,355

Contracts in payout (annuitization) period:
Units owned by participants #	3,947	1,125	—	238	—	126	398	—	—	—
Minimum unit fair value #*	$18.192820	$20.759486	$—	$11.690498	$—	$26.109301	$45.675192	$—	$—	$—
Maximum unit fair value #*	$19.305036	$22.171363	$—	$11.690498	$—	$26.109301	$45.675192	$—	$—	$—
Contract liability	$73,584	$23,476	$—	$2,779	$—	$3,301	$18,166	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	207,790	387,098	652,567	308,531	30,483
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	513,796	424,106	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	27,316,493	—	—	—	—	—
class S2	—	—	17,645,985	1,247,722	974,528	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	513,796	424,106	17,645,985	1,247,722	28,291,021	207,790	387,098	652,567	308,531	30,483
Due from Sponsor Company	—	—	—	—	—	—	—	49	—	—
Receivable for fund shares sold	92	41	36,624	847	21,853	21	76	—	36	4
Other assets	—	—	2	1	—	—	1	—	—	—
Total assets	513,888	424,147	17,682,611	1,248,570	28,312,874	207,811	387,175	652,616	308,567	30,487

Liabilities:
Due to Sponsor Company	92	41	36,624	847	21,853	21	76	—	36	4
Payable for fund shares purchased	—	—	—	—	—	—	—	49	—	—
Other liabilities	—	1	—	—	2	1	—	1	—	—
Total liabilities	92	42	36,624	847	21,855	22	76	50	36	4

Net assets:
For contract liabilities	$513,796	$424,105	$17,645,987	$1,247,723	$28,291,019	$207,789	$387,099	$652,566	$308,531	$30,483

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	207,789	387,099	652,566	308,531	30,483
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	513,796	424,105	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	27,316,493	—	—	—	—	—
class S2	—	—	17,645,987	1,247,723	974,526	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$513,796	$424,105	$17,645,987	$1,247,723	$28,291,019	$207,789	$387,099	$652,566	$308,531	$30,483

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	12,472	225,057	86,433	18,117	1,366
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	12,658	9,988	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	637,640	—	—	—	—	—
class S2	—	—	892,564	61,616	25,084	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	12,658	9,988	892,564	61,616	662,724	12,472	225,057	86,433	18,117	1,366

Cost	$144,061	$190,339	$16,171,335	$1,002,335	$37,885,242	$228,477	$628,635	$834,819	$459,962	$30,930

Deferred contracts in the accumulation period:
Units owned by participants #	153,589	154,913	664,633	32,444	1,107,583	64,332	28,763	130,180	8,078	981
Minimum unit fair value #*	$2.922785	$2.487342	$21.395778	$33.326562	$21.670957	$2.424905	$12.389735	$3.454176	$33.145638	$28.562535
Maximum unit fair value #*	$3.351723	$29.308982	$38.069336	$41.176612	$28.832670	$26.355167	$14.308811	$43.773598	$39.924896	$42.463686
Contract liability	$513,796	$424,105	$17,562,555	$1,247,723	$28,066,862	$168,756	$386,264	$651,772	$308,531	$30,483

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	2,827	—	8,407	14,523	61	207	—	—
Minimum unit fair value #*	$—	$—	$25.944357	$—	$25.494995	$2.687591	$13.695271	$3.828470	$—	$—
Maximum unit fair value #*	$—	$—	$38.069336	$—	$28.494782	$2.687591	$13.695271	$3.828470	$—	$—
Contract liability	$—	$—	$83,432	$—	$224,157	$39,033	$835	$794	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2022

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—
class 2	—	—	—
class 4	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IA	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class INIT	16,433,996	26,232,722	11,341,237
class S1	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—
class VC	—	—	—
Total investments	16,433,996	26,232,722	11,341,237
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	3,171	8,326	3,097
Other assets	—	—	3
Total assets	16,437,167	26,241,048	11,344,337

Liabilities:
Due to Sponsor Company	3,171	8,326	3,097
Payable for fund shares purchased	—	—	—
Other liabilities	—	—	—
Total liabilities	3,171	8,326	3,097

Net assets:
For contract liabilities	$16,433,996	$26,232,722	$11,341,240

Contract Liabilities:
class 1	$—	$—	$—
class 2	—	—	—
class 4	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IA	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class INIT	16,433,996	26,232,722	11,341,240
class S1	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—
class VC	—	—	—
Total contract liabilities	$16,433,996	$26,232,722	$11,341,240

Shares:
class 1	—	—	—
class 2	—	—	—
class 4	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IA	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class INIT	692,541	1,359,913	751,075
class S1	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—
class VC	—	—	—
Total shares	692,541	1,359,913	751,075

Cost	$17,325,616	$27,664,850	$12,028,806

Deferred contracts in the accumulation period:
Units owned by participants #	825,297	1,209,273	928,979
Minimum unit fair value #*	$18.125145	$19.738827	$11.286641
Maximum unit fair value #*	$20.984442	$23.034466	$13.171538
Contract liability	$16,251,655	$25,953,504	$11,274,518

Contracts in payout (annuitization) period:
Units owned by participants #	8,994	12,760	5,312
Minimum unit fair value #*	$19.774640	$21.535243	$12.265378
Maximum unit fair value #*	$20.984442	$22.852794	$13.171538
Contract liability	$182,341	$279,218	$66,722

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Balanced Wealth Strategy Portfolio. Change effective May 2, 2022.
(2) Formerly AB VPS International Growth Portfolio. Change effective May 2, 2022.
(3) Formerly Invesco V.I. International Growth Fund. Change effective April 29, 2022.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2022

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)

Investment income:
Dividends	$69,516	$—	$254,980	$388,304	$56,983	$—	$614,321	$2,301,478	$9,130	$1,095,082

Expenses:
Administrative charges	—	—	—	—	—	—	(114,659)	(159,253)	—	(62,379)
Mortality and expense risk charges	(35,048)	(13,358)	(125,438)	(147,394)	(99,564)	(16,455)	(1,122,918)	(2,132,090)	(2,474)	(997,845)
Total expenses	(35,048)	(13,358)	(125,438)	(147,394)	(99,564)	(16,455)	(1,237,577)	(2,291,343)	(2,474)	(1,060,224)
Net investment income (loss)	34,468	(13,358)	129,542	240,910	(42,581)	(16,455)	(623,256)	10,135	6,656	34,858

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	322,345	16,405	(153,880)	55,553	152,722	(5,279)	408,590	(3,421,197)	(4,632)	181,265
Net realized gain distributions	287,274	107,453	830,655	—	1,026,030	161,022	10,603,497	—	—	7,492,280
Change in unrealized appreciation (depreciation) during the period	(653,795)	(603,751)	(2,777,657)	(1,882,458)	(2,549,125)	(526,550)	(28,619,489)	(12,951,395)	(17,319)	(23,953,093)
Net gain (loss) on investments	(44,176)	(479,893)	(2,100,882)	(1,826,905)	(1,370,373)	(370,807)	(17,607,402)	(16,372,592)	(21,951)	(16,279,548)
Net increase (decrease) in net assets resulting from operations	$(9,708)	$(493,251)	$(1,971,340)	$(1,585,995)	$(1,412,954)	$(387,262)	$(18,230,658)	$(16,362,457)	$(15,295)	$(16,244,690)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$240,702	$—	$421,442	$2,176	$2,104,049	$12,690	$11,952	$102,987	$2,848,502	$8,909,638

Expenses:
Administrative charges	(92,002)	(4,910)	—	—	—	—	—	—	—	(694,019)
Mortality and expense risk charges	(1,214,039)	(773,226)	(89,060)	(3,390)	(2,527,776)	(6,058)	(15,243)	(726,898)	(2,077,128)	(7,910,585)
Total expenses	(1,306,041)	(778,136)	(89,060)	(3,390)	(2,527,776)	(6,058)	(15,243)	(726,898)	(2,077,128)	(8,604,604)
Net investment income (loss)	(1,065,339)	(778,136)	332,382	(1,214)	(423,727)	6,632	(3,291)	(623,911)	771,374	305,034

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(893,541)	333,404	(177,365)	(1,760)	—	27,161	(29,112)	(1,259,223)	775,979	11,920,717
Net realized gain distributions	14,534,375	8,146,769	203,897	16,458	—	77,962	177,100	691,146	28,342,005	50,786,595
Change in unrealized appreciation (depreciation) during the period	(25,988,262)	(19,976,060)	(1,381,402)	(22,564)	—	(125,280)	(198,636)	(8,517,774)	(59,096,294)	(148,110,575)
Net gain (loss) on investments	(12,347,428)	(11,495,887)	(1,354,870)	(7,866)	—	(20,157)	(50,648)	(9,085,851)	(29,978,310)	(85,403,263)
Net increase (decrease) in net assets resulting from operations	$(13,412,767)	$(12,274,023)	$(1,022,488)	$(9,080)	$(423,727)	$(13,525)	$(53,939)	$(9,709,762)	$(29,206,936)	$(85,098,229)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$6,150,966	$12,687,975	$1,172,850	$3,830,229	$13,022,085	$4,021,050	$950,827	$—	$—	$32,939

Expenses:
Administrative charges	(415,754)	(642,549)	(263,618)	(1,775,533)	(1,492,716)	(277,851)	(99,672)	(134,281)	—	—
Mortality and expense risk charges	(5,311,097)	(6,682,404)	(2,884,898)	(21,360,438)	(16,580,876)	(3,698,048)	(1,227,863)	(1,598,961)	(15,395)	(148,284)
Total expenses	(5,726,851)	(7,324,953)	(3,148,516)	(23,135,971)	(18,073,592)	(3,975,899)	(1,327,535)	(1,733,242)	(15,395)	(148,284)
Net investment income (loss)	424,115	5,363,022	(1,975,666)	(19,305,742)	(5,051,507)	45,151	(376,708)	(1,733,242)	(15,395)	(115,345)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,671,787	(10,267,295)	5,381,813	37,865,850	34,207,543	(4,110,760)	1,186,013	(1,293,670)	(3,510)	39,192
Net realized gain distributions	74,489,358	5,503,856	20,691,064	189,396,073	104,741,521	33,843,433	6,885,178	35,211,084	171,043	694,843
Change in unrealized appreciation (depreciation) during the period	(119,849,370)	(75,056,706)	(87,345,895)	(741,197,463)	(362,050,227)	(95,996,313)	(30,102,650)	(74,799,580)	(549,090)	(3,533,088)
Net gain (loss) on investments	(37,688,225)	(79,820,145)	(61,273,018)	(513,935,540)	(223,101,163)	(66,263,640)	(22,031,459)	(40,882,166)	(381,557)	(2,799,053)
Net increase (decrease) in net assets resulting from operations	$(37,264,110)	$(74,457,123)	$(63,248,684)	$(533,241,282)	$(228,152,670)	$(66,218,489)	$(22,408,167)	$(42,615,408)	$(396,952)	$(2,914,398)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$115,152	$71,601	$28,925	$2,170	$18,114	$2,392,092	$18,079,796	$—	$57,276	$—

Expenses:
Administrative charges	—	—	—	—	—	(402,127)	(477,607)	(62,773)	(3,855)	(143,546)
Mortality and expense risk charges	(655,444)	(430,026)	(59,007)	(34,852)	(4,512)	(4,881,096)	(6,136,309)	(779,339)	(33,535)	(1,723,315)
Total expenses	(655,444)	(430,026)	(59,007)	(34,852)	(4,512)	(5,283,223)	(6,613,916)	(842,112)	(37,390)	(1,866,861)
Net investment income (loss)	(540,292)	(358,425)	(30,082)	(32,682)	13,602	(2,891,131)	11,465,880	(842,112)	19,886	(1,866,861)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,583,375	497,730	2,065	23,403	(14,584)	9,922,627	2,299,355	(683,016)	(26,837)	(4,303,227)
Net realized gain distributions	2,174,816	1,868,284	148,157	260,300	667	38,170,167	7,345,232	10,324,875	171,206	26,280,108
Change in unrealized appreciation (depreciation) during the period	(18,564,867)	(7,442,758)	(476,233)	(779,353)	(82,748)	(88,775,645)	(49,685,771)	(31,821,500)	(958,647)	(69,535,935)
Net gain (loss) on investments	(14,806,676)	(5,076,744)	(326,011)	(495,650)	(96,665)	(40,682,851)	(40,041,184)	(22,179,641)	(814,278)	(47,559,054)
Net increase (decrease) in net assets resulting from operations	$(15,346,968)	$(5,435,169)	$(356,093)	$(528,332)	$(83,063)	$(43,573,982)	$(28,575,304)	$(23,021,753)	$(794,392)	$(49,425,915)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$374,865	$6,947,225	$5,240,140	$728,125	$3,427,847	$138,353	$1,641,708	$—	$—	$248,699

Expenses:
Administrative charges	—	(176,698)	(395,897)	(33,668)	(151,741)	(126,579)	(148,610)	(32,029)	—	—
Mortality and expense risk charges	(682,104)	(2,616,329)	(4,585,396)	(442,925)	(1,846,725)	(1,463,973)	(1,921,379)	(363,476)	(340,608)	(242,732)
Total expenses	(682,104)	(2,793,027)	(4,981,293)	(476,593)	(1,998,466)	(1,590,552)	(2,069,989)	(395,505)	(340,608)	(242,732)
Net investment income (loss)	(307,239)	4,154,198	258,847	251,532	1,429,381	(1,452,199)	(428,281)	(395,505)	(340,608)	5,967

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(813,523)	(6,664,551)	1,539,195	(609,613)	(1,617,903)	(1,864,305)	(364,195)	(1,961,197)	(1,509,240)	(84,284)
Net realized gain distributions	7,181,060	—	31,802,293	1,893,662	—	—	9,949,662	10,903,104	—	1,838,246
Change in unrealized appreciation (depreciation) during the period	(11,243,930)	(19,679,852)	(62,635,855)	(9,025,301)	(10,946,018)	(10,602,688)	(17,754,311)	(21,731,755)	201,758	(4,336,328)
Net gain (loss) on investments	(4,876,393)	(26,344,403)	(29,294,367)	(7,741,252)	(12,563,921)	(12,466,993)	(8,168,844)	(12,789,848)	(1,307,482)	(2,582,366)
Net increase (decrease) in net assets resulting from operations	$(5,183,632)	$(22,190,205)	$(29,035,520)	$(7,489,720)	$(11,134,540)	$(13,919,192)	$(8,597,125)	$(13,185,353)	$(1,648,090)	$(2,576,399)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$8,262,833	$2,168,034	$3,355,328	$1,146,948	$314,046	$45,386	$252,855	$—	$—	$62,952

Expenses:
Administrative charges	—	—	—	—	—	—	(127,265)	—	—	—
Mortality and expense risk charges	(3,974,755)	(3,365,829)	(2,844,005)	(1,771,737)	(290,708)	(85,033)	(1,804,399)	(89,351)	(85,307)	(49,944)
Total expenses	(3,974,755)	(3,365,829)	(2,844,005)	(1,771,737)	(290,708)	(85,033)	(1,931,664)	(89,351)	(85,307)	(49,944)
Net investment income (loss)	4,288,078	(1,197,795)	511,323	(624,789)	23,338	(39,647)	(1,678,809)	(89,351)	(85,307)	13,008

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,049,009)	1,657,494	8,515,158	3,789,548	431,164	(260,175)	(477,564)	(244,322)	(140,474)	35,072
Net realized gain distributions	3,312,175	31,468,328	21,362,431	6,498,345	3,420,831	737,750	—	1,157,924	832,147	388,821
Change in unrealized appreciation (depreciation) during the period	(50,758,786)	(78,061,429)	(53,222,858)	(38,363,241)	(8,556,746)	(2,158,678)	(35,910)	(3,225,614)	(2,664,017)	(617,416)
Net gain (loss) on investments	(55,495,620)	(44,935,607)	(23,345,269)	(28,075,348)	(4,704,751)	(1,681,103)	(513,474)	(2,312,012)	(1,972,344)	(193,523)
Net increase (decrease) in net assets resulting from operations	$(51,207,542)	$(46,133,402)	$(22,833,946)	$(28,700,137)	$(4,681,413)	$(1,720,750)	$(2,192,283)	$(2,401,363)	$(2,057,651)	$(180,515)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$69,151	$91,939	$818,132	$54,365	$—	$60,458	$599,997	$—	$—	$4,602,951

Expenses:
Administrative charges	—	—	—	—	(150,089)	(18,290)	(135,343)	(62,497)	(87,068)	(370,355)
Mortality and expense risk charges	(62,518)	(166,348)	(304,965)	(60,803)	(1,582,746)	(198,564)	(1,571,861)	(745,391)	(1,042,816)	(4,681,762)
Total expenses	(62,518)	(166,348)	(304,965)	(60,803)	(1,732,835)	(216,854)	(1,707,204)	(807,888)	(1,129,884)	(5,052,117)
Net investment income (loss)	6,633	(74,409)	513,167	(6,438)	(1,732,835)	(156,396)	(1,107,207)	(807,888)	(1,129,884)	(449,166)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	109,599	191,286	(348,651)	163,531	2,067,552	226,520	5,165,232	(985,013)	(2,631,801)	4,910,761
Net realized gain distributions	840,288	1,530,031	53,772	331,440	12,093,942	1,134,518	11,582,124	5,799,408	18,582,757	23,344,917
Change in unrealized appreciation (depreciation) during the period	(1,917,522)	(3,634,699)	(3,567,077)	(1,015,800)	(57,691,303)	(3,992,836)	(35,189,516)	(21,597,788)	(40,032,915)	(63,314,920)
Net gain (loss) on investments	(967,635)	(1,913,382)	(3,861,956)	(520,829)	(43,529,809)	(2,631,798)	(18,442,160)	(16,783,393)	(24,081,959)	(35,059,242)
Net increase (decrease) in net assets resulting from operations	$(961,002)	$(1,987,791)	$(3,348,789)	$(527,267)	$(45,262,644)	$(2,788,194)	$(19,549,367)	$(17,591,281)	$(25,211,843)	$(35,508,408)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,104,007	$8,550,563	$73,550	$2,694,885	$—	$—	$248,155	$—	$68,019	$7,435

Expenses:
Administrative charges	(139,570)	(443,929)	(27,110)	—	—	—	—	(1,015)	—	—
Mortality and expense risk charges	(2,461,873)	(4,516,078)	(231,173)	(901,920)	(1,397,077)	(24,415)	(211,857)	(11,985)	(44,182)	(4,302)
Total expenses	(2,601,443)	(4,960,007)	(258,283)	(901,920)	(1,397,077)	(24,415)	(211,857)	(13,000)	(44,182)	(4,302)
Net investment income (loss)	(497,436)	3,590,556	(184,733)	1,792,965	(1,397,077)	(24,415)	36,298	(13,000)	23,837	3,133

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,429,664	(7,364,223)	385,920	(1,564,425)	(1,362,791)	(83,683)	578,955	21,045	112,134	(9,346)
Net realized gain on distributions	9,685,641	3,705,410	1,919,610	—	—	35,984	929,338	34,866	514,034	4,411
Change in unrealized appreciation (depreciation) during the period	(32,070,442)	(58,176,096)	(5,502,569)	(7,115,020)	8,897,973	(432,102)	(5,990,257)	(456,602)	(882,223)	(48,174)
Net gain (loss) on investments	(13,955,137)	(61,834,909)	(3,197,039)	(8,679,445)	7,535,182	(479,801)	(4,481,964)	(400,691)	(256,055)	(53,109)
Net increase (decrease) in net assets resulting from operations	$(14,452,573)	$(58,244,353)	$(3,381,772)	$(6,886,480)	$6,138,105	$(504,216)	$(4,445,666)	$(413,691)	$(232,218)	$(49,976)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$286,675	$—	$—	$—	$—	$39,811	$23,169	$1,621,526

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(28,942)	(111,965)	(753,512)	(38,193)	(147,882)	(30,010)	(110,021)	(60,921)	(155,938)	(354,506)
Total expenses	(28,942)	(111,965)	(753,512)	(38,193)	(147,882)	(30,010)	(110,021)	(60,921)	(155,938)	(354,506)
Net investment income (loss)	(28,942)	(111,965)	(466,837)	(38,193)	(147,882)	(30,010)	(110,021)	(21,110)	(132,769)	1,267,020

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(203,428)	(1,621,052)	(101,070)	(141,871)	(370,906)	(4,254)	54,180	(15,571)	345,337	(1,644,675)
Net realized gain distributions	896,597	4,020,406	7,459,683	210,815	2,180,435	618,623	1,109,813	1,383,564	1,085,607	512,061
Change in unrealized appreciation (depreciation) during the period	(2,467,775)	(11,065,409)	(9,034,179)	(2,010,236)	(5,352,740)	(1,318,179)	(3,880,239)	(2,273,635)	(3,258,619)	(1,025,131)
Net gain (loss) on investments	(1,774,606)	(8,666,055)	(1,675,566)	(1,941,292)	(3,543,211)	(703,810)	(2,716,246)	(905,642)	(1,827,675)	(2,157,745)
Net increase (decrease) in net assets resulting from operations	$(1,803,548)	$(8,778,020)	$(2,142,403)	$(1,979,485)	$(3,691,093)	$(733,820)	$(2,826,267)	$(926,752)	$(1,960,444)	$(890,725)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$27,834	$—	$13,525	$14,691	$3,784	$2,720	$22,563	$46,358	$38,496	$5,243

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(35,283)	(42,958)	(10,095)	(17,069)	(3,095)	(26,768)	(11,184)	(6,072)	(32,587)	(3,890)
Total expenses	(35,283)	(42,958)	(10,095)	(17,069)	(3,095)	(26,768)	(11,184)	(6,072)	(32,587)	(3,890)
Net investment income (loss)	(7,449)	(42,958)	3,430	(2,378)	689	(24,048)	11,379	40,286	5,909	1,353

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,307	187,737	(735)	(6,918)	(50,221)	(192,066)	22,169	(5,797)	(176,036)	(3,779)
Net realized gain distributions	192,824	737,280	23,586	105,160	100,141	223,190	130,720	49,172	793,342	49,384
Change in unrealized appreciation (depreciation) during the period	(612,398)	(2,569,767)	(91,727)	(274,338)	(131,448)	(294,294)	(223,454)	(171,471)	(1,385,529)	(110,671)
Net gain (loss) on investments	(414,267)	(1,644,750)	(68,876)	(176,096)	(81,528)	(263,170)	(70,565)	(128,096)	(768,223)	(65,066)
Net increase (decrease) in net assets resulting from operations	$(421,716)	$(1,687,708)	$(65,446)	$(178,474)	$(80,839)	$(287,218)	$(59,186)	$(87,810)	$(762,314)	$(63,713)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$237,317	$16,433	$—	$2,075	$14,525	$—	$—	$—

Expenses:
Administrative charges	(849)	—	(4,093)	(2,292)	—	—	—	—	—	—
Mortality and expense risk charges	(8,824)	(7,684)	(227,973)	(19,315)	(668,734)	(5,819)	(7,516)	(14,952)	(11,004)	(1,620)
Total expenses	(9,673)	(7,684)	(232,066)	(21,607)	(668,734)	(5,819)	(7,516)	(14,952)	(11,004)	(1,620)
Net investment income (loss)	(9,673)	(7,684)	5,251	(5,174)	(668,734)	(3,744)	7,009	(14,952)	(11,004)	(1,620)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,533	5,718	1,025,735	34,504	350,197	(10,951)	(27,228)	(17,828)	(143,265)	(11,750)
Net realized gain distributions	—	—	1,739,724	37,473	8,924,761	29,628	—	134,324	210,122	10,741
Change in unrealized appreciation (depreciation) during the period	(192,411)	(44,701)	(4,259,755)	(79,673)	(23,453,282)	(102,971)	(42,082)	(483,739)	(352,015)	(21,504)
Net gain (loss) on investments	(183,878)	(38,983)	(1,494,296)	(7,696)	(14,178,324)	(84,294)	(69,310)	(367,243)	(285,158)	(22,513)
Net increase (decrease) in net assets resulting from operations	$(193,551)	$(46,667)	$(1,489,045)	$(12,870)	$(14,847,058)	$(88,038)	$(62,301)	$(382,195)	$(296,162)	$(24,133)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2022

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$58,431	$30,234	$216,928

Expenses:
Administrative charges	—	—	—
Mortality and expense risk charges	(325,272)	(506,397)	(218,636)
Total expenses	(325,272)	(506,397)	(218,636)
Net investment income (loss)	(266,841)	(476,163)	(1,708)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	249,152	482,932	(31,954)
Net realized gain distributions	2,053,571	3,915,292	263,324
Change in unrealized appreciation (depreciation) during the period	(6,126,110)	(11,178,390)	(2,864,539)
Net gain (loss) on investments	(3,823,387)	(6,780,166)	(2,633,169)
Net increase (decrease) in net assets resulting from operations	$(4,090,228)	$(7,256,329)	$(2,634,877)

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Balanced Wealth Strategy Portfolio. Change effective May 2, 2022.
(2) Formerly AB VPS International Growth Portfolio. Change effective May 2, 2022.
(3) Formerly Invesco V.I. International Growth Fund. Change effective April 29, 2022.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2022

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)

Operations:
Net investment income (loss)	$34,468	$(13,358)	$129,542	$240,910	$(42,581)	$(16,455)	$(623,256)	$10,135	$6,656	$34,858
Net realized gain (loss) on security transactions	322,345	16,405	(153,880)	55,553	152,722	(5,279)	408,590	(3,421,197)	(4,632)	181,265
Net realized gain distributions	287,274	107,453	830,655	—	1,026,030	161,022	10,603,497	—	—	7,492,280
Change in unrealized appreciation (depreciation) during the period	(653,795)	(603,751)	(2,777,657)	(1,882,458)	(2,549,125)	(526,550)	(28,619,489)	(12,951,395)	(17,319)	(23,953,093)
Net increase (decrease) in net assets resulting from operations	(9,708)	(493,251)	(1,971,340)	(1,585,995)	(1,412,954)	(387,262)	(18,230,658)	(16,362,457)	(15,295)	(16,244,690)

Unit transactions:
Purchases	—	638	417,845	18,651	12,431	9,877	340,468	639,675	4,500	228,316
Net transfers	(82,759)	247,727	119,493	798,751	(701,039)	(9,838)	(1,090,876)	(6,809,115)	563,950	2,685,649
Surrenders for benefit payments and fees	(573,219)	(204,297)	(810,826)	(890,809)	(822,066)	(66,854)	(6,071,610)	(11,454,425)	(11,972)	(7,282,847)
Other transactions	(25)	1	(1)	73	(859)	—	1,086	3,975	—	1,160
Death benefits	(3,166)	(14)	(542,568)	(289,791)	(57,607)	(31,360)	(1,713,009)	(3,732,255)	—	(1,656,119)
Net annuity transactions	21,754	—	12,745	(2,664)	970	(1,554)	(156,321)	(305,738)	—	(63,129)
Net increase (decrease) in net assets resulting from unit transactions	(637,415)	44,055	(803,312)	(365,789)	(1,568,170)	(99,729)	(8,690,262)	(21,657,883)	556,478	(6,086,970)
Net increase (decrease) in net assets	(647,123)	(449,196)	(2,774,652)	(1,951,784)	(2,981,124)	(486,991)	(26,920,920)	(38,020,340)	541,183	(22,331,660)

Net assets:
Beginning of period	4,030,928	1,509,332	9,917,876	11,010,143	8,950,625	1,379,823	88,211,968	144,867,997	67,905	84,197,584
End of period	$3,383,805	$1,060,136	$7,143,224	$9,058,359	$5,969,501	$892,832	$61,291,048	$106,847,657	$609,088	$61,865,924

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,065,339)	$(778,136)	$332,382	$(1,214)	$(423,727)	$6,632	$(3,291)	$(623,911)	$771,374	$305,034
Net realized gain (loss) on security transactions	(893,541)	333,404	(177,365)	(1,760)	—	27,161	(29,112)	(1,259,223)	775,979	11,920,717
Net realized gain distributions	14,534,375	8,146,769	203,897	16,458	—	77,962	177,100	691,146	28,342,005	50,786,595
Change in unrealized appreciation (depreciation) during the period	(25,988,262)	(19,976,060)	(1,381,402)	(22,564)	—	(125,280)	(198,636)	(8,517,774)	(59,096,294)	(148,110,575)
Net increase (decrease) in net assets resulting from operations	(13,412,767)	(12,274,023)	(1,022,488)	(9,080)	(423,727)	(13,525)	(53,939)	(9,709,762)	(29,206,936)	(85,098,229)

Unit transactions:
Purchases	106,604	91,689	2,705	—	845,947	137	—	234,638	430,883	2,890,078
Net transfers	(2,094,960)	(1,530,124)	(131,356)	1,818	76,357,465	81,705	908,005	(299,232)	(1,586,768)	(1,118,856)
Surrenders for benefit payments and fees	(5,616,078)	(4,193,065)	(494,363)	(157)	(27,148,385)	(65,464)	(19,219)	(3,715,552)	(10,063,029)	(37,009,202)
Other transactions	3,222	861	1	—	12,795	—	(1)	389	3,768	16,174
Death benefits	(1,521,649)	(862,706)	(79,417)	—	(11,463,712)	—	(40,825)	(1,067,830)	(2,976,283)	(16,799,528)
Net annuity transactions	(138,077)	(74,624)	(6,286)	—	751,638	—	—	23,459	(170,364)	(835,908)
Net increase (decrease) in net assets resulting from unit transactions	(9,260,938)	(6,567,969)	(708,716)	1,661	39,355,748	16,378	847,960	(4,824,128)	(14,361,793)	(52,857,242)
Net increase (decrease) in net assets	(22,673,705)	(18,841,992)	(1,731,204)	(7,419)	38,932,021	2,853	794,021	(14,533,890)	(43,568,729)	(137,955,471)

Net assets:
Beginning of period	87,329,262	58,889,141	6,764,968	137,616	107,384,600	601,017	415,806	51,967,425	159,457,338	581,841,613
End of period	$64,655,557	$40,047,149	$5,033,764	$130,197	$146,316,621	$603,870	$1,209,827	$37,433,535	$115,888,609	$443,886,142

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$424,115	$5,363,022	$(1,975,666)	$(19,305,742)	$(5,051,507)	$45,151	$(376,708)	$(1,733,242)	$(15,395)	$(115,345)
Net realized gain (loss) on security transactions	7,671,787	(10,267,295)	5,381,813	37,865,850	34,207,543	(4,110,760)	1,186,013	(1,293,670)	(3,510)	39,192
Net realized gain distributions	74,489,358	5,503,856	20,691,064	189,396,073	104,741,521	33,843,433	6,885,178	35,211,084	171,043	694,843
Change in unrealized appreciation (depreciation) during the period	(119,849,370)	(75,056,706)	(87,345,895)	(741,197,463)	(362,050,227)	(95,996,313)	(30,102,650)	(74,799,580)	(549,090)	(3,533,088)
Net increase (decrease) in net assets resulting from operations	(37,264,110)	(74,457,123)	(63,248,684)	(533,241,282)	(228,152,670)	(66,218,489)	(22,408,167)	(42,615,408)	(396,952)	(2,914,398)

Unit transactions:
Purchases	2,288,205	1,712,742	1,204,256	5,899,044	5,829,499	1,113,452	395,911	390,174	560	3,457
Net transfers	2,373,109	(20,396,417)	(2,285,899)	4,556,536	(21,187,890)	12,772,778	(218,370)	5,138,246	39,218	(808,242)
Surrenders for benefit payments and fees	(22,331,117)	(43,569,089)	(12,088,259)	(100,435,010)	(77,709,251)	(20,665,155)	(5,578,766)	(8,195,144)	(30,214)	(547,530)
Other transactions	11,565	9,930	6,982	48,293	43,208	11,592	1,091	278	(757)	990
Death benefits	(10,438,134)	(12,839,076)	(4,316,992)	(34,637,123)	(29,914,672)	(6,221,993)	(1,146,450)	(2,221,382)	(12,262)	(55,533)
Net annuity transactions	(663,596)	(202,614)	(357,114)	(2,160,299)	(1,167,340)	(340,656)	(103,465)	(117,169)	(613)	—
Net increase (decrease) in net assets resulting from unit transactions	(28,759,968)	(75,284,524)	(17,837,026)	(126,728,559)	(124,106,446)	(13,329,982)	(6,650,049)	(5,004,997)	(4,068)	(1,406,858)
Net increase (decrease) in net assets	(66,024,078)	(149,741,647)	(81,085,710)	(659,969,841)	(352,259,116)	(79,548,471)	(29,058,216)	(47,620,405)	(401,020)	(4,321,256)

Net assets:
Beginning of period	377,433,100	556,442,946	246,903,435	1,767,325,407	1,307,981,973	298,320,183	96,600,244	138,792,172	1,027,547	11,868,971
End of period	$311,409,022	$406,701,299	$165,817,725	$1,107,355,566	$955,722,857	$218,771,712	$67,542,028	$91,171,767	$626,527	$7,547,715

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(540,292)	$(358,425)	$(30,082)	$(32,682)	$13,602	$(2,891,131)	$11,465,880	$(842,112)	$19,886	$(1,866,861)
Net realized gain (loss) on security transactions	1,583,375	497,730	2,065	23,403	(14,584)	9,922,627	2,299,355	(683,016)	(26,837)	(4,303,227)
Net realized gain distributions	2,174,816	1,868,284	148,157	260,300	667	38,170,167	7,345,232	10,324,875	171,206	26,280,108
Change in unrealized appreciation (depreciation) during the period	(18,564,867)	(7,442,758)	(476,233)	(779,353)	(82,748)	(88,775,645)	(49,685,771)	(31,821,500)	(958,647)	(69,535,935)
Net increase (decrease) in net assets resulting from operations	(15,346,968)	(5,435,169)	(356,093)	(528,332)	(83,063)	(43,573,982)	(28,575,304)	(23,021,753)	(794,392)	(49,425,915)

Unit transactions:
Purchases	161,266	107,928	2,327	1,497	—	2,927,835	1,555,566	518,222	5,251	450,973
Net transfers	2,695,847	(1,044,714)	1,181,511	151,275	(51,784)	(2,899,419)	(4,212,957)	3,544,648	30,910	5,301,299
Surrenders for benefit payments and fees	(3,664,609)	(2,391,358)	(201,490)	(160,966)	(65,431)	(26,618,894)	(30,904,666)	(3,640,067)	(93,490)	(7,996,079)
Other transactions	656	117	(339)	—	—	16,258	30,803	380	3	4,958
Death benefits	(753,247)	(764,009)	(19,772)	284	—	(9,349,249)	(10,884,321)	(1,485,602)	(89,439)	(2,464,470)
Net annuity transactions	(86,862)	(1,441)	(821)	—	—	(674,847)	(882,465)	(203,991)	(7,602)	(158,403)
Net increase (decrease) in net assets resulting from unit transactions	(1,646,949)	(4,093,477)	961,416	(7,910)	(117,215)	(36,598,316)	(45,298,040)	(1,266,410)	(154,367)	(4,861,722)
Net increase (decrease) in net assets	(16,993,917)	(9,528,646)	605,323	(536,242)	(200,278)	(80,172,298)	(73,873,344)	(24,288,163)	(948,759)	(54,287,637)

Net assets:
Beginning of period	56,512,221	34,507,910	2,679,995	2,432,760	702,306	359,847,575	415,762,557	61,688,365	3,009,173	142,328,557
End of period	$39,518,304	$24,979,264	$3,285,318	$1,896,518	$502,028	$279,675,277	$341,889,213	$37,400,202	$2,060,414	$88,040,920

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(307,239)	$4,154,198	$258,847	$251,532	$1,429,381	$(1,452,199)	$(428,281)	$(395,505)	$(340,608)	$5,967
Net realized gain (loss) on security transactions	(813,523)	(6,664,551)	1,539,195	(609,613)	(1,617,903)	(1,864,305)	(364,195)	(1,961,197)	(1,509,240)	(84,284)
Net realized gain distributions	7,181,060	—	31,802,293	1,893,662	—	—	9,949,662	10,903,104	—	1,838,246
Change in unrealized appreciation (depreciation) during the period	(11,243,930)	(19,679,852)	(62,635,855)	(9,025,301)	(10,946,018)	(10,602,688)	(17,754,311)	(21,731,755)	201,758	(4,336,328)
Net increase (decrease) in net assets resulting from operations	(5,183,632)	(22,190,205)	(29,035,520)	(7,489,720)	(11,134,540)	(13,919,192)	(8,597,125)	(13,185,353)	(1,648,090)	(2,576,399)

Unit transactions:
Purchases	103,899	987,703	1,277,580	94,445	593,078	369,179	429,462	63,910	58,639	163,737
Net transfers	(1,039,514)	(6,286,790)	(8,160,531)	899,500	(1,721,738)	160,692	(4,210,281)	(3,217,827)	(1,280,693)	(702,450)
Surrenders for benefit payments and fees	(3,280,952)	(14,866,179)	(25,529,444)	(2,293,388)	(9,854,237)	(8,065,191)	(9,961,403)	(1,739,058)	(2,288,492)	(1,385,955)
Other transactions	(1,815)	12,371	5,673	304	1,747	(82)	758	(222)	13	7,972
Death benefits	(666,119)	(5,327,602)	(8,208,612)	(544,240)	(2,826,295)	(2,439,812)	(2,539,329)	(475,598)	(803,046)	(404,772)
Net annuity transactions	30,263	(416,381)	(397,804)	(20,524)	(67,419)	(191,725)	(117,551)	(31,880)	(8,062)	200,853
Net increase (decrease) in net assets resulting from unit transactions	(4,854,238)	(25,896,878)	(41,013,138)	(1,863,903)	(13,874,864)	(10,166,939)	(16,398,344)	(5,400,675)	(4,321,641)	(2,120,615)
Net increase (decrease) in net assets	(10,037,870)	(48,087,083)	(70,048,658)	(9,353,623)	(25,009,404)	(24,086,131)	(24,995,469)	(18,586,028)	(5,969,731)	(4,697,014)

Net assets:
Beginning of period	45,134,575	188,194,465	337,321,667	32,349,327	132,542,957	109,171,197	137,309,646	35,166,883	27,458,837	17,324,278
End of period	$35,096,705	$140,107,382	$267,273,009	$22,995,704	$107,533,553	$85,085,066	$112,314,177	$16,580,855	$21,489,106	$12,627,264

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,288,078	$(1,197,795)	$511,323	$(624,789)	$23,338	$(39,647)	$(1,678,809)	$(89,351)	$(85,307)	$13,008
Net realized gain (loss) on security transactions	(8,049,009)	1,657,494	8,515,158	3,789,548	431,164	(260,175)	(477,564)	(244,322)	(140,474)	35,072
Net realized gain distributions	3,312,175	31,468,328	21,362,431	6,498,345	3,420,831	737,750	—	1,157,924	832,147	388,821
Change in unrealized appreciation (depreciation) during the period	(50,758,786)	(78,061,429)	(53,222,858)	(38,363,241)	(8,556,746)	(2,158,678)	(35,910)	(3,225,614)	(2,664,017)	(617,416)
Net increase (decrease) in net assets resulting from operations	(51,207,542)	(46,133,402)	(22,833,946)	(28,700,137)	(4,681,413)	(1,720,750)	(2,192,283)	(2,401,363)	(2,057,651)	(180,515)

Unit transactions:
Purchases	695,845	779,057	776,631	527,155	152,722	35,910	528,216	42,363	6,546	2,616
Net transfers	1,809,486	7,536,251	(7,982,572)	(3,324,115)	823,971	(307,177)	6,376,546	757,542	16,702	1,204,436
Surrenders for benefit payments and fees	(31,293,140)	(23,679,668)	(20,566,194)	(11,972,918)	(1,958,351)	(399,278)	(12,153,613)	(628,623)	(427,636)	(95,834)
Other transactions	3,326	(1,245)	13,402	1,182	(21)	(2)	1,279	1,995	206	(38)
Death benefits	(8,746,240)	(6,746,697)	(6,439,014)	(3,375,294)	(634,412)	(108,692)	(2,520,956)	(194,243)	(79,945)	(32,064)
Net annuity transactions	64,138	63,206	77,791	(115,469)	(12,425)	(4,308)	(82,785)	(3,954)	(9,578)	—
Net increase (decrease) in net assets resulting from unit transactions	(37,466,585)	(22,049,096)	(34,119,956)	(18,259,459)	(1,628,516)	(783,547)	(7,851,313)	(24,920)	(493,705)	1,079,116
Net increase (decrease) in net assets	(88,674,127)	(68,182,498)	(56,953,902)	(46,959,596)	(6,309,929)	(2,504,297)	(10,043,596)	(2,426,283)	(2,551,356)	898,601

Net assets:
Beginning of period	335,977,863	286,383,478	246,553,116	151,522,137	24,788,920	6,923,351	117,737,726	7,522,635	6,904,019	3,032,441
End of period	$247,303,736	$218,200,980	$189,599,214	$104,562,541	$18,478,991	$4,419,054	$107,694,130	$5,096,352	$4,352,663	$3,931,042

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,633	$(74,409)	$513,167	$(6,438)	$(1,732,835)	$(156,396)	$(1,107,207)	$(807,888)	$(1,129,884)	$(449,166)
Net realized gain (loss) on security transactions	109,599	191,286	(348,651)	163,531	2,067,552	226,520	5,165,232	(985,013)	(2,631,801)	4,910,761
Net realized gain distributions	840,288	1,530,031	53,772	331,440	12,093,942	1,134,518	11,582,124	5,799,408	18,582,757	23,344,917
Change in unrealized appreciation (depreciation) during the period	(1,917,522)	(3,634,699)	(3,567,077)	(1,015,800)	(57,691,303)	(3,992,836)	(35,189,516)	(21,597,788)	(40,032,915)	(63,314,920)
Net increase (decrease) in net assets resulting from operations	(961,002)	(1,987,791)	(3,348,789)	(527,267)	(45,262,644)	(2,788,194)	(19,549,367)	(17,591,281)	(25,211,843)	(35,508,408)

Unit transactions:
Purchases	2,964	13,652	58,591	1,002	385,391	28,478	667,302	73,473	309,235	1,512,097
Net transfers	154,854	153,114	(978,972)	330,244	8,178,668	358,719	(3,229,229)	(2,679,860)	3,797,561	(7,648,175)
Surrenders for benefit payments and fees	(717,505)	(1,145,551)	(1,946,807)	(453,782)	(9,318,799)	(978,231)	(6,449,695)	(2,908,027)	(4,665,778)	(22,043,039)
Other transactions	26	(4)	(94)	14	(276)	143	7,868	37	508	6,220
Death benefits	(128,680)	(269,275)	(674,098)	(73,331)	(2,404,252)	(299,260)	(2,211,347)	(855,224)	(1,604,278)	(8,638,553)
Net annuity transactions	—	(35,352)	(57,129)	(8,860)	(122,906)	(47,834)	(345,400)	48,118	(100,221)	(509,307)
Net increase (decrease) in net assets resulting from unit transactions	(688,341)	(1,283,416)	(3,598,509)	(204,713)	(3,282,174)	(937,985)	(11,560,501)	(6,321,483)	(2,262,973)	(37,320,757)
Net increase (decrease) in net assets	(1,649,343)	(3,271,207)	(6,947,298)	(731,980)	(48,544,818)	(3,726,179)	(31,109,868)	(23,912,764)	(27,474,816)	(72,829,165)

Net assets:
Beginning of period	7,957,663	13,607,209	24,361,010	4,715,608	139,687,460	14,873,447	113,453,747	60,292,349	80,456,774	324,293,690
End of period	$6,308,320	$10,336,002	$17,413,712	$3,983,628	$91,142,642	$11,147,268	$82,343,879	$36,379,585	$52,981,958	$251,464,525

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(497,436)	$3,590,556	$(184,733)	$1,792,965	$(1,397,077)	$(24,415)	$36,298	$(13,000)	$23,837	$3,133
Net realized gain (loss) on security transactions	8,429,664	(7,364,223)	385,920	(1,564,425)	(1,362,791)	(83,683)	578,955	21,045	112,134	(9,346)
Net realized gain distributions	9,685,641	3,705,410	1,919,610	—	—	35,984	929,338	34,866	514,034	4,411
Change in unrealized appreciation (depreciation) during the period	(32,070,442)	(58,176,096)	(5,502,569)	(7,115,020)	8,897,973	(432,102)	(5,990,257)	(456,602)	(882,223)	(48,174)
Net increase (decrease) in net assets resulting from operations	(14,452,573)	(58,244,353)	(3,381,772)	(6,886,480)	6,138,105	(504,216)	(4,445,666)	(413,691)	(232,218)	(49,976)

Unit transactions:
Purchases	735,978	763,305	68,503	405,442	154,583	1,200	58,444	—	2,535	—
Net transfers	(6,010,468)	(9,298,515)	438,208	(1,424,799)	(18,366,954)	(12,474)	2,532,962	(110,567)	(254,530)	24,587
Surrenders for benefit payments and fees	(15,412,163)	(34,406,227)	(1,157,040)	(4,190,384)	(17,613,918)	(102,417)	(2,606,707)	(28,278)	(484,707)	(44,621)
Other transactions	4,290	(722)	24	746	(94)	—	1,684	1	(1)	(1)
Death benefits	(4,246,873)	(9,172,002)	(351,557)	(1,593,754)	(2,799,421)	(231,971)	(132,842)	(375,513)	(116,948)	—
Net annuity transactions	(116,250)	108,293	(46,752)	(182,416)	83,028	—	11,819	(10,365)	(1,366)	—
Net increase (decrease) in net assets resulting from unit transactions	(25,045,486)	(52,005,868)	(1,048,614)	(6,985,165)	(38,542,776)	(345,662)	(134,640)	(524,722)	(855,017)	(20,035)
Net increase (decrease) in net assets	(39,498,059)	(110,250,221)	(4,430,386)	(13,871,645)	(32,404,671)	(849,878)	(4,580,306)	(938,413)	(1,087,235)	(70,011)

Net assets:
Beginning of period	193,290,476	397,065,930	18,829,376	58,238,454	166,563,045	2,981,920	23,823,567	1,454,304	5,455,987	329,952
End of period	$153,792,417	$286,815,709	$14,398,990	$44,366,809	$134,158,374	$2,132,042	$19,243,261	$515,891	$4,368,752	$259,941

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(28,942)	$(111,965)	$(466,837)	$(38,193)	$(147,882)	$(30,010)	$(110,021)	$(21,110)	$(132,769)	$1,267,020
Net realized gain (loss) on security transactions	(203,428)	(1,621,052)	(101,070)	(141,871)	(370,906)	(4,254)	54,180	(15,571)	345,337	(1,644,675)
Net realized gain distributions	896,597	4,020,406	7,459,683	210,815	2,180,435	618,623	1,109,813	1,383,564	1,085,607	512,061
Change in unrealized appreciation (depreciation) during the period	(2,467,775)	(11,065,409)	(9,034,179)	(2,010,236)	(5,352,740)	(1,318,179)	(3,880,239)	(2,273,635)	(3,258,619)	(1,025,131)
Net increase (decrease) in net assets resulting from operations	(1,803,548)	(8,778,020)	(2,142,403)	(1,979,485)	(3,691,093)	(733,820)	(2,826,267)	(926,752)	(1,960,444)	(890,725)

Unit transactions:
Purchases	4,535	19,075	177,981	612	48,065	888	2,620	1,913	17,755	40,271
Net transfers	257,323	3,490,521	3,364,488	1,533,887	(1,881,380)	5,615	424,107	18,068	(109,971)	(1,927,490)
Surrenders for benefit payments and fees	(163,255)	(557,388)	(2,797,602)	(460,505)	(559,342)	(138,296)	(528,577)	(286,769)	(815,572)	(2,294,940)
Other transactions	508	232	(147)	30	(32)	(2)	(1)	(2)	(87)	(21)
Death benefits	(29,535)	(180,107)	(967,332)	(87,833)	(129,474)	18,129	(206,313)	(55,975)	(224,710)	(689,567)
Net annuity transactions	(6,291)	(6,369)	(37,845)	(252)	(54,619)	—	(1,621)	(755)	(1,571)	(7,766)
Net increase (decrease) in net assets resulting from unit transactions	63,285	2,765,964	(260,457)	985,939	(2,576,782)	(113,666)	(309,785)	(323,520)	(1,134,156)	(4,879,513)
Net increase (decrease) in net assets	(1,740,263)	(6,012,056)	(2,402,860)	(993,546)	(6,267,875)	(847,486)	(3,136,052)	(1,250,272)	(3,094,600)	(5,770,238)

Net assets:
Beginning of period	2,918,031	11,929,291	43,334,574	4,836,397	13,179,636	2,329,233	8,596,649	4,450,679	11,563,262	25,017,263
End of period	$1,177,768	$5,917,235	$40,931,714	$3,842,851	$6,911,761	$1,481,747	$5,460,597	$3,200,407	$8,468,662	$19,247,025

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(7,449)	$(42,958)	$3,430	$(2,378)	$689	$(24,048)	$11,379	$40,286	$5,909	$1,353
Net realized gain (loss) on security transactions	5,307	187,737	(735)	(6,918)	(50,221)	(192,066)	22,169	(5,797)	(176,036)	(3,779)
Net realized gain distributions	192,824	737,280	23,586	105,160	100,141	223,190	130,720	49,172	793,342	49,384
Change in unrealized appreciation (depreciation) during the period	(612,398)	(2,569,767)	(91,727)	(274,338)	(131,448)	(294,294)	(223,454)	(171,471)	(1,385,529)	(110,671)
Net increase (decrease) in net assets resulting from operations	(421,716)	(1,687,708)	(65,446)	(178,474)	(80,839)	(287,218)	(59,186)	(87,810)	(762,314)	(63,713)

Unit transactions:
Purchases	673	1,300	—	—	—	1,669	—	783	540	—
Net transfers	30,659	824,535	140,978	204,996	(212,177)	(595,477)	369,340	(18,341)	398,634	1,491
Surrenders for benefit payments and fees	(58,921)	(651,186)	(22,230)	(59,789)	(10,364)	(116,673)	(74,050)	(25,158)	(381,945)	(14,848)
Other transactions	(1)	14	—	—	688	(137)	(253)	—	11	—
Death benefits	(15,228)	(1,339)	4,532	(3,806)	—	2,406	—	—	(81,771)	—
Net annuity transactions	(10,801)	21,763	—	(680)	—	(4,219)	(2,457)	—	(180)	—
Net increase (decrease) in net assets resulting from unit transactions	(53,619)	195,087	123,280	140,721	(221,853)	(712,431)	292,580	(42,716)	(64,711)	(13,357)
Net increase (decrease) in net assets	(475,335)	(1,492,621)	57,834	(37,753)	(302,692)	(999,649)	233,394	(130,526)	(827,025)	(77,070)

Net assets:
Beginning of period	2,446,703	5,557,059	523,696	1,157,492	510,049	1,870,112	1,416,319	703,780	3,992,674	330,425
End of period	$1,971,368	$4,064,438	$581,530	$1,119,739	$207,357	$870,463	$1,649,713	$573,254	$3,165,649	$253,355

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9,673)	$(7,684)	$5,251	$(5,174)	$(668,734)	$(3,744)	$7,009	$(14,952)	$(11,004)	$(1,620)
Net realized gain (loss) on security transactions	8,533	5,718	1,025,735	34,504	350,197	(10,951)	(27,228)	(17,828)	(143,265)	(11,750)
Net realized gain distributions	—	—	1,739,724	37,473	8,924,761	29,628	—	134,324	210,122	10,741
Change in unrealized appreciation (depreciation) during the period	(192,411)	(44,701)	(4,259,755)	(79,673)	(23,453,282)	(102,971)	(42,082)	(483,739)	(352,015)	(21,504)
Net increase (decrease) in net assets resulting from operations	(193,551)	(46,667)	(1,489,045)	(12,870)	(14,847,058)	(88,038)	(62,301)	(382,195)	(296,162)	(24,133)

Unit transactions:
Purchases	—	—	49,154	1,275	107,861	—	700	420	—	—
Net transfers	79	—	(884,538)	118,924	(727,496)	(160,124)	15,882	64,660	(134,569)	(91,225)
Surrenders for benefit payments and fees	(2,015)	(2,374)	(1,629,939)	(76,203)	(2,908,702)	(15,215)	(16,809)	(54,970)	(18,146)	(12,647)
Other transactions	1	—	1,362	—	(36)	—	(112)	(573)	19	1
Death benefits	—	—	(774,481)	(28,428)	(915,032)	(27,019)	(19,315)	(27,307)	—	—
Net annuity transactions	—	—	(18,235)	—	(119,590)	(7,336)	(455)	(475)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,935)	(2,374)	(3,256,677)	15,568	(4,562,995)	(209,694)	(20,109)	(18,245)	(152,696)	(103,871)
Net increase (decrease) in net assets	(195,486)	(49,041)	(4,745,722)	2,698	(19,410,053)	(297,732)	(82,410)	(400,440)	(448,858)	(128,004)

Net assets:
Beginning of period	709,282	473,146	22,391,709	1,245,025	47,701,072	505,521	469,509	1,053,006	757,389	158,487
End of period	$513,796	$424,105	$17,645,987	$1,247,723	$28,291,019	$207,789	$387,099	$652,566	$308,531	$30,483

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2022

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(266,841)	$(476,163)	$(1,708)
Net realized gain (loss) on security transactions	249,152	482,932	(31,954)
Net realized gain distributions	2,053,571	3,915,292	263,324
Change in unrealized appreciation (depreciation) during the period	(6,126,110)	(11,178,390)	(2,864,539)
Net increase (decrease) in net assets resulting from operations	(4,090,228)	(7,256,329)	(2,634,877)

Unit transactions:
Purchases	21,652	132,502	17,520
Net transfers	364,591	204,628	989,610
Surrenders for benefit payments and fees	(1,689,919)	(1,688,077)	(851,196)
Other transactions	(700)	11,361	579
Death benefits	(615,841)	(627,517)	(186,786)
Net annuity transactions	(30,305)	(320,539)	(22,446)
Net increase (decrease) in net assets resulting from unit transactions	(1,950,522)	(2,287,642)	(52,719)
Net increase (decrease) in net assets	(6,040,750)	(9,543,971)	(2,687,596)

Net assets:
Beginning of period	22,474,746	35,776,693	14,028,836
End of period	$16,433,996	$26,232,722	$11,341,240

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Balanced Wealth Strategy Portfolio. Change effective May 2, 2022.
(2) Formerly AB VPS International Growth Portfolio. Change effective May 2, 2022.
(3) Formerly Invesco V.I. International Growth Fund. Change effective April 29, 2022.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2021

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$25,124	$(16,689)	$(124,725)	$5,929	$(70,592)	$(22,587)	$(1,023,549)	$747,882	$1,977
Net realized gain (loss) on security transactions	577,802	137,097	77,117	420,110	562,875	50,872	2,392,856	(62,774)	176
Net realized gain distributions	—	258,358	224,141	—	—	133,074	1,918,914	—	—
Change in unrealized appreciation (depreciation) during the period	354,329	(30,993)	929,372	619,666	1,917,609	(74,150)	16,641,105	(7,047,534)	(840)
Net increase (decrease) in net assets resulting from operations	957,255	347,773	1,105,905	1,045,705	2,409,892	87,209	19,929,326	(6,362,426)	1,313

Unit transactions:
Purchases	131	1,294	897	56,006	27,480	13,618	301,088	857,336	—
Net transfers	(543,786)	(182,336)	146,779	(886,263)	232,454	(6,377)	(5,706,306)	13,195,713	31,101
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(747,235)	(93,230)	(932,452)	(1,100,644)	(834,644)	(89,891)	(8,169,664)	(14,448,911)	(12,807)
Other transactions	(26)	(1)	(113)	629	3	1	3,743	9,092	—
Death benefits	(248,623)	(33,452)	(193,172)	(356,444)	(579,637)	(17,342)	(2,097,562)	(4,432,631)	—
Net annuity transactions	3,240	—	(23,157)	(17,385)	5,988	20,555	(115,896)	(197,747)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,536,299)	(307,725)	(1,001,218)	(2,304,101)	(1,148,356)	(79,436)	(15,784,597)	(5,017,148)	18,294
Net increase (decrease) in net assets	(579,044)	40,048	104,687	(1,258,396)	1,261,536	7,773	4,144,729	(11,379,574)	19,607

Net assets:
Beginning of period	4,609,972	1,469,284	9,813,189	12,268,539	7,689,089	1,372,050	84,067,239	156,247,571	48,298
End of period	$4,030,928	$1,509,332	$9,917,876	$11,010,143	$8,950,625	$1,379,823	$88,211,968	$144,867,997	$67,905

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Invesco V.I. International Growth Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(318,212)	$(1,210,095)	$(960,437)	$97,265	$(157)	$(2,041,202)	$(1,437)	$(3,613)	$(52,719)	$(156,508)
Net realized gain (loss) on security transactions	4,017,176	370,141	4,014,629	(15,088)	1,097	—	108,472	25,485	442,490	6,908,561
Net realized gain distributions	5,830,106	—	3,165,937	217,717	522	—	—	—	1,394,286	3,561,002
Change in unrealized appreciation (depreciation) during the period	(5,885,986)	17,285,224	3,678,511	209,354	17,729	—	68,503	72,146	(5,584,569)	9,007,806
Net increase (decrease) in net assets resulting from operations	3,643,084	16,445,270	9,898,640	509,248	19,191	(2,041,202)	175,538	94,018	(3,800,512)	19,320,861

Unit transactions:
Purchases	199,806	280,253	184,668	26,634	—	1,425,808	3,163	105	206,005	904,877
Net transfers	2,441,536	(2,898,036)	(1,829,380)	378,203	(661)	22,697,160	(27,579)	(12,448)	3,721,953	77,821
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,786,350)	(7,559,038)	(6,020,263)	(759,117)	(171)	(35,847,269)	(23,084)	(9,992)	(5,331,801)	(13,533,558)
Other transactions	1,002	1,682	760	(78)	(1)	7,617	2	—	312	7,127
Death benefits	(1,887,646)	(2,093,133)	(1,207,238)	(90,198)	—	(12,398,148)	(416,019)	—	(2,076,941)	(4,156,516)
Net annuity transactions	16,610	(130,912)	34,962	(14,561)	—	1,189,451	—	—	99,173	(262,606)
Net increase (decrease) in net assets resulting from unit transactions	(8,015,042)	(12,399,184)	(8,836,491)	(459,117)	(833)	(22,925,381)	(463,517)	(22,335)	(3,381,299)	(16,962,855)
Net increase (decrease) in net assets	(4,371,958)	4,046,086	1,062,149	50,131	18,358	(24,966,583)	(287,979)	71,683	(7,181,811)	2,358,006

Net assets:
Beginning of period	88,569,542	83,283,176	57,826,992	6,714,837	119,258	132,351,183	888,996	344,123	59,149,236	157,099,332
End of period	$84,197,584	$87,329,262	$58,889,141	$6,764,968	$137,616	$107,384,600	$601,017	$415,806	$51,967,425	$159,457,338

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,524,371)	$(1,229,434)	$(1,346,468)	$(3,509,414)	$(27,392,489)	$(8,010,103)	$2,108,588	$(1,001,482)	$(2,523,279)	$(22,914)
Net realized gain (loss) on security transactions	24,236,131	17,436,474	2,816,754	17,665,712	136,475,896	66,696,169	12,381,606	6,502,180	9,658,541	84,718
Net realized gain distributions	19,136,938	—	23,394,588	12,165,810	223,235,765	12,601,202	—	3,381,953	3,370,689	116,303
Change in unrealized appreciation (depreciation) during the period	28,579,911	65,492,629	(35,937,131)	7,094,734	(17,041,976)	182,041,849	(23,391,495)	(5,497,881)	(2,827,690)	(48,450)
Net increase (decrease) in net assets resulting from operations	70,428,609	81,699,669	(11,072,257)	33,416,842	315,277,196	253,329,117	(8,901,301)	3,384,770	7,678,261	129,657

Unit transactions:
Purchases	3,457,610	2,195,857	2,381,979	1,601,749	7,918,967	5,987,562	1,177,764	323,612	497,897	560
Net transfers	15,191,502	(56,604)	53,120,199	(2,962,472)	(70,009,873)	(29,893,841)	2,100,520	(323,412)	(1,346,211)	(187,969)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(43,345,758)	(31,347,518)	(54,030,907)	(19,052,651)	(147,240,737)	(106,228,687)	(29,013,803)	(8,459,221)	(12,618,200)	(39,143)
Other transactions	15,271	3,024	6,284	25,265	279,097	74,709	5,994	1,860	(1,934)	1
Death benefits	(18,677,804)	(10,647,391)	(18,939,663)	(6,144,793)	(44,147,129)	(37,315,382)	(8,610,850)	(2,907,375)	(3,840,113)	(2,149)
Net annuity transactions	(1,209,787)	(1,084,275)	115,483	(587,176)	(2,865,978)	(3,111,589)	(157,195)	(128,004)	(284,895)	(867)
Net increase (decrease) in net assets resulting from unit transactions	(44,568,966)	(40,936,907)	(17,346,625)	(27,120,078)	(256,065,653)	(170,487,228)	(34,497,570)	(11,492,540)	(17,593,456)	(229,567)
Net increase (decrease) in net assets	25,859,643	40,762,762	(28,418,882)	6,296,764	59,211,543	82,841,889	(43,398,871)	(8,107,770)	(9,915,195)	(99,910)

Net assets:
Beginning of period	555,981,970	336,670,338	584,861,828	240,606,671	1,708,113,864	1,225,140,084	341,719,054	104,708,014	148,707,367	1,127,457
End of period	$581,841,613	$377,433,100	$556,442,946	$246,903,435	$1,767,325,407	$1,307,981,973	$298,320,183	$96,600,244	$138,792,172	$1,027,547

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(197,302)	$(803,074)	$(417,373)	$(10,647)	$(38,092)	$11,252	$(3,138,569)	$11,896,253	$(1,197,672)	$(20,310)
Net realized gain (loss) on security transactions	596,444	4,856,158	3,056,768	178,760	85,701	14,657	18,661,369	6,549,933	4,485,721	(1,287)
Net realized gain distributions	2,441,964	6,850,342	5,398,100	209,957	218,511	11,197	11,346,704	—	7,737,447	70,405
Change in unrealized appreciation (depreciation) during the period	(658,433)	1,739,245	(645,345)	125,014	194,400	(12,840)	49,453,448	39,092,723	(3,381,274)	620,359
Net increase (decrease) in net assets resulting from operations	2,182,673	12,642,671	7,392,150	503,084	460,520	24,266	76,322,952	57,538,909	7,644,222	669,167

Unit transactions:
Purchases	35,341	233,691	151,100	1,047	1,908	131	1,300,075	2,490,455	264,528	1,650
Net transfers	248,943	(2,499,391)	(2,990,484)	986,162	24,040	169,762	(12,911,021)	(1,495,676)	(3,203,051)	(259,688)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(655,796)	(6,277,132)	(3,851,681)	(190,922)	(94,173)	(318,283)	(30,877,142)	(46,057,047)	(5,048,327)	(423,816)
Other transactions	220	(204)	815	1	5	1	5,777	46,813	3,171	5
Death benefits	(357,950)	(836,353)	(1,094,650)	(5,083)	(24,240)	—	(8,664,427)	(13,293,709)	(1,531,056)	(101,991)
Net annuity transactions	—	33,604	(7,068)	7,852	—	(7,060)	(591,830)	(154,405)	(148,856)	(6,837)
Net increase (decrease) in net assets resulting from unit transactions	(729,242)	(9,345,785)	(7,791,968)	799,057	(92,460)	(155,449)	(51,738,568)	(58,463,569)	(9,663,591)	(790,677)
Net increase (decrease) in net assets	1,453,431	3,296,886	(399,818)	1,302,141	368,060	(131,183)	24,584,384	(924,660)	(2,019,369)	(121,510)

Net assets:
Beginning of period	10,415,540	53,215,335	34,907,728	1,377,854	2,064,700	833,489	335,263,191	416,687,217	63,707,734	3,130,683
End of period	$11,868,971	$56,512,221	$34,507,910	$2,679,995	$2,432,760	$702,306	$359,847,575	$415,762,557	$61,688,365	$3,009,173

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,781,160)	$(350,612)	$3,167,138	$3,808,919	$(316,035)	$42,074	$(743,453)	$1,223,585	$(657,774)	$(418,303)
Net realized gain (loss) on security transactions	6,356,187	1,210,324	(2,099,969)	6,843,754	1,803,987	1,558,954	3,248	512,035	2,698,027	(959,838)
Net realized gain distributions	17,644,297	1,284,795	—	—	739,884	—	—	—	2,139,461	—
Change in unrealized appreciation (depreciation) during the period	(9,291,423)	7,110,699	(172,570)	44,870,496	(4,683,386)	2,210,881	4,561,690	20,548,815	(8,103)	(552,546)
Net increase (decrease) in net assets resulting from operations	11,927,901	9,255,206	894,599	55,523,169	(2,455,550)	3,811,909	3,821,485	22,284,435	4,171,611	(1,930,687)

Unit transactions:
Purchases	467,553	137,886	1,045,452	1,351,177	212,304	492,586	655,805	788,789	43,119	149,623
Net transfers	(6,047,258)	(282,730)	15,450,429	(16,955,061)	527,367	294,103	612,167	(6,563,288)	298,286	3,960,266
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(13,410,727)	(4,680,951)	(18,835,038)	(32,590,947)	(3,116,707)	(12,843,425)	(11,120,976)	(13,140,030)	(2,613,932)	(3,347,062)
Other transactions	2,956	1,805	7,811	6,249	165	5,489	1,213	9,199	(176)	486
Death benefits	(3,092,132)	(1,778,383)	(5,965,290)	(9,724,124)	(963,780)	(3,428,135)	(3,750,753)	(3,804,386)	(633,931)	(857,967)
Net annuity transactions	(94,353)	(12,224)	57,506	(274,173)	(30,139)	(64,729)	(164,875)	31,954	20,000	35,015
Net increase (decrease) in net assets resulting from unit transactions	(22,173,961)	(6,614,597)	(8,239,130)	(58,186,879)	(3,370,790)	(15,544,111)	(13,767,419)	(22,677,762)	(2,886,634)	(59,639)
Net increase (decrease) in net assets	(10,246,060)	2,640,609	(7,344,531)	(2,663,710)	(5,826,340)	(11,732,202)	(9,945,934)	(393,327)	1,284,977	(1,990,326)

Net assets:
Beginning of period	152,574,617	42,493,966	195,538,996	339,985,377	38,175,667	144,275,159	119,117,131	137,702,973	33,881,906	29,449,163
End of period	$142,328,557	$45,134,575	$188,194,465	$337,321,667	$32,349,327	$132,542,957	$109,171,197	$137,309,646	$35,166,883	$27,458,837

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(106,108)	$3,585,519	$(2,832,750)	$(375,339)	$(1,449,126)	$(125,179)	$(108,250)	$(1,311,937)	$(124,217)	$(120,586)
Net realized gain (loss) on security transactions	765,314	1,523,569	12,784,861	12,062,897	8,595,247	1,456,238	188,584	(112,050)	542,899	430,747
Net realized gain distributions	869,249	8,672,138	25,015,713	11,591,515	6,138,350	—	1,064,249	—	913,407	570,307
Change in unrealized appreciation (depreciation) during the period	1,120,395	(21,860,647)	1,309,117	40,566,893	19,168,346	235,151	(643,824)	(972,578)	(1,311,499)	(706,920)
Net increase (decrease) in net assets resulting from operations	2,648,850	(8,079,421)	36,276,941	63,845,966	32,452,817	1,566,210	500,759	(2,396,565)	20,590	173,548

Unit transactions:
Purchases	906,254	1,278,892	1,202,221	833,880	455,371	138,392	33,384	396,235	57,823	37,995
Net transfers	1,428,402	44,684,061	(8,797,739)	(24,890,858)	(13,375,260)	297,861	582,271	7,514,971	129,558	299,924
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,589,075)	(38,219,735)	(29,921,904)	(24,610,474)	(16,633,653)	(2,690,223)	(322,786)	(15,583,777)	(726,768)	(813,036)
Other transactions	10,702	1,975	1,338	(3,595)	2,676	2,532	16	326	523	112
Death benefits	(547,542)	(10,131,776)	(7,600,343)	(5,790,487)	(3,811,887)	(464,688)	(47,683)	(5,358,323)	(262,343)	(35,972)
Net annuity transactions	124,115	265,262	113,040	188,113	22,959	(4,254)	(4,698)	12,522	3,936	(4,958)
Net increase (decrease) in net assets resulting from unit transactions	(667,144)	(2,121,321)	(45,003,387)	(54,273,421)	(33,339,794)	(2,720,380)	240,504	(13,018,046)	(797,271)	(515,935)
Net increase (decrease) in net assets	1,981,706	(10,200,742)	(8,726,446)	9,572,545	(886,977)	(1,154,170)	741,263	(15,414,611)	(776,681)	(342,387)

Net assets:
Beginning of period	15,342,572	346,178,605	295,109,924	236,980,571	152,409,114	25,943,090	6,182,088	133,152,337	8,299,316	7,246,406
End of period	$17,324,278	$335,977,863	$286,383,478	$246,553,116	$151,522,137	$24,788,920	$6,923,351	$117,737,726	$7,522,635	$6,904,019

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(6,092)	$(13,380)	$(100,260)	$356,275	$(20,159)	$(2,341,920)	$(176,755)	$(1,431,871)	$(1,149,459)	$(1,674,552)
Net realized gain (loss) on security transactions	102,568	266,371	573,027	368,600	239,931	14,287,401	976,820	9,325,366	3,218,417	6,261,370
Net realized gain distributions	101,040	324,434	1,265,596	390,487	474,034	19,051,298	915,188	3,451,883	11,659,593	13,673,645
Change in unrealized appreciation (depreciation) during the period	387,842	1,293,816	992,678	(664,413)	400,381	(3,356,504)	380,535	13,061,592	(7,079,343)	(18,015,322)
Net increase (decrease) in net assets resulting from operations	585,358	1,871,241	2,731,041	450,949	1,094,187	27,640,275	2,095,788	24,406,970	6,649,208	245,141

Unit transactions:
Purchases	61,203	6,213	13,203	150,199	279	419,333	33,704	696,190	247,060	353,059
Net transfers	(133,238)	(1,095,329)	446,741	2,252,397	(237,281)	(9,160,249)	(189,720)	(5,482,347)	(2,420,965)	(2,682,793)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(122,643)	(755,498)	(1,407,229)	(3,044,891)	(340,167)	(13,112,498)	(1,554,782)	(9,519,768)	(4,675,826)	(7,231,075)
Other transactions	5	25	(780)	674	(4)	1,805	(36)	5,767	(1,096)	630
Death benefits	(17,014)	(76,599)	(416,498)	(944,327)	(130,959)	(2,868,375)	(318,324)	(2,848,153)	(1,424,937)	(2,074,196)
Net annuity transactions	—	—	28,088	68,710	(15,942)	(113,775)	(12,725)	(74,611)	(93,425)	(164,562)
Net increase (decrease) in net assets resulting from unit transactions	(211,687)	(1,921,188)	(1,336,475)	(1,517,238)	(724,074)	(24,833,759)	(2,041,883)	(17,222,922)	(8,369,189)	(11,798,937)
Net increase (decrease) in net assets	373,671	(49,947)	1,394,566	(1,066,289)	370,113	2,806,516	53,905	7,184,048	(1,719,981)	(11,553,796)

Net assets:
Beginning of period	2,658,770	8,007,610	12,212,643	25,427,299	4,345,495	136,880,944	14,819,542	106,269,699	62,012,330	92,010,570
End of period	$3,032,441	$7,957,663	$13,607,209	$24,361,010	$4,715,608	$139,687,460	$14,873,447	$113,453,747	$60,292,349	$80,456,774

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(237,088)	$(649,128)	$4,593,299	$(205,085)	$1,813,096	$(497,989)	$(6,447)	$(12,439)	$(24,878)	$20,153
Net realized gain (loss) on security transactions	10,402,856	12,207,033	2,603,251	1,113,647	(257,249)	(846,158)	28,586	1,686,809	57,526	361,009
Net realized gain distributions	15,482,578	4,252,959	29,914	1,051,217	—	—	497,668	1,670,596	205,607	680,662
Change in unrealized appreciation (depreciation) during the period	11,189,178	24,761,134	(16,885,563)	1,814,178	(618,522)	646,538	(362,113)	2,419,460	(50,850)	(31,300)
Net increase (decrease) in net assets resulting from operations	36,837,524	40,571,998	(9,659,099)	3,773,957	937,325	(697,609)	157,694	5,764,426	187,405	1,030,524

Unit transactions:
Purchases	1,372,114	670,387	1,250,770	17,797	405,227	415,834	1,200	32,819	—	2,464
Net transfers	6,574,170	(12,030,461)	39,754,815	(564,417)	3,498,116	16,271,121	31,538	(2,976,710)	(136,579)	(493,510)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(27,707,478)	(18,873,388)	(44,198,912)	(1,573,771)	(4,694,048)	(20,200,142)	(151,781)	(2,797,952)	(27,418)	(772,197)
Other transactions	33,556	1,933	24,999	(40)	308	(647)	(8)	(754)	—	—
Death benefits	(8,469,350)	(5,185,594)	(10,017,304)	(487,461)	(1,921,553)	(1,492,825)	(29,358)	(318,565)	(6,214)	(90,931)
Net annuity transactions	(478,349)	9,986	189,894	(32,331)	104,013	7,921	—	—	(15,544)	(1,146)
Net increase (decrease) in net assets resulting from unit transactions	(28,675,337)	(35,407,137)	(12,995,738)	(2,640,223)	(2,607,937)	(4,998,738)	(148,409)	(6,061,162)	(185,755)	(1,355,320)
Net increase (decrease) in net assets	8,162,187	5,164,861	(22,654,837)	1,133,734	(1,670,612)	(5,696,347)	9,285	(296,736)	1,650	(324,796)

Net assets:
Beginning of period	316,131,503	188,125,615	419,720,767	17,695,642	59,909,066	172,259,392	2,972,635	24,120,303	1,452,654	5,780,783
End of period	$324,293,690	$193,290,476	$397,065,930	$18,829,376	$58,238,454	$166,563,045	$2,981,920	$23,823,567	$1,454,304	$5,455,987

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,589	$(56,500)	$(225,446)	$(421,378)	$(47,301)	$(219,651)	$(37,813)	$(151,350)	$(51,328)	$(173,710)
Net realized gain (loss) on security transactions	(366)	210,080	1,914,249	387,426	368,806	968,566	78,528	562,640	128,939	1,276,356
Net realized gain distributions	22,551	858,223	5,626,497	—	941,562	1,374,232	122,754	436,079	245,880	727,181
Change in unrealized appreciation (depreciation) during the period	(33,064)	(1,042,841)	(8,967,050)	3,077,797	(312,803)	(465,625)	251,082	246,544	640,779	406,192
Net increase (decrease) in net assets resulting from operations	(7,290)	(31,038)	(1,651,750)	3,043,845	950,264	1,657,522	414,551	1,093,913	964,270	2,236,019

Unit transactions:
Purchases	—	4,875	57,079	167,223	1,062	2,445	5,059	30,466	4,735	62,173
Net transfers	46,653	(12,629)	(1,461,502)	(4,620,318)	(488,819)	3,316,762	(92,304)	(203,523)	(169,784)	(1,831,661)
Net interfund transfers due to corporate actions	—	—	—	40,393,686	—	—	—	—	—	—
Surrenders for benefit payments and fees	(27,026)	(233,630)	(1,464,375)	(2,730,431)	(608,877)	(1,072,081)	(109,978)	(760,709)	(343,826)	(1,056,968)
Other transactions	1	(47)	179	251	—	(62)	3	(121)	1	780
Death benefits	—	(20,356)	(328,771)	(613,351)	(77,033)	(307,183)	942	(193,797)	(28,240)	(288,117)
Net annuity transactions	—	39,633	23,644	300,998	—	150,746	—	(3,138)	(909)	(14,624)
Net increase (decrease) in net assets resulting from unit transactions	19,628	(222,154)	(3,173,746)	32,898,058	(1,173,667)	2,090,627	(196,278)	(1,130,822)	(538,023)	(3,128,417)
Net increase (decrease) in net assets	12,338	(253,192)	(4,825,496)	35,941,903	(223,403)	3,748,149	218,273	(36,909)	426,247	(892,398)

Net assets:
Beginning of period	317,614	3,171,223	16,754,787	7,392,671	5,059,800	9,431,487	2,110,960	8,633,558	4,024,432	12,455,660
End of period	$329,952	$2,918,031	$11,929,291	$43,334,574	$4,836,397	$13,179,636	$2,329,233	$8,596,649	$4,450,679	$11,563,262

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(259,798)	$(23,496)	$(53,032)	$973	$(6,454)	$(1,176)	$(12,837)	$4,392	$67,647	$(37,167)
Net realized gain (loss) on security transactions	(473,545)	21,790	714,562	7,142	27,647	12,482	48,024	75,852	2,145	48,853
Net realized gain distributions	—	55,935	563,774	6,510	39,033	23,521	—	46,099	—	413,044
Change in unrealized appreciation (depreciation) during the period	(1,601,692)	202,647	(84,483)	46,389	11,581	34,921	294,193	145,326	22,593	285,193
Net increase (decrease) in net assets resulting from operations	(2,335,035)	256,876	1,140,821	61,014	71,807	69,748	329,380	271,669	92,385	709,923

Unit transactions:
Purchases	212,373	672	—	—	548	—	1,662	600	1,914	540
Net transfers	3,918,193	161,577	(618,642)	2,328	71,170	231,924	711,210	217,081	8,863	(325,374)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,075,903)	(100,758)	(712,977)	(17,888)	(53,529)	(16,475)	(68,935)	(171,889)	(24,431)	(542,585)
Other transactions	1,466	1	(3)	—	—	—	1	—	—	—
Death benefits	(809,538)	—	(40,804)	—	(6,695)	—	(2,737)	(13,879)	—	(68,992)
Net annuity transactions	7,446	49,167	3,327	—	(381)	—	(633)	17,726	—	—
Net increase (decrease) in net assets resulting from unit transactions	254,037	110,659	(1,369,099)	(15,560)	11,113	215,449	640,568	49,639	(13,654)	(936,411)
Net increase (decrease) in net assets	(2,080,998)	367,535	(228,278)	45,454	82,920	285,197	969,948	321,308	78,731	(226,488)

Net assets:
Beginning of period	27,098,261	2,079,168	5,785,337	478,242	1,074,572	224,852	900,164	1,095,011	625,049	4,219,162
End of period	$25,017,263	$2,446,703	$5,557,059	$523,696	$1,157,492	$510,049	$1,870,112	$1,416,319	$703,780	$3,992,674

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	PIMCO VIT Global Managed Asset Allocation Portfolio	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,641	$(11,554)	$(7,771)	$26,180	$(1,449)	$(971,937)	$(5,624)	$(3,919)	$(23,040)	$(18,510)
Net realized gain (loss) on security transactions	4,521	9,599	5,552	1,217,200	27,400	4,580,844	16,991	(32,277)	102,702	94,313
Net realized gain distributions	42,320	—	—	—	—	5,641,979	45,560	—	122,255	62,927
Change in unrealized appreciation (depreciation) during the period	(10,864)	90,728	97,238	4,138,387	285,957	(4,505,136)	7,395	61,446	(137,027)	(201,268)
Net increase (decrease) in net assets resulting from operations	39,618	88,773	95,019	5,381,767	311,908	4,745,750	64,322	25,250	64,890	(62,538)

Unit transactions:
Purchases	—	—	—	120,720	1,250	145,367	—	700	420	—
Net transfers	(3,250)	(81)	—	(3,294,009)	(6,636)	(2,272,708)	161,503	(37,673)	(132,150)	(54,099)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(86,777)	(694)	(2,102)	(2,168,898)	(67,240)	(5,218,794)	(16,132)	(22,583)	(127,937)	(107,750)
Other transactions	(12)	(2)	—	(131)	1	20,802	—	—	52	(15)
Death benefits	—	6,097	—	(872,726)	(32,769)	(1,302,284)	—	(2,722)	(1,357)	—
Net annuity transactions	—	—	—	69,574	—	(128,564)	(8,649)	(554)	(3,155)	(4,086)
Net increase (decrease) in net assets resulting from unit transactions	(90,039)	5,320	(2,102)	(6,145,470)	(105,394)	(8,756,181)	136,722	(62,832)	(264,127)	(165,950)
Net increase (decrease) in net assets	(50,421)	94,093	92,917	(763,703)	206,514	(4,010,431)	201,044	(37,582)	(199,237)	(228,488)

Net assets:
Beginning of period	380,846	615,189	380,229	23,155,412	1,038,511	51,711,503	304,477	507,091	1,252,243	985,877
End of period	$330,425	$709,282	$473,146	$22,391,709	$1,245,025	$47,701,072	$505,521	$469,509	$1,053,006	$757,389

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2021

	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,578)	$(280,688)	$(515,960)	$(136,941)
Net realized gain (loss) on security transactions	6,483	775,113	1,632,548	368,805
Net realized gain distributions	7,734	1,569,345	4,423,775	633,565
Change in unrealized appreciation (depreciation) during the period	7,404	2,308,148	1,759,456	306,252
Net increase (decrease) in net assets resulting from operations	19,043	4,371,918	7,299,819	1,171,681

Unit transactions:
Purchases	811	216,604	174,991	61,606
Net transfers	116,874	568,924	(973,433)	1,910,086
Net interfund transfers due to corporate actions	—	—	—	—
Surrenders for benefit payments and fees	(30,889)	(1,294,223)	(2,748,632)	(1,158,341)
Other transactions	—	17	1,163	140
Death benefits	—	(783,902)	(724,222)	(310,192)
Net annuity transactions	—	(17,938)	116,793	(4,465)
Net increase (decrease) in net assets resulting from unit transactions	86,796	(1,310,518)	(4,153,340)	498,834
Net increase (decrease) in net assets	105,839	3,061,400	3,146,479	1,670,515

Net assets:
Beginning of period	52,648	19,413,346	32,630,214	12,358,321
End of period	$158,487	$22,474,746	$35,776,693	$14,028,836

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2022

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Holdings, L.P. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Hedged Allocation Portfolio (Formerly AB VPS Balanced Wealth Strategy Portfolio), AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Sustainable International Thematic Portfolio (Formerly AB VPS International Growth Portfolio), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. EQV International Equity Fund (Formerly Invesco V.I. International Growth Fund), Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® Capital World Bond Fund®, American Funds Insurance Series® Capital World Growth and Income Fund®, American Funds Insurance Series® Asset Allocation Fund, American Funds Insurance Series® Washington Mutual Investors FundSM, American Funds Insurance Series® The Bond Fund of America®, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® New World Fund®, American Funds Insurance Series® Global Small Capitalization Fund, Allspring VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin DynaTech VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio, Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Global Equity Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Total Return Series, MFS® Value Series, MFS® Total Return Bond Series, MFS® Research Series, MFS® High Yield Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, BlackRock Capital Appreciation V.I. Fund, Invesco
V.I. Discovery Mid Cap Growth Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Global Fund, Invesco V.I. Main Street Fund®, Invesco V.I. Main Street Small Cap Fund®, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Multi-Cap Core Fund, Putnam VT Small Cap Value Fund, Putnam VT Large Cap Value Fund, PIMCO VIT All Asset Portfolio, PIMCO StocksPLUS® Global Portfolio, PIMCO VIT Global Managed Asset Allocation Portfolio, PSF PGIM Jennison Focused Blend Portfolio, PSF PGIM Jennison Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Allspring VT Index Asset Allocation Fund, Allspring VT International Equity Fund, Allspring VT Small Cap Growth Fund, Allspring VT Discovery Fund, Allspring VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2022 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2022 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2022 and 2021.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2018 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2022.
h) Novel Coronavirus - The outbreak and spread of the novel coronavirus ("COVID-19") has caused disruption to the worldwide economy and impacted companies across all industries. The COVID-19 pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the funds in which the Sub-Accounts invest. The fair value of these funds is dependent on financial market conditions and other factors relating to the COVID-19 pandemic, including the development of new variants and surges, and other emerging viruses. Management will continue to monitor developments, and their impact on the Account.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 1.50%
MAV Plus maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	852,362	1,168,035
American Century VP Growth Fund	482,632	344,483
AB VPS Balanced Hedged Allocation Portfolio+	1,346,179	1,189,293
AB VPS International Value Portfolio	1,387,850	1,512,727
AB VPS Small/Mid Cap Value Portfolio	1,969,411	2,554,132
AB VPS Sustainable International Thematic Portfolio+	237,551	192,713
Invesco V.I. Core Equity Fund	15,939,529	14,649,553
Invesco V.I. Government Securities Fund	9,748,643	31,396,395
Invesco V.I. High Yield Fund	630,566	67,432
Invesco V.I. EQV International Equity Fund+	14,393,309	12,953,143
Invesco V.I. Main Street Mid Cap Fund®	17,816,139	13,608,047
Invesco V.I. Small Cap Equity Fund	12,114,280	11,313,617
Invesco V.I. Balanced-Risk Allocation Fund	897,138	1,069,575
Invesco V.I. Diversified Dividend Fund	118,613	101,708
Invesco V.I. Government Money Market Fund	106,937,784	68,005,893
American Century VP Mid Cap Value Fund	236,965	135,993
AB VPS Growth and Income Portfolio	1,445,380	423,610
American Funds Insurance Series® Capital World Bond Fund®	2,825,382	7,582,278
American Funds Insurance Series® Capital World Growth and Income Fund®	34,726,729	19,975,137
American Funds Insurance Series® Asset Allocation Fund	72,211,946	73,977,561
American Funds Insurance Series® Washington Mutual Investors FundSM	98,346,883	52,193,382
American Funds Insurance Series® The Bond Fund of America®	32,297,157	96,714,807
American Funds Insurance Series® Global Growth Fund	29,300,200	28,421,829
American Funds Insurance Series® Growth Fund	239,886,940	196,525,171
American Funds Insurance Series® Growth-Income Fund	140,871,785	165,288,207
American Funds Insurance Series® International Fund	58,029,714	37,471,115
American Funds Insurance Series® New World Fund®	11,245,806	11,387,386
American Funds Insurance Series® Global Small Capitalization Fund	44,093,687	15,620,843
Allspring VT Omega Growth Fund	212,320	60,738
Fidelity® VIP Growth Portfolio	1,237,206	2,064,567
Fidelity® VIP Contrafund® Portfolio	7,044,750	7,057,176
Fidelity® VIP Mid Cap Portfolio	3,383,164	5,966,785
Fidelity® VIP Value Strategies Portfolio	2,634,431	1,554,940
Fidelity® VIP Dynamic Capital Appreciation Portfolio	466,954	247,245
Fidelity® VIP Strategic Income Portfolio	44,567	147,513
Franklin Rising Dividends VIP Fund	50,974,592	52,293,870
Franklin Income VIP Fund	38,871,101	65,358,028
Franklin Large Cap Growth VIP Fund	17,730,803	9,514,450
Franklin Global Real Estate VIP Fund	287,290	250,566
Franklin Small-Mid Cap Growth VIP Fund	34,371,356	14,819,832
Franklin Small Cap Value VIP Fund	13,477,211	11,457,627
Franklin Strategic Income VIP Fund	13,054,920	34,797,600
Franklin Mutual Shares VIP Fund	44,464,686	53,416,680
Templeton Developing Markets VIP Fund	4,922,951	4,641,659
Templeton Foreign VIP Fund	14,155,934	26,601,420
Templeton Growth VIP Fund	3,789,223	15,408,358
Franklin Mutual Global Discovery VIP Fund	15,872,663	22,749,633
Franklin DynaTech VIP Fund	14,059,252	8,952,328
Templeton Global Bond VIP Fund	1,508,080	6,170,330
Hartford Balanced HLS Fund	2,932,483	3,208,887
Hartford Total Return Bond HLS Fund	29,991,239	59,857,559
Hartford Capital Appreciation HLS Fund	44,564,492	36,343,055
Hartford Dividend and Growth HLS Fund	34,837,311	47,083,509
Hartford Disciplined Equity HLS Fund	11,941,563	24,327,464
Hartford International Opportunities HLS Fund	5,917,602	4,101,949
Hartford MidCap HLS Fund	1,280,022	1,365,462
Hartford Ultrashort Bond HLS Fund	21,319,617	30,849,723
Hartford Small Company HLS Fund	2,217,221	1,173,568
Hartford SmallCap Growth HLS Fund	1,602,444	1,349,311
Hartford Stock HLS Fund	2,012,961	532,014
Lord Abbett Series Fund - Fundamental Equity Portfolio	1,900,116	1,741,536
Lord Abbett Series Fund - Dividend Growth Portfolio	2,024,888	1,852,684
Lord Abbett Series Fund - Bond Debenture Portfolio	1,541,600	4,573,169
Lord Abbett Series Fund - Growth and Income Portfolio	1,150,732	1,030,441
MFS® Growth Series	24,429,378	17,350,446
MFS® Global Equity Series	2,004,589	1,964,454
MFS® Investors Trust Series	15,340,557	16,426,138
MFS® Mid Cap Growth Series	7,150,840	8,480,805
MFS® New Discovery Series	27,658,402	12,468,502
MFS® Total Return Series	36,292,117	50,717,121
MFS® Value Series	21,006,009	36,863,288
MFS® Total Return Bond Series	27,316,756	72,026,657
MFS® Research Series	3,283,026	2,596,762
MFS® High Yield Portfolio	4,491,152	9,683,355
BlackRock Managed Volatility V.I. Fund	8,061,236	48,001,091
BlackRock Global Allocation V.I. Fund	46,674	380,767
BlackRock S&P 500 Index V.I. Fund	5,334,498	4,503,504
BlackRock Large Cap Focus Growth V.I. Fund	63,591	566,446
BlackRock Equity Dividend V.I. Fund	1,103,515	1,420,661
Morgan Stanley VIF Core Plus Fixed Income Portfolio	50,651	63,141
Morgan Stanley VIF Growth Portfolio	1,302,979	372,038
Morgan Stanley VIF Discovery Portfolio	8,269,794	1,595,390
Invesco V.I. American Value Fund	15,656,405	8,924,018
BlackRock Capital Appreciation V.I. Fund	1,908,170	749,611
Invesco V.I. Discovery Mid Cap Growth Fund	4,505,720	5,049,944
Invesco V.I. Capital Appreciation Fund	950,041	475,090
Invesco V.I. Global Fund	1,743,250	1,053,241
Invesco V.I. Main Street Fund®	1,721,245	682,309
Invesco V.I. Main Street Small Cap Fund®	1,438,370	1,619,686
Putnam VT Diversified Income Fund	3,694,443	6,794,878
Putnam VT Global Asset Allocation Fund	265,971	134,215
Putnam VT Growth Opportunities Fund	2,149,055	1,259,645
Putnam VT International Value Fund	433,692	283,396
Putnam VT International Equity Fund	369,177	125,674
Putnam VT Multi-Cap Core Fund	230,199	351,222
Putnam VT Small Cap Value Fund	1,065,901	1,579,189
Putnam VT Large Cap Value Fund	639,492	204,813
PIMCO VIT All Asset Portfolio	102,052	55,310
PIMCO StocksPLUS® Global Portfolio	1,443,033	708,492
PIMCO VIT Global Managed Asset Allocation Portfolio	57,022	19,642
PSF PGIM Jennison Focused Blend Portfolio	61	11,671
PSF PGIM Jennison Value Portfolio	—	10,057
Invesco V.I. Growth and Income Fund	3,603,186	5,114,890
Invesco V.I. Comstock Fund	292,149	244,281
Invesco V.I. American Franchise Fund	11,002,657	7,309,623
Allspring VT Index Asset Allocation Fund	40,107	223,917
Allspring VT International Equity Fund	35,440	48,540
Allspring VT Small Cap Growth Fund	224,446	123,318
Allspring VT Discovery Fund	357,512	311,090
Allspring VT Opportunity Fund	11,206	105,957
MFS® Core Equity Portfolio	3,438,486	3,602,275
MFS® Massachusetts Investors Growth Stock Portfolio	6,164,506	5,013,019
MFS® Research International Portfolio	1,993,854	1,784,958

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2022 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	19,785	42,509	(22,724)
American Century VP Growth Fund	11,532	10,571	961
AB VPS Balanced Hedged Allocation Portfolio+	16,570	65,357	(48,787)
AB VPS International Value Portfolio	145,462	188,308	(42,846)
AB VPS Small/Mid Cap Value Portfolio	28,600	83,779	(55,179)
AB VPS Sustainable International Thematic Portfolio+	7,255	15,809	(8,554)
Invesco V.I. Core Equity Fund	198,325	525,907	(327,582)
Invesco V.I. Government Securities Fund	5,945,970	23,325,375	(17,379,405)
Invesco V.I. High Yield Fund	68,944	6,203	62,741
Invesco V.I. EQV International Equity Fund+	1,268,950	3,006,224	(1,737,274)
Invesco V.I. Main Street Mid Cap Fund®	968,118	3,664,779	(2,696,661)
Invesco V.I. Small Cap Equity Fund	139,005	347,674	(208,669)
Invesco V.I. Balanced-Risk Allocation Fund	16,632	65,311	(48,679)
Invesco V.I. Diversified Dividend Fund	4,506	4,588	(82)
Invesco V.I. Government Money Market Fund	11,959,819	7,506,336	4,453,483
American Century VP Mid Cap Value Fund	4,862	4,546	316
AB VPS Growth and Income Portfolio	94,013	31,166	62,847
American Funds Insurance Series® Capital World Bond Fund®	205,223	664,103	(458,880)
American Funds Insurance Series® Capital World Growth and Income Fund®	200,963	937,480	(736,517)
American Funds Insurance Series® Asset Allocation Fund	544,345	2,574,227	(2,029,882)
American Funds Insurance Series® Washington Mutual Investors FundSM	5,971,646	15,662,716	(9,691,070)
American Funds Insurance Series® The Bond Fund of America®	1,069,153	6,404,814	(5,335,661)
American Funds Insurance Series® Global Growth Fund	286,815	824,288	(537,473)
American Funds Insurance Series® Growth Fund	1,653,502	4,692,055	(3,038,553)
American Funds Insurance Series® Growth-Income Fund	874,740	4,604,678	(3,729,938)
American Funds Insurance Series® International Fund	1,529,410	2,404,858	(875,448)
American Funds Insurance Series® New World Fund®	141,072	369,522	(228,450)
American Funds Insurance Series® Global Small Capitalization Fund	420,119	578,345	(158,226)
Allspring VT Omega Growth Fund	1,071	1,283	(212)
Fidelity® VIP Growth Portfolio	14,741	48,644	(33,903)
Fidelity® VIP Contrafund® Portfolio	137,695	196,914	(59,219)
Fidelity® VIP Mid Cap Portfolio	54,390	212,559	(158,169)
Fidelity® VIP Value Strategies Portfolio	89,834	57,747	32,087
Fidelity® VIP Dynamic Capital Appreciation Portfolio	6,040	6,052	(12)
Fidelity® VIP Strategic Income Portfolio	1,879	8,572	(6,693)
Franklin Rising Dividends VIP Fund	270,846	1,128,947	(858,101)
Franklin Income VIP Fund	614,605	2,494,182	(1,879,577)
Franklin Large Cap Growth VIP Fund	251,189	291,306	(40,117)
Franklin Global Real Estate VIP Fund	2,530	8,406	(5,876)
Franklin Small-Mid Cap Growth VIP Fund	307,532	505,070	(197,538)
Franklin Small Cap Value VIP Fund	244,380	454,545	(210,165)
Franklin Strategic Income VIP Fund	343,626	1,793,086	(1,449,460)
Franklin Mutual Shares VIP Fund	352,318	2,034,851	(1,682,533)
Templeton Developing Markets VIP Fund	116,720	222,898	(106,178)
Templeton Foreign VIP Fund	968,003	2,025,237	(1,057,234)
Templeton Growth VIP Fund	250,822	877,715	(626,893)
Franklin Mutual Global Discovery VIP Fund	164,845	733,162	(568,317)
Franklin DynaTech VIP Fund	106,491	281,982	(175,491)
Templeton Global Bond VIP Fund	135,882	509,898	(374,016)
Hartford Balanced HLS Fund	48,921	141,335	(92,414)
Hartford Total Return Bond HLS Fund	1,436,804	4,452,640	(3,015,836)
Hartford Capital Appreciation HLS Fund	473,190	1,314,031	(840,841)
Hartford Dividend and Growth HLS Fund	356,151	1,381,165	(1,025,014)
Hartford Disciplined Equity HLS Fund	128,827	618,045	(489,218)
Hartford International Opportunities HLS Fund	161,360	279,064	(117,704)
Hartford MidCap HLS Fund	47,812	124,459	(76,647)
Hartford Ultrashort Bond HLS Fund	17,229,728	21,718,359	(4,488,631)
Hartford Small Company HLS Fund	38,403	38,343	60
Hartford SmallCap Growth HLS Fund	22,547	39,721	(17,174)
Hartford Stock HLS Fund	52,299	15,748	36,551
Lord Abbett Series Fund - Fundamental Equity Portfolio	38,169	63,283	(25,114)
Lord Abbett Series Fund - Dividend Growth Portfolio	17,046	59,445	(42,399)
Lord Abbett Series Fund - Bond Debenture Portfolio	35,700	238,571	(202,871)
Lord Abbett Series Fund - Growth and Income Portfolio	35,152	46,181	(11,029)
MFS® Growth Series	406,185	518,044	(111,859)
MFS® Global Equity Series	27,215	54,304	(27,089)
MFS® Investors Trust Series	130,392	543,856	(413,464)
MFS® Mid Cap Growth Series	86,219	447,739	(361,520)
MFS® New Discovery Series	250,143	329,487	(79,344)
MFS® Total Return Series	360,353	1,870,859	(1,510,506)
MFS® Value Series	255,656	1,000,729	(745,073)
MFS® Total Return Bond Series	1,206,094	4,997,563	(3,791,469)
MFS® Research Series	39,346	64,608	(25,262)
MFS® High Yield Portfolio	159,036	752,422	(593,386)
BlackRock Managed Volatility V.I. Fund	803,855	4,574,010	(3,770,155)
BlackRock Global Allocation V.I. Fund	741	24,787	(24,046)
BlackRock S&P 500 Index V.I. Fund	280,744	281,014	(270)
BlackRock Large Cap Focus Growth V.I. Fund	869	11,950	(11,081)
BlackRock Equity Dividend V.I. Fund	20,703	51,468	(30,765)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	3,644	5,312	(1,668)
Morgan Stanley VIF Growth Portfolio	11,335	9,873	1,462
Morgan Stanley VIF Discovery Portfolio	113,079	46,045	67,034
Invesco V.I. American Value Fund	659,733	671,935	(12,202)
BlackRock Capital Appreciation V.I. Fund	54,175	22,074	32,101
Invesco V.I. Discovery Mid Cap Growth Fund	177,294	354,966	(177,672)
Invesco V.I. Capital Appreciation Fund	9,474	13,488	(4,014)
Invesco V.I. Global Fund	27,372	44,018	(16,646)
Invesco V.I. Main Street Fund®	8,821	19,250	(10,429)
Invesco V.I. Main Street Small Cap Fund®	11,087	46,825	(35,738)
Putnam VT Diversified Income Fund	116,309	478,941	(362,632)
Putnam VT Global Asset Allocation Fund	2,387	4,892	(2,505)
Putnam VT Growth Opportunities Fund	59,638	48,030	11,608
Putnam VT International Value Fund	34,378	24,714	9,664
Putnam VT International Equity Fund	23,356	9,666	13,690
Putnam VT Multi-Cap Core Fund	2,188	6,641	(4,453)
Putnam VT Small Cap Value Fund	32,681	64,356	(31,675)
Putnam VT Large Cap Value Fund	10,597	4,795	5,802
PIMCO VIT All Asset Portfolio	429	3,355	(2,926)
PIMCO StocksPLUS® Global Portfolio	36,835	39,558	(2,723)
PIMCO VIT Global Managed Asset Allocation Portfolio	194	1,227	(1,033)
PSF PGIM Jennison Focused Blend Portfolio	24	606	(582)
PSF PGIM Jennison Value Portfolio		79	(79)
Invesco V.I. Growth and Income Fund	66,401	182,598	(116,197)
Invesco V.I. Comstock Fund	6,258	6,031	227
Invesco V.I. American Franchise Fund	75,122	230,843	(155,721)
Allspring VT Index Asset Allocation Fund	3,004	70,436	(67,432)
Allspring VT International Equity Fund	1,591	3,053	(1,462)
Allspring VT Small Cap Growth Fund	18,839	22,014	(3,175)
Allspring VT Discovery Fund	3,534	7,779	(4,245)
Allspring VT Opportunity Fund	13	2,513	(2,500)
MFS® Core Equity Portfolio	63,786	158,327	(94,541)
MFS® Massachusetts Investors Growth Stock Portfolio	107,157	208,866	(101,709)
MFS® Research International Portfolio	125,590	125,945	(355)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2021 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	6,820	65,602	(58,782)
American Century VP Growth Fund	3,380	11,328	(7,948)
AB VPS Balanced Wealth Strategy Portfolio	17,193	70,363	(53,170)
AB VPS International Value Portfolio	41,055	325,425	(284,370)
AB VPS Small/Mid Cap Value Portfolio	60,562	98,289	(37,727)
AB VPS International Growth Portfolio	5,709	11,434	(5,725)
Invesco V.I. Core Equity Fund	159,041	722,256	(563,215)
Invesco V.I. Government Securities Fund	14,970,291	19,049,879	(4,079,588)
Invesco V.I. High Yield Fund	6,413	978	5,435
Invesco V.I. International Growth Fund	1,148,288	2,836,978	(1,688,690)
Invesco V.I. Main Street Mid Cap Fund®	1,393,626	4,865,920	(3,472,294)
Invesco V.I. Small Cap Equity Fund	228,816	488,328	(259,512)
Invesco V.I. Balanced-Risk Allocation Fund	36,269	62,378	(26,109)
Invesco V.I. Diversified Dividend Fund	7	43	(36)
Invesco V.I. Government Money Market Fund	6,800,745	9,322,382	(2,521,637)
American Century VP Mid Cap Value Fund	806	16,921	(16,115)
AB VPS Growth and Income Portfolio	32,230	33,399	(1,169)
American Funds Insurance Series® Capital World Bond Fund®	420,309	680,751	(260,442)
American Funds Insurance Series® Capital World Growth and Income Fund®	316,119	1,068,094	(751,975)
American Funds Insurance Series® Asset Allocation Fund	1,011,469	2,459,316	(1,447,847)
American Funds Insurance Series® Washington Mutual Investors FundSM	6,160,392	20,060,866	(13,900,474)
American Funds Insurance Series® The Bond Fund of America®	4,073,185	5,061,049	(987,864)
American Funds Insurance Series® Global Growth Fund	288,848	957,242	(668,394)
American Funds Insurance Series® Growth Fund	753,512	6,707,040	(5,953,528)
American Funds Insurance Series® Growth-Income Fund	813,273	5,701,242	(4,887,969)
American Funds Insurance Series® International Fund	1,048,942	2,900,752	(1,851,810)
American Funds Insurance Series® New World Fund®	155,746	476,667	(320,921)
American Funds Insurance Series® Global Small Capitalization Fund	215,086	761,152	(546,066)
Allspring VT Omega Growth Fund	108	4,798	(4,690)
Fidelity® VIP Growth Portfolio	28,263	45,132	(16,869)
Fidelity® VIP Contrafund® Portfolio	51,063	299,884	(248,821)
Fidelity® VIP Mid Cap Portfolio	41,948	324,580	(282,632)
Fidelity® VIP Value Strategies Portfolio	61,954	28,586	33,368
Fidelity® VIP Dynamic Capital Appreciation Portfolio	4,395	6,633	(2,238)
Fidelity® VIP Strategic Income Portfolio	9,245	17,640	(8,395)
Franklin Rising Dividends VIP Fund	190,349	1,398,822	(1,208,473)
Franklin Income VIP Fund	886,181	3,314,707	(2,428,526)
Franklin Large Cap Growth VIP Fund	134,171	383,489	(249,318)
Franklin Global Real Estate VIP Fund	2,470	30,943	(28,473)
Franklin Small-Mid Cap Growth VIP Fund	240,273	830,284	(590,011)
Franklin Small Cap Value VIP Fund	423,529	693,514	(269,985)
Franklin Strategic Income VIP Fund	1,123,400	1,505,454	(382,054)
Franklin Mutual Shares VIP Fund	408,928	2,801,178	(2,392,250)
Templeton Developing Markets VIP Fund	141,320	266,689	(125,369)
Templeton Foreign VIP Fund	829,401	1,961,308	(1,131,907)
Templeton Growth VIP Fund	211,287	972,337	(761,050)
Franklin Mutual Global Discovery VIP Fund	168,941	917,399	(748,458)
Franklin DynaTech VIP Fund	226,430	308,810	(82,380)
Templeton Global Bond VIP Fund	339,933	348,976	(9,043)
Hartford Balanced HLS Fund	156,285	189,077	(32,792)
Hartford Total Return Bond HLS Fund	3,274,397	3,430,634	(156,237)
Hartford Capital Appreciation HLS Fund	174,629	1,765,459	(1,590,830)
Hartford Dividend and Growth HLS Fund	141,121	1,935,023	(1,793,902)
Hartford Disciplined Equity HLS Fund	47,906	919,788	(871,882)
Hartford International Opportunities HLS Fund	86,417	246,372	(159,955)
Hartford MidCap HLS Fund	100,034	81,445	18,589
Hartford Ultrashort Bond HLS Fund	17,692,143	24,835,795	(7,143,652)
Hartford Small Company HLS Fund	35,321	52,895	(17,574)
Hartford SmallCap Growth HLS Fund	23,334	34,525	(11,191)
Hartford Stock HLS Fund	3,761	10,351	(6,590)
Lord Abbett Series Fund - Fundamental Equity Portfolio	5,771	78,426	(72,655)
Lord Abbett Series Fund - Dividend Growth Portfolio	29,383	72,733	(43,350)
Lord Abbett Series Fund - Bond Debenture Portfolio	143,726	220,337	(76,611)
Lord Abbett Series Fund - Growth and Income Portfolio	1,388	34,984	(33,596)
MFS® Growth Series	250,333	904,641	(654,308)
MFS® Global Equity Series	35,749	93,546	(57,797)
MFS® Investors Trust Series	136,365	736,911	(600,546)
MFS® Mid Cap Growth Series	187,648	595,037	(407,389)
MFS® New Discovery Series	158,460	401,377	(242,917)
MFS® Total Return Series	618,370	1,690,942	(1,072,572)
MFS® Value Series	194,311	1,254,297	(1,059,986)
MFS® Total Return Bond Series	2,955,360	3,791,721	(836,361)
MFS® Research Series	42,841	111,461	(68,620)
MFS® High Yield Portfolio	416,718	620,112	(203,394)
BlackRock Managed Volatility V.I. Fund	1,774,588	2,251,773	(477,185)
BlackRock Global Allocation V.I. Fund	2,166	10,578	(8,412)
BlackRock S&P 500 Index V.I. Fund	41,868	425,037	(383,169)
BlackRock Large Cap Focus Growth V.I. Fund	2,027	5,706	(3,679)
BlackRock Equity Dividend V.I. Fund	12,700	64,077	(51,377)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	3,709	2,269	1,440
Morgan Stanley VIF Growth Portfolio	3,301	6,621	(3,320)
Morgan Stanley VIF Discovery Portfolio	37,385	85,917	(48,532)
Invesco V.I. American Value Fund	3,778,251	771,762	3,006,489
BlackRock Capital Appreciation V.I. Fund	10,981	38,802	(27,821)
Invesco V.I. Discovery Mid Cap Growth Fund	408,245	278,221	130,024
Invesco V.I. Capital Appreciation Fund	3,552	9,257	(5,705)
Invesco V.I. Global Fund	8,077	49,148	(41,071)
Invesco V.I. Main Street Fund®	4,099	22,109	(18,010)
Invesco V.I. Main Street Small Cap Fund®	10,749	105,068	(94,319)
Putnam VT Diversified Income Fund	288,953	279,359	9,594
Putnam VT Global Asset Allocation Fund	11,911	6,482	5,429
Putnam VT Growth Opportunities Fund	20,690	67,559	(46,869)
Putnam VT International Value Fund	1,371	2,717	(1,346)
Putnam VT International Equity Fund	9,886	8,804	1,082
Putnam VT Multi-Cap Core Fund	4,523	885	3,638
Putnam VT Small Cap Value Fund	78,700	54,323	24,377
Putnam VT Large Cap Value Fund	7,396	7,839	(443)
PIMCO VIT All Asset Portfolio	941	1,877	(936)
PIMCO StocksPLUS® Global Portfolio	2,775	50,301	(47,526)
PIMCO VIT Global Managed Asset Allocation Portfolio	117	6,259	(6,142)
PSF PGIM Jennison Focused Blend Portfolio	1,461	188	1,273
PSF PGIM Jennison Value Portfolio	—	70	(70)
Invesco V.I. Growth and Income Fund	20,286	264,123	(243,837)
Invesco V.I. Comstock Fund	200	3,070	(2,870)
Invesco V.I. American Franchise Fund	78,576	322,878	(244,302)
Allspring VT Index Asset Allocation Fund	69,997	10,268	59,729
Allspring VT International Equity Fund	798	4,726	(3,928)
Allspring VT Small Cap Growth Fund	4,312	35,158	(30,846)
Allspring VT Discovery Fund	1,557	4,122	(2,565)
Allspring VT Opportunity Fund	2,712	843	1,869
MFS® Core Equity Portfolio	91,868	149,870	(58,002)
MFS® Massachusetts Investors Growth Stock Portfolio	51,498	222,540	(171,042)
MFS® Research International Portfolio	166,098	132,898	33,200

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2022. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2022	123,690	$25.724852	to	$28.944111	$3,383,805	0.50%	to	1.50%	1.94%	to	2.04%	(1.18)%	to	(0.19)%
2021	146,414	$26.033120	to	$28.999366	$4,030,928	0.50%	to	1.50%	1.49%	to	1.56%	22.43%	to	23.66%
2020	205,195	$21.263397	to	$23.450700	$4,609,972	0.50%	to	1.50%	2.18%	to	2.19%	(0.67)%	to	0.33%
2019	217,965	$21.406970	to	$23.374017	$4,906,131	0.50%	to	1.50%	1.86%	to	1.96%	25.03%	to	26.29%
2018	295,213	$17.121085	to	$18.508409	$5,289,999	0.50%	to	1.50%	1.52%	to	1.52%	(10.63)%	to	(9.73)%
American Century VP Growth Fund
2022	36,327	$27.728046	to	$31.158088	$1,060,136	0.50%	to	1.50%	—%	to	—%	(32.36)%	to	(31.68)%
2021	35,366	$40.994163	to	$45.605985	$1,509,332	0.50%	to	1.50%	—%	to	—%	25.24%	to	26.50%
2020	43,314	$32.731181	to	$36.051511	$1,469,284	0.50%	to	1.50%	0.32%	to	0.55%	32.67%	to	34.00%
2019	67,339	$24.671989	to	$26.904514	$1,721,325	0.50%	to	1.50%	0.22%	to	0.26%	33.32%	to	34.66%
2018	82,983	$18.505544	to	$19.979572	$1,586,285	0.50%	to	1.50%	0.06%	to	0.24%	(3.05)%	to	(2.08)%
AB VPS Balanced Hedged Allocation Portfolio+
2022	458,523	$18.317304	to	$22.726310	$7,143,224	0.50%	to	2.70%	3.08%	to	3.08%	(21.32)%	to	(19.57)%
2021	507,310	$23.281991	to	$28.256774	$9,917,876	0.50%	to	2.70%	0.26%	to	0.27%	10.35%	to	12.80%
2020	560,480	$21.099126	to	$25.050508	$9,813,189	0.50%	to	2.70%	2.16%	to	2.18%	6.34%	to	8.71%
2019	628,172	$19.840768	to	$23.044027	$10,239,777	0.50%	to	2.70%	2.32%	to	2.33%	15.06%	to	17.61%
2018	740,003	$17.244421	to	$19.593049	$10,501,991	0.50%	to	2.70%	1.69%	to	1.73%	(8.90)%	to	(6.88)%
AB VPS International Value Portfolio
2022	1,242,313	$11.924821	to	$14.355854	$9,058,359	0.50%	to	2.75%	4.28%	to	4.34%	(16.13)%	to	(14.22)%
2021	1,285,159	$14.218987	to	$16.736638	$11,010,143	0.50%	to	2.75%	1.62%	to	1.71%	7.85%	to	10.30%
2020	1,569,529	$13.184279	to	$15.173551	$12,268,539	0.50%	to	2.75%	1.19%	to	1.60%	(0.56)%	to	1.70%
2019	1,576,294	$13.258740	to	$14.919716	$12,313,762	0.50%	to	2.75%	0.63%	to	0.85%	13.62%	to	16.21%
2018	1,626,906	$11.668889	to	$12.838845	$11,094,279	0.50%	to	2.75%	1.10%	to	1.17%	(25.07)%	to	(23.36)%
AB VPS Small/Mid Cap Value Portfolio
2022	220,677	$34.795935	to	$41.378256	$5,969,501	0.30%	to	2.70%	0.84%	to	0.91%	(18.06)%	to	(16.07)%
2021	275,856	$42.466171	to	$49.300894	$8,950,625	0.30%	to	2.70%	0.60%	to	0.60%	32.00%	to	35.20%
2020	313,583	$32.172236	to	$35.636456	$7,689,089	0.50%	to	2.70%	0.73%	to	0.74%	0.31%	to	2.54%
2019	346,271	$32.073274	to	$34.753847	$8,423,325	0.50%	to	2.70%	0.31%	to	0.32%	16.71%	to	19.30%
2018	392,493	$27.480825	to	$29.689119	$8,058,446	0.30%	to	2.70%	—%	to	0.22%	(17.55)%	to	(15.55)%
AB VPS Sustainable International Thematic Portfolio+
2022	84,851	$10.676949	to	$16.153403	$892,832	0.85%	to	2.70%	—%	to	—%	(29.73)%	to	(28.42)%
2021	93,405	$14.915629	to	$22.988228	$1,379,823	0.85%	to	2.70%	—%	to	—%	5.13%	to	7.09%
2020	99,130	$13.927695	to	$21.866344	$1,372,050	0.85%	to	2.70%	0.76%	to	1.13%	26.15%	to	28.51%
2019	125,738	$10.838230	to	$17.333346	$1,332,215	0.85%	to	2.70%	0.28%	to	0.29%	23.85%	to	26.15%
2018	162,358	$8.591215	to	$13.925454	$1,359,160	0.85%	to	2.75%	—%	to	0.37%	(19.84)%	to	(18.30)%
Invesco V.I. Core Equity Fund
2022	2,591,943	$24.403061	to	$31.080033	$61,291,048	0.30%	to	2.80%	—%	to	0.70%	(22.74)%	to	(20.99)%
2021	2,919,525	$31.586991	to	$39.337168	$88,211,968	0.30%	to	2.80%	0.34%	to	0.72%	24.22%	to	27.00%
2020	3,482,739	$25.429266	to	$30.270210	$84,067,239	0.50%	to	2.80%	1.08%	to	1.33%	10.71%	to	13.01%
2019	3,994,880	$22.969659	to	$26.786554	$86,225,319	0.50%	to	2.80%	0.17%	to	0.94%	25.41%	to	28.02%
2018	4,755,831	$18.315957	to	$20.922989	$81,071,878	0.50%	to	2.80%	—%	to	0.88%	(11.90)%	to	(10.06)%
Invesco V.I. Government Securities Fund
2022	88,808,861	$8.488134	to	$9.132074	$106,847,657	0.50%	to	2.80%	—%	to	1.93%	(12.77)%	to	(8.68)%
2021	106,188,266	$1.609700	to	$9.730853	$144,867,997	0.85%	to	2.80%	2.38%	to	2.39%	(4.97)%	to	(3.09)%
2020	110,267,853	$1.661102	to	$10.239324	$156,247,571	0.85%	to	2.80%	2.48%	to	2.54%	3.34%	to	5.37%
2019	112,063,027	$1.576383	to	$9.908485	$152,304,300	0.85%	to	2.80%	2.53%	to	2.60%	3.14%	to	5.18%
2018	127,267,718	$1.498812	to	$9.606402	$165,985,376	0.85%	to	2.80%	1.92%	to	2.15%	(2.22)%	to	(0.29)%
Invesco V.I. High Yield Fund
2022	71,696	$9.140217	to	$9.290907	$609,088	0.50%	to	2.45%	—%	to	4.75%	(8.60)%	to	(7.09)%
2021	8,955	$1.956677	to	$13.697106	$67,905	1.35%	to	2.00%	—%	to	—%	2.32%	to	2.98%
2020	3,520	$13.387155	to	$13.853825	$48,298	1.65%	to	2.00%	—%	to	6.03%	1.27%	to	1.63%
2019	1,836	$13.218851	to	$13.631880	$24,791	1.65%	to	2.00%	5.82%	to	5.89%	11.26%	to	11.65%
2018	1,910	$11.880841	to	$12.209262	$23,116	1.65%	to	2.00%	2.11%	to	5.05%	(5.27)%	to	(4.93)%
Invesco V.I. EQV International Equity Fund+
2022	15,600,716	$18.205497	to	$21.204620	$61,865,924	0.30%	to	2.80%	1.48%	to	1.74%	(20.56)%	to	(18.75)%
2021	17,337,990	$22.918186	to	$26.097468	$84,197,584	0.30%	to	2.80%	1.03%	to	1.30%	2.97%	to	5.29%
2020	19,026,679	$22.258091	to	$24.786293	$88,569,542	0.30%	to	2.80%	1.81%	to	2.58%	10.85%	to	13.40%
2019	21,719,116	$20.079731	to	$21.857569	$90,790,929	0.30%	to	2.80%	1.24%	to	1.56%	25.03%	to	27.85%
2018	26,398,332	$16.060392	to	$17.095661	$87,725,467	0.30%	to	2.80%	1.53%	to	2.14%	(17.32)%	to	(15.46)%
Invesco V.I. Main Street Mid Cap Fund®
2022	19,846,135	$23.056781	to	$28.097920	$64,655,557	0.50%	to	2.80%	0.07%	to	0.27%	(16.63)%	to	(14.88)%
2021	22,542,796	$27.655875	to	$33.009900	$87,329,262	0.50%	to	2.80%	0.21%	to	0.47%	19.84%	to	22.25%
2020	26,015,090	$23.076506	to	$27.001393	$83,283,176	0.50%	to	2.80%	0.50%	to	0.69%	6.23%	to	8.40%
2019	29,594,363	$21.722629	to	$24.909576	$88,269,067	0.50%	to	2.80%	0.20%	to	0.41%	21.82%	to	24.41%
2018	35,140,720	$17.831447	to	$20.021477	$85,000,806	0.50%	to	2.80%	0.10%	to	0.51%	(13.80)%	to	(12.04)%
Invesco V.I. Small Cap Equity Fund
2022	1,389,815	$27.700771	to	$35.028997	$40,047,149	0.30%	to	2.80%	—%	to	—%	(22.70)%	to	(20.97)%
2021	1,598,484	$35.837174	to	$44.323102	$58,889,141	0.30%	to	2.80%	—%	to	0.17%	17.08%	to	19.73%
2020	1,857,996	$30.608904	to	$37.017915	$57,826,992	0.30%	to	2.80%	0.02%	to	0.35%	23.73%	to	26.49%
2019	2,203,192	$24.738082	to	$29.265634	$54,897,538	0.30%	to	2.80%	—%	to	—%	23.11%	to	25.94%
2018	2,543,803	$20.094666	to	$23.237086	$51,112,034	0.30%	to	2.80%	—%	to	—%	(17.43)%	to	(15.53)%
Invesco V.I. Balanced-Risk Allocation Fund
2022	355,054	$12.311609	to	$16.338778	$5,033,764	0.30%	to	2.70%	7.15%	to	7.55%	(16.80)%	to	(14.77)%
2021	403,733	$14.796967	to	$18.761536	$6,764,968	0.50%	to	2.70%	2.99%	to	3.02%	6.35%	to	8.72%
2020	429,842	$13.913283	to	$17.257367	$6,714,837	0.50%	to	2.70%	5.85%	to	7.87%	7.06%	to	9.44%
2019	502,491	$12.995732	to	$16.048355	$7,265,234	0.30%	to	2.70%	—%	to	—%	11.82%	to	14.54%
2018	632,501	$11.621739	to	$13.794728	$8,103,412	0.50%	to	2.70%	1.32%	to	1.32%	(9.20)%	to	(7.18)%
Invesco V.I. Diversified Dividend Fund
2022	5,801	$21.445754	to	$23.706700	$130,197	1.65%	to	2.50%	0.32%	to	1.62%	(4.35)%	to	(3.53)%
2021	5,883	$22.420441	to	$24.574246	$137,616	1.65%	to	2.50%	1.19%	to	1.98%	15.67%	to	16.65%
2020	5,919	$19.383503	to	$21.693797	$119,258	1.35%	to	2.50%	—%	to	0.34%	(2.60)%	to	(1.47)%
2019	7,293	$19.901129	to	$22.018320	$151,389	1.35%	to	2.50%	2.11%	to	2.72%	21.69%	to	23.10%
2018	9,413	$16.353553	to	$17.886510	$160,692	1.35%	to	2.50%	1.27%	to	1.85%	(10.09)%	to	(9.05)%
Invesco V.I. Government Money Market Fund
2022	16,425,035	$8.107010	to	$10.303359	$146,316,621	0.30%	to	2.80%	1.27%	to	1.72%	(1.35)%	to	1.15%
2021	11,971,552	$8.217581	to	$10.186019	$107,384,600	0.30%	to	2.80%	—%	to	0.01%	(2.75)%	to	(0.29)%
2020	14,493,188	$8.450353	to	$10.215856	$132,351,183	0.30%	to	2.80%	0.12%	to	0.36%	(2.48)%	to	(0.01)%
2019	10,076,214	$8.664829	to	$10.216489	$93,646,341	0.30%	to	2.80%	1.89%	to	2.01%	(0.92)%	to	1.59%
2018	12,335,612	$8.744946	to	$10.056362	$114,197,424	0.30%	to	2.80%	0.07%	to	1.52%	(1.25)%	to	1.25%
American Century VP Mid Cap Value Fund
2022	21,320	$26.663752	to	$30.036372	$603,870	0.50%	to	1.50%	2.11%	to	2.31%	(2.85)%	to	(1.88)%
2021	21,004	$27.446798	to	$30.610848	$601,017	0.50%	to	1.50%	1.03%	to	1.03%	21.19%	to	22.40%
2020	37,119	$22.648611	to	$25.008360	$888,996	0.50%	to	1.50%	1.67%	to	1.72%	(0.39)%	to	0.61%
2019	38,899	$22.738331	to	$24.857624	$929,799	0.50%	to	1.50%	1.89%	to	1.92%	27.07%	to	28.35%
2018	40,624	$17.893636	to	$19.367050	$760,665	0.50%	to	1.50%	1.25%	to	1.27%	(14.26)%	to	(13.40)%
AB VPS Growth and Income Portfolio
2022	92,560	$12.620085	to	$13.548439	$1,209,827	0.85%	to	2.70%	1.10%	to	1.11%	(6.97)%	to	(5.23)%
2021	29,713	$13.564989	to	$14.295871	$415,806	0.85%	to	2.70%	0.62%	to	0.64%	24.43%	to	26.76%
2020	30,882	$10.901294	to	$11.278271	$344,123	0.85%	to	2.70%	1.33%	to	1.34%	(0.26)%	to	1.61%
2019♦	33,330	$10.929310	to	$11.100020	$367,948	0.85%	to	2.70%	1.02%	to	1.21%	9.29%	to	11.00%
American Funds Insurance Series® Capital World Bond Fund®
2022	3,631,033	$8.795203	to	$8.906755	$37,433,535	0.30%	to	2.80%	0.21%	to	0.25%	(19.97)%	to	(18.09)%
2021	4,089,913	$10.873729	to	$10.990013	$51,967,425	0.30%	to	2.80%	1.50%	to	1.79%	(7.55)%	to	(5.46)%
2020	4,350,355	$11.501867	to	$11.886905	$59,149,236	0.30%	to	2.80%	0.06%	to	1.21%	6.87%	to	9.29%
2019	4,851,360	$10.473324	to	$11.123236	$61,195,128	0.50%	to	2.80%	1.33%	to	1.57%	4.79%	to	7.00%
2018	5,620,115	$9.788153	to	$10.614502	$66,971,331	0.50%	to	2.80%	1.83%	to	2.30%	(4.06)%	to	(2.10)%
American Funds Insurance Series® Capital World Growth and Income Fund®
2022	6,183,273	$12.692995	to	$26.318882	$115,888,609	0.30%	to	2.80%	1.81%	to	1.92%	(19.62)%	to	(17.82)%
2021	6,919,790	$15.444908	to	$32.743126	$159,457,338	0.30%	to	2.80%	1.54%	to	1.61%	11.61%	to	14.12%
2020	7,671,764	$13.533845	to	$29.337784	$157,099,332	0.30%	to	2.80%	1.05%	to	1.19%	5.73%	to	8.22%
2019	8,729,004	$12.505852	to	$27.748187	$167,704,947	0.30%	to	2.80%	1.82%	to	1.87%	27.52%	to	30.34%
2018	10,304,658	$9.594819	to	$21.759494	$153,644,023	0.30%	to	2.80%	1.49%	to	2.10%	(12.13)%	to	(10.16)%
American Funds Insurance Series® Asset Allocation Fund
2022	17,045,360	$13.211042	to	$24.836676	$443,886,142	0.30%	to	2.80%	1.27%	to	1.90%	(15.80)%	to	(13.92)%
2021	19,075,242	$15.347624	to	$29.496576	$581,841,613	0.30%	to	2.80%	1.43%	to	1.44%	11.92%	to	14.50%
2020	20,523,089	$13.404283	to	$26.354191	$555,981,970	0.30%	to	2.80%	1.49%	to	1.50%	9.35%	to	11.82%
2019	23,156,079	$11.928983	to	$24.100232	$566,177,064	0.50%	to	2.80%	1.18%	to	1.84%	17.88%	to	20.32%
2018	26,205,558	$9.942529	to	$20.443889	$536,366,677	0.30%	to	2.80%	—%	to	1.62%	(7.24)%	to	(5.12)%
American Funds Insurance Series® Washington Mutual Investors FundSM
2022	103,946,266	$14.984343	to	$33.109906	$311,409,022	0.30%	to	2.80%	1.83%	to	2.28%	(10.98)%	to	(8.96)%
2021	113,637,336	$16.459154	to	$37.195024	$377,433,100	0.30%	to	2.80%	1.44%	to	1.66%	24.25%	to	27.13%
2020	127,537,810	$12.946697	to	$29.934644	$336,670,338	0.30%	to	2.80%	1.79%	to	1.99%	5.68%	to	8.15%
2019	144,266,897	$11.971410	to	$28.325310	$355,231,097	0.30%	to	2.80%	—%	to	2.07%	18.03%	to	20.67%
2018	166,365,386	$9.920577	to	$23.998900	$343,938,518	0.30%	to	2.80%	—%	to	1.91%	(11.18)%	to	(9.19)%
American Funds Insurance Series® The Bond Fund of America®
2022	29,236,321	$10.143414	to	$10.725800	$406,701,299	0.30%	to	2.80%	1.98%	to	2.83%	(15.00)%	to	(13.01)%
2021	34,571,982	$11.660473	to	$12.618054	$556,442,946	0.30%	to	2.80%	—%	to	1.30%	(3.06)%	to	(0.88)%
2020	35,559,846	$11.764578	to	$13.016424	$584,861,828	0.30%	to	2.80%	1.75%	to	2.02%	6.71%	to	9.05%
2019	37,063,700	$10.788013	to	$12.198508	$565,041,589	0.30%	to	2.80%	1.75%	to	2.57%	6.34%	to	8.75%
2018	39,729,010	$9.919595	to	$11.471362	$560,828,893	0.30%	to	2.80%	1.95%	to	2.34%	(3.45)%	to	(1.18)%
American Funds Insurance Series® Global Growth Fund
2022	5,313,648	$14.486127	to	$33.471202	$165,817,725	0.50%	to	2.80%	0.44%	to	0.61%	(26.82)%	to	(25.29)%
2021	5,851,121	$19.390920	to	$45.738710	$246,903,435	0.50%	to	2.80%	0.22%	to	0.33%	13.21%	to	15.56%
2020	6,519,515	$16.780459	to	$40.402880	$240,606,671	0.50%	to	2.80%	0.15%	to	0.35%	26.86%	to	29.52%
2019	7,429,510	$13.019155	to	$31.847295	$215,164,656	0.30%	to	2.80%	0.10%	to	0.98%	31.54%	to	34.47%
2018	8,694,374	$9.681804	to	$24.210580	$189,532,658	0.30%	to	2.80%	—%	to	0.66%	(11.56)%	to	(9.51)%
American Funds Insurance Series® Growth Fund
2022	33,056,792	$17.693114	to	$46.795835	$1,107,355,566	0.30%	to	2.80%	0.10%	to	0.32%	(31.88)%	to	(30.32)%
2021	36,095,345	$25.393402	to	$68.691717	$1,767,325,407	0.30%	to	2.80%	0.06%	to	0.22%	18.62%	to	21.32%
2020	42,048,873	$20.931017	to	$57.907788	$1,708,113,864	0.30%	to	2.80%	0.20%	to	0.31%	47.89%	to	51.26%
2019	51,000,801	$13.837838	to	$39.157035	$1,371,182,846	0.30%	to	2.80%	0.57%	to	0.71%	27.16%	to	30.05%
2018	60,010,279	$10.640480	to	$30.792652	$1,251,103,962	0.30%	to	2.80%	0.15%	to	0.42%	(3.00)%	to	(0.80)%
American Funds Insurance Series® Growth-Income Fund
2022	30,157,857	$15.360794	to	$34.880928	$955,722,857	0.30%	to	2.80%	1.09%	to	1.26%	(18.80)%	to	(16.96)%
2021	33,887,795	$18.497110	to	$42.957770	$1,307,981,973	0.30%	to	2.80%	0.14%	to	1.15%	20.67%	to	23.43%
2020	38,775,765	$14.986062	to	$35.599175	$1,225,140,084	0.30%	to	2.80%	1.42%	to	2.11%	10.41%	to	12.91%
2019	43,821,658	$13.272731	to	$32.242598	$1,243,617,158	0.30%	to	2.80%	0.54%	to	1.58%	22.65%	to	25.48%
2018	50,717,703	$10.577822	to	$26.287348	$1,159,525,902	0.30%	to	2.80%	0.07%	to	1.32%	(4.50)%	to	(2.35)%
American Funds Insurance Series® International Fund
2022	15,791,634	$9.897380	to	$16.608215	$218,771,712	0.30%	to	2.80%	1.56%	to	1.74%	(22.98)%	to	(21.26)%
2021	16,667,082	$12.569372	to	$21.562722	$298,320,183	0.30%	to	2.80%	1.43%	to	2.37%	(4.22)%	to	(2.01)%
2020	18,518,892	$12.826795	to	$22.511944	$341,719,054	0.30%	to	2.80%	0.52%	to	0.65%	10.83%	to	13.32%
2019	20,391,196	$11.319229	to	$20.312988	$337,219,110	0.30%	to	2.80%	1.08%	to	1.26%	19.49%	to	22.30%
2018	23,715,497	$9.255268	to	$16.999775	$324,664,175	0.30%	to	2.80%	1.17%	to	1.68%	(15.53)%	to	(13.67)%
American Funds Insurance Series® New World Fund®
2022	2,587,019	$11.873212	to	$19.236322	$67,542,028	0.30%	to	2.80%	—%	to	1.23%	(24.25)%	to	(22.49)%
2021	2,815,469	$15.317447	to	$25.394896	$96,600,244	0.30%	to	2.80%	0.71%	to	0.82%	2.02%	to	4.32%
2020	3,136,390	$14.683658	to	$24.891107	$104,708,014	0.30%	to	2.80%	—%	to	0.07%	20.17%	to	22.92%
2019	3,634,115	$11.945320	to	$20.713392	$100,053,342	0.30%	to	2.80%	—%	to	0.88%	25.58%	to	28.43%
2018	4,332,865	$9.301084	to	$16.494279	$93,536,362	0.30%	to	2.80%	0.21%	to	0.93%	(16.41)%	to	(14.51)%
American Funds Insurance Series® Global Small Capitalization Fund
2022	4,110,745	$12.172109	to	$26.141567	$91,171,767	0.30%	to	2.80%	—%	to	—%	(31.50)%	to	(29.90)%
2021	4,268,971	$17.363886	to	$38.165054	$138,792,172	0.30%	to	2.80%	—%	to	—%	3.79%	to	6.11%
2020	4,815,037	$16.364324	to	$36.771169	$148,707,367	0.30%	to	2.80%	0.09%	to	0.19%	26.14%	to	29.00%
2019	5,655,203	$12.685349	to	$29.150643	$136,661,707	0.30%	to	2.80%	—%	to	0.16%	27.89%	to	30.85%
2018	6,678,822	$9.694514	to	$22.793980	$123,863,378	0.30%	to	2.80%	—%	to	0.08%	(13.02)%	to	(11.07)%
Allspring VT Omega Growth Fund
2022	19,876	$29.918255	to	$34.523711	$626,527	1.35%	to	2.50%	—%	to	—%	(38.75)%	to	(38.04)%
2021	20,088	$48.849268	to	$55.722666	$1,027,547	1.35%	to	2.50%	—%	to	—%	12.14%	to	13.43%
2020	24,778	$43.562889	to	$49.124812	$1,127,457	1.35%	to	2.50%	—%	to	—%	39.65%	to	41.27%
2019	25,237	$31.193708	to	$34.774531	$821,976	1.35%	to	2.50%	—%	to	—%	33.67%	to	35.21%
2018	32,371	$23.337095	to	$25.719009	$781,216	1.35%	to	2.50%	—%	to	—%	(2.20)%	to	(1.07)%
Fidelity® VIP Growth Portfolio
2022	220,849	$37.274265	to	$48.542991	$7,547,715	0.75%	to	2.70%	0.34%	to	0.37%	(26.66)%	to	(25.21)%
2021	254,752	$49.837358	to	$65.752765	$11,868,971	0.75%	to	2.75%	—%	to	—%	19.57%	to	21.99%
2020	271,621	$40.855311	to	$54.990687	$10,415,540	0.75%	to	2.75%	—%	to	0.04%	39.66%	to	42.48%
2019	308,581	$28.337613	to	$39.375002	$8,323,589	0.85%	to	2.75%	0.05%	to	0.06%	30.34%	to	32.84%
2018	344,364	$21.331730	to	$30.208767	$7,208,009	0.85%	to	2.75%	0.03%	to	0.04%	(3.13)%	to	(1.27)%
Fidelity® VIP Contrafund® Portfolio
2022	1,327,594	$35.753764	to	$45.487569	$39,518,304	0.30%	to	2.75%	—%	to	0.26%	(28.49)%	to	(26.71)%
2021	1,386,813	$49.995060	to	$62.063797	$56,512,221	0.30%	to	2.75%	0.02%	to	0.03%	24.05%	to	27.13%
2020	1,635,634	$40.301088	to	$48.819647	$53,215,335	0.30%	to	2.75%	—%	to	0.08%	26.70%	to	29.84%
2019	2,008,837	$31.807540	to	$37.598764	$51,135,456	0.30%	to	2.75%	—%	to	0.22%	27.71%	to	30.88%
2018	2,462,778	$24.905161	to	$28.727338	$48,940,346	0.30%	to	2.75%	0.14%	to	0.43%	(9.17)%	to	(6.92)%
Fidelity® VIP Mid Cap Portfolio
2022	971,858	$33.026498	to	$38.837167	$24,979,264	0.30%	to	2.75%	0.13%	to	0.27%	(17.28)%	to	(15.22)%
2021	1,130,027	$39.924194	to	$45.810411	$34,507,910	0.30%	to	2.75%	0.34%	to	0.41%	21.91%	to	24.93%
2020	1,412,659	$32.749253	to	$36.668590	$34,907,728	0.30%	to	2.75%	0.38%	to	0.40%	14.67%	to	17.51%
2019	1,657,431	$28.559485	to	$31.203547	$35,292,931	0.30%	to	2.75%	0.69%	to	0.70%	19.83%	to	22.80%
2018	1,846,519	$23.833056	to	$25.409405	$32,491,587	0.30%	to	2.75%	0.38%	to	0.52%	(17.09)%	to	(15.03)%
Fidelity® VIP Value Strategies Portfolio
2022	123,986	$28.205318	to	$45.429736	$3,285,318	0.85%	to	2.40%	0.90%	to	0.94%	(9.55)%	to	(8.13)%
2021	91,899	$30.702538	to	$50.225344	$2,679,995	0.85%	to	2.40%	1.20%	to	1.24%	30.18%	to	32.21%
2020	58,531	$23.221930	to	$38.580890	$1,377,854	0.85%	to	2.40%	0.98%	to	1.10%	5.46%	to	7.11%
2019	63,955	$21.681228	to	$36.584116	$1,393,186	0.85%	to	2.40%	1.37%	to	1.43%	30.92%	to	32.96%
2018	79,732	$16.306147	to	$27.110179	$1,295,422	0.85%	to	2.70%	0.28%	to	0.71%	(19.70)%	to	(18.20)%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2022	58,749	$34.287624	to	$43.448354	$1,896,518	0.85%	to	2.70%	0.10%	to	0.17%	(23.16)%	to	(21.72)%
2021	58,761	$43.800871	to	$56.541411	$2,432,760	0.85%	to	2.70%	0.12%	to	0.14%	20.96%	to	23.22%
2020	60,999	$35.547216	to	$46.743316	$2,064,700	0.85%	to	2.70%	0.04%	to	0.05%	29.79%	to	32.21%
2019	78,281	$26.886246	to	$36.014225	$2,049,350	0.85%	to	2.70%	0.16%	to	0.38%	26.36%	to	28.72%
2018	107,907	$20.886845	to	$28.500314	$2,186,819	0.85%	to	2.70%	0.33%	to	0.33%	(7.70)%	to	(5.97)%
Fidelity® VIP Strategic Income Portfolio
2022	33,853	$11.952020	to	$16.941938	$502,028	0.30%	to	1.50%	3.33%	to	3.41%	(12.84)%	to	(11.78)%
2021	40,546	$13.712324	to	$19.205083	$702,306	0.30%	to	1.50%	2.45%	to	2.45%	1.99%	to	3.22%
2020	48,941	$13.444665	to	$18.182550	$833,489	0.50%	to	1.50%	2.82%	to	3.17%	5.56%	to	6.63%
2019	64,987	$12.735981	to	$17.414673	$1,055,729	0.30%	to	1.50%	(0.01)%	to	0.71%	9.01%	to	10.32%
2018	107,119	$11.683507	to	$15.785044	$1,477,624	0.30%	to	1.50%	2.53%	to	3.32%	(4.27)%	to	(3.11)%
Franklin Rising Dividends VIP Fund
2022	6,662,890	$36.190149	to	$49.163228	$279,675,277	0.30%	to	2.80%	0.80%	to	0.92%	(13.04)%	to	(10.95)%
2021	7,520,991	$41.618059	to	$55.206263	$359,847,575	0.30%	to	2.80%	—%	to	0.90%	23.29%	to	26.25%
2020	8,729,463	$33.756131	to	$43.727995	$335,263,191	0.30%	to	2.80%	—%	to	1.33%	12.77%	to	15.50%
2019	10,150,461	$29.934183	to	$37.859431	$341,912,010	0.30%	to	2.80%	1.14%	to	1.25%	25.66%	to	28.77%
2018	11,957,652	$23.820835	to	$29.400711	$317,633,896	0.30%	to	2.80%	—%	to	1.23%	(7.70)%	to	(5.45)%
Franklin Income VIP Fund
2022	14,148,372	$21.765659	to	$25.276796	$341,889,213	0.30%	to	2.80%	4.44%	to	4.83%	(8.09)%	to	(5.88)%
2021	16,027,949	$23.680426	to	$26.191692	$415,762,557	0.50%	to	2.80%	4.39%	to	4.58%	13.53%	to	16.01%
2020	18,456,475	$20.857865	to	$22.578017	$416,687,217	0.50%	to	2.80%	5.51%	to	5.84%	(2.09)%	to	0.08%
2019	21,159,503	$21.302460	to	$22.560764	$483,728,461	0.50%	to	2.80%	5.42%	to	6.06%	12.85%	to	15.47%
2018	24,236,716	$18.876011	to	$19.913326	$485,208,905	0.30%	to	2.80%	—%	to	5.00%	(6.95)%	to	(4.70)%
Franklin Large Cap Growth VIP Fund
2022	1,429,012	$29.630980	to	$31.949102	$37,400,202	0.85%	to	2.80%	—%	to	—%	(38.29)%	to	(37.07)%
2021	1,469,129	$48.018817	to	$50.772968	$61,688,365	0.85%	to	2.80%	—%	to	—%	12.09%	to	14.30%
2020	1,718,447	$42.838646	to	$44.420936	$63,707,734	0.85%	to	2.80%	—%	to	—%	40.64%	to	43.41%
2019	2,109,124	$30.459066	to	$30.974741	$55,208,343	0.85%	to	2.80%	—%	to	—%	30.86%	to	33.44%
2018	2,449,726	$23.212650	to	$23.275572	$48,563,075	0.85%	to	2.80%	—%	to	—%	(4.19)%	to	(2.30)%
Franklin Global Real Estate VIP Fund
2022	91,133	$17.091875	to	$30.412284	$2,060,414	0.95%	to	2.55%	2.39%	to	2.41%	(27.93)%	to	(26.76)%
2021	97,009	$23.714385	to	$41.524470	$3,009,173	0.95%	to	2.55%	0.87%	to	0.87%	23.60%	to	25.59%
2020	125,482	$19.186362	to	$33.062977	$3,130,683	0.95%	to	2.55%	3.24%	to	3.45%	(7.77)%	to	(6.28)%
2019	142,301	$20.391204	to	$35.279198	$3,807,359	0.95%	to	2.65%	—%	to	2.63%	19.17%	to	21.22%
2018	172,374	$16.853118	to	$29.104006	$3,796,411	0.95%	to	2.80%	—%	to	2.64%	(9.35)%	to	(7.66)%
Franklin Small-Mid Cap Growth VIP Fund
2022	3,741,949	$33.761207	to	$40.042792	$88,040,920	0.50%	to	2.80%	—%	to	—%	(35.53)%	to	(34.09)%
2021	3,939,487	$52.364348	to	$62.295841	$142,328,557	0.30%	to	2.80%	—%	to	—%	6.97%	to	9.53%
2020	4,529,499	$48.950188	to	$56.876734	$152,574,617	0.30%	to	2.80%	—%	to	—%	50.81%	to	54.54%
2019	5,493,379	$32.457390	to	$36.803193	$121,802,759	0.30%	to	2.80%	—%	to	—%	27.81%	to	30.87%
2018	6,485,817	$25.395749	to	$28.121593	$111,371,499	0.30%	to	2.80%	—%	to	—%	(7.99)%	to	(5.74)%
Franklin Small Cap Value VIP Fund
2022	1,550,275	$32.336134	to	$40.962778	$35,096,705	0.30%	to	2.80%	—%	to	1.07%	(12.55)%	to	(10.38)%
2021	1,760,440	$36.977000	to	$45.706594	$45,134,575	0.30%	to	2.80%	1.00%	to	1.18%	21.91%	to	24.80%
2020	2,030,425	$30.516310	to	$36.624803	$42,493,966	0.30%	to	2.75%	1.05%	to	1.25%	2.34%	to	4.82%
2019	2,268,542	$29.819901	to	$34.942097	$45,900,609	0.30%	to	2.75%	0.76%	to	1.01%	22.92%	to	25.85%
2018	2,647,976	$24.259372	to	$27.764714	$43,119,544	0.30%	to	2.75%	0.05%	to	0.87%	(15.24)%	to	(13.27)%
Franklin Strategic Income VIP Fund
2022	7,999,996	$13.490446	to	$15.449399	$140,107,382	0.30%	to	2.80%	4.12%	to	4.50%	(12.93)%	to	(11.11)%
2021	9,449,456	$15.493879	to	$17.380494	$188,194,465	0.30%	to	2.80%	3.15%	to	3.50%	(0.54)%	to	1.75%
2020	9,831,510	$15.578112	to	$17.081450	$195,538,996	0.30%	to	2.80%	4.47%	to	5.04%	0.89%	to	3.04%
2019	10,906,278	$15.440780	to	$16.578242	$213,860,882	0.30%	to	2.80%	5.04%	to	5.51%	5.41%	to	7.61%
2018	12,546,657	$14.647895	to	$15.405700	$230,150,851	0.30%	to	2.80%	2.18%	to	3.07%	(4.62)%	to	(2.53)%
Franklin Mutual Shares VIP Fund
2022	11,165,152	$21.195092	to	$27.491722	$267,273,009	0.30%	to	2.80%	1.73%	to	1.84%	(9.99)%	to	(7.75)%
2021	12,847,685	$23.547457	to	$29.800088	$337,321,667	0.30%	to	2.80%	2.87%	to	3.35%	15.88%	to	18.71%
2020	15,239,936	$20.320731	to	$25.104208	$339,985,377	0.30%	to	2.80%	2.82%	to	2.86%	(7.67)%	to	(5.45)%
2019	16,452,736	$22.008085	to	$26.552413	$394,139,465	0.30%	to	2.80%	1.76%	to	1.85%	19.19%	to	22.07%
2018	19,198,031	$18.464947	to	$21.751800	$381,757,499	0.30%	to	2.80%	2.24%	to	2.32%	(11.58)%	to	(9.43)%
Templeton Developing Markets VIP Fund
2022	1,184,878	$9.681912	to	$15.577570	$22,995,704	0.75%	to	2.80%	2.42%	to	2.91%	(23.87)%	to	(22.59)%
2021	1,291,056	$12.506718	to	$20.461234	$32,349,327	0.75%	to	2.80%	0.89%	to	1.06%	(8.12)%	to	(6.60)%
2020	1,416,425	$13.390894	to	$22.269389	$38,175,667	0.75%	to	2.80%	4.06%	to	4.38%	14.15%	to	16.17%
2019	1,708,196	$11.526961	to	$19.509720	$40,186,810	0.75%	to	2.80%	0.85%	to	1.21%	23.41%	to	25.54%
2018	1,984,393	$9.181585	to	$15.808248	$37,227,696	0.75%	to	2.80%	0.77%	to	1.10%	(17.78)%	to	(16.44)%
Templeton Foreign VIP Fund
2022	8,816,139	$13.125711	to	$15.751712	$107,533,553	0.30%	to	2.80%	2.84%	to	3.03%	(10.16)%	to	(8.02)%
2021	9,873,373	$14.610145	to	$17.126068	$132,542,957	0.30%	to	2.80%	1.44%	to	1.86%	1.28%	to	3.79%
2020	11,005,281	$14.425058	to	$16.500981	$144,275,159	0.30%	to	2.80%	2.51%	to	3.15%	(3.89)%	to	(1.63)%
2019	10,962,095	$15.008576	to	$16.775065	$147,918,407	0.30%	to	2.80%	1.34%	to	1.72%	9.42%	to	12.16%
2018	11,940,926	$13.716230	to	$14.956769	$145,794,147	0.30%	to	2.80%	1.80%	to	2.66%	(17.78)%	to	(15.79)%
Templeton Growth VIP Fund
2022	5,354,938	$16.919938	to	$20.618744	$85,085,066	0.50%	to	2.80%	0.10%	to	0.16%	(13.95)%	to	(12.06)%
2021	5,981,831	$19.662894	to	$24.039915	$109,171,197	0.30%	to	2.80%	—%	to	1.11%	1.98%	to	4.53%
2020	6,742,880	$19.281926	to	$22.474536	$119,117,131	0.50%	to	2.80%	2.79%	to	3.10%	2.88%	to	5.13%
2019	7,943,769	$18.742523	to	$21.378475	$134,621,942	0.50%	to	2.80%	2.71%	to	2.77%	11.98%	to	14.39%
2018	9,138,860	$16.738119	to	$18.688430	$137,083,857	0.50%	to	2.80%	1.98%	to	1.99%	(17.20)%	to	(15.31)%
Franklin Mutual Global Discovery VIP Fund
2022	3,628,353	$19.733351	to	$25.139786	$112,314,177	0.30%	to	2.80%	—%	to	1.44%	(7.38)%	to	(5.14)%
2021	4,196,670	$21.306071	to	$26.501293	$137,309,646	0.30%	to	2.80%	—%	to	2.66%	15.84%	to	18.62%
2020	4,945,128	$18.392654	to	$22.340643	$137,702,973	0.30%	to	2.80%	1.37%	to	2.14%	(7.10)%	to	(4.83)%
2019	5,469,708	$19.798818	to	$22.985609	$162,335,851	0.50%	to	2.80%	1.35%	to	1.62%	20.93%	to	23.66%
2018	6,444,802	$16.371480	to	$18.944755	$156,498,730	0.30%	to	2.80%	—%	to	2.66%	(13.67)%	to	(11.57)%
Franklin DynaTech VIP Fund
2022	672,998	$27.950733	to	$36.061003	$16,580,855	0.30%	to	2.80%	—%	to	—%	(41.62)%	to	(40.38)%
2021	848,489	$47.876154	to	$60.486497	$35,166,883	0.30%	to	2.80%	—%	to	—%	12.94%	to	15.74%
2020	930,870	$42.391561	to	$52.261385	$33,881,906	0.30%	to	2.80%	—%	to	—%	40.89%	to	44.28%
2019	1,054,205	$30.256268	to	$36.223168	$27,111,373	0.30%	to	2.75%	—%	to	—%	27.61%	to	30.63%
2018	1,293,208	$23.710450	to	$27.728948	$25,851,878	0.30%	to	2.75%	—%	to	—%	0.34%	to	2.79%
Templeton Global Bond VIP Fund
2022	1,922,716	$10.228894	to	$12.622777	$21,489,106	0.30%	to	2.75%	—%	to	—%	(7.70)%	to	(5.41)%
2021	2,296,732	$11.082463	to	$13.344830	$27,458,837	0.30%	to	2.75%	—%	to	—%	(7.59)%	to	(5.30)%
2020	2,305,775	$11.992471	to	$14.090979	$29,449,163	0.30%	to	2.75%	7.37%	to	7.94%	(7.92)%	to	(5.63)%
2019	2,409,606	$13.023897	to	$14.932338	$32,981,409	0.30%	to	2.75%	3.87%	to	6.83%	(0.91)%	to	1.55%
2018	2,813,144	$13.143033	to	$14.704197	$38,345,933	0.30%	to	2.75%	—%	to	—%	(0.87)%	to	1.59%
Hartford Balanced HLS Fund
2022	584,201	$23.925068	to	$25.814964	$12,627,264	0.75%	to	2.75%	1.83%	to	1.84%	(15.78)%	to	(14.07)%
2021	676,615	$27.843308	to	$30.650377	$17,324,278	0.75%	to	2.75%	1.03%	to	1.04%	16.40%	to	18.75%
2020	709,408	$23.446984	to	$26.332005	$15,342,572	0.75%	to	2.75%	1.74%	to	1.75%	8.59%	to	10.78%
2019	760,872	$21.164966	to	$24.249355	$15,115,177	0.75%	to	2.75%	—%	to	1.97%	19.47%	to	21.88%
2018	844,134	$17.365466	to	$20.297980	$13,888,152	0.75%	to	2.75%	1.27%	to	2.02%	(7.81)%	to	(5.95)%

Hartford Total Return Bond HLS Fund
2022	20,120,523	$11.515356	to	$14.808691	$247,303,736	0.30%	to	2.75%	2.93%	to	2.94%	(16.54)%	to	(14.47)%
2021	23,136,359	$13.797838	to	$17.313982	$335,977,863	0.30%	to	2.75%	2.33%	to	2.37%	(3.63)%	to	(1.24)%
2020	23,292,596	$14.318003	to	$17.531791	$346,178,605	0.30%	to	2.75%	3.11%	to	3.62%	6.07%	to	8.70%
2019	23,918,067	$13.498558	to	$16.128537	$331,007,722	0.30%	to	2.75%	3.81%	to	3.96%	7.65%	to	10.32%
2018	27,940,339	$12.539261	to	$14.619820	$354,652,251	0.30%	to	2.75%	3.96%	to	3.96%	(3.50)%	to	(1.10)%
Hartford Capital Appreciation HLS Fund
2022	8,644,456	$35.541711	to	$41.609267	$218,200,980	0.30%	to	2.75%	0.94%	to	0.95%	(17.60)%	to	(15.55)%
2021	9,485,297	$43.132622	to	$49.272253	$286,383,478	0.30%	to	2.75%	0.47%	to	0.47%	11.65%	to	14.42%
2020	11,076,126	$38.632384	to	$43.063520	$295,109,924	0.30%	to	2.75%	0.97%	to	1.07%	18.61%	to	21.55%
2019	13,511,833	$32.571271	to	$35.428709	$299,528,244	0.30%	to	2.75%	1.16%	to	1.22%	27.72%	to	30.89%
2018	15,941,263	$25.501961	to	$27.068075	$273,100,447	0.30%	to	2.75%	0.92%	to	0.92%	(9.48)%	to	(7.24)%
Hartford Dividend and Growth HLS Fund
2022	6,067,176	$36.097745	to	$47.985573	$189,599,214	0.30%	to	2.75%	1.64%	to	1.90%	(11.41)%	to	(9.21)%
2021	7,092,190	$40.745500	to	$52.851697	$246,553,116	0.30%	to	2.75%	1.21%	to	1.80%	28.42%	to	31.60%
2020	8,886,092	$31.728677	to	$40.160573	$236,980,571	0.30%	to	2.75%	1.96%	to	1.98%	4.85%	to	7.45%
2019	9,426,039	$30.262417	to	$37.377415	$236,220,737	0.30%	to	2.75%	1.62%	to	1.94%	25.12%	to	28.22%
2018	10,856,132	$24.187336	to	$29.151244	$214,615,173	0.30%	to	2.75%	1.89%	to	2.07%	(7.89)%	to	(5.60)%
Hartford Disciplined Equity HLS Fund
2022	3,073,171	$41.477921	to	$53.589029	$104,562,541	0.30%	to	2.75%	1.01%	to	1.02%	(21.16)%	to	(19.20)%
2021	3,562,389	$52.609743	to	$66.323768	$151,522,137	0.30%	to	2.75%	0.48%	to	0.55%	22.11%	to	25.14%
2020	4,434,271	$43.082464	to	$52.999310	$152,409,114	0.30%	to	2.75%	0.46%	to	0.61%	14.84%	to	17.69%
2019	2,031,399	$37.515305	to	$45.033974	$59,400,217	0.30%	to	2.75%	0.87%	to	0.90%	30.48%	to	33.72%
2018	2,402,842	$28.750748	to	$33.677853	$53,248,095	0.30%	to	2.75%	0.69%	to	0.73%	(4.65)%	to	(2.29)%
Hartford International Opportunities HLS Fund
2022	1,317,723	$18.949431	to	$22.565920	$18,478,991	0.50%	to	2.75%	1.67%	to	1.68%	(20.37)%	to	(18.55)%
2021	1,435,427	$23.796615	to	$27.706532	$24,788,920	0.50%	to	2.75%	0.95%	to	0.97%	4.89%	to	7.28%
2020	1,595,382	$22.686433	to	$25.826368	$25,943,090	0.50%	to	2.75%	1.54%	to	1.92%	17.18%	to	19.85%

2019	1,893,376	$19.359982	to	$21.549247	$25,954,962	0.50%	to	2.75%	1.83%	to	1.86%	23.00%	to	25.80%
2018	2,255,164	$15.740108	to	$17.459030	$24,805,799	0.30%	to	2.75%	—%	to	1.97%	(20.95)%	to	(18.99)%
Hartford MidCap HLS Fund
2022	458,148	$9.388131	to	$9.847167	$4,419,054	0.75%	to	2.75%	0.89%	to	0.90%	(26.36)%	to	(24.87)%
2021	534,795	$12.748560	to	$13.106566	$6,923,351	0.75%	to	2.75%	—%	to	—%	6.93%	to	9.09%
2020♦	516,206	$11.922760	to	$12.014847	$6,182,088	0.75%	to	2.75%	0.05%	to	0.05%	19.23%	to	20.15%
Hartford Ultrashort Bond HLS Fund
2022	86,771,240	$7.278883	to	$10.365150	$107,694,130	0.30%	to	2.80%	0.23%	to	0.24%	(2.93)%	to	(0.47)%
2021	91,259,871	$7.498523	to	$10.247895	$117,737,726	0.30%	to	2.80%	0.64%	to	0.72%	(2.94)%	to	(0.76)%
2020	98,403,523	$7.725870	to	$10.326324	$133,152,337	0.30%	to	2.80%	2.00%	to	2.75%	(1.36)%	to	0.97%
2019	98,205,746	$7.832605	to	$10.227567	$115,074,616	0.30%	to	2.80%	1.67%	to	1.85%	(0.03)%	to	2.24%
2018	113,630,044	$7.834631	to	$10.003964	$134,005,501	0.30%	to	2.80%	0.92%	to	1.14%	(1.24)%	to	0.97%
Hartford Small Company HLS Fund
2022	194,543	$33.635572	to	$41.715769	$5,096,352	0.50%	to	2.70%	—%	to	—%	(32.78)%	to	(31.28)%
2021	194,483	$50.038304	to	$62.241896	$7,522,635	0.30%	to	2.70%	—%	to	—%	(1.15)%	to	1.26%
2020	212,058	$50.618292	to	$61.469444	$8,299,316	0.30%	to	2.70%	—%	to	—%	51.38%	to	55.05%
2019	305,316	$33.437917	to	$39.644606	$7,933,115	0.30%	to	2.70%	—%	to	—%	33.35%	to	36.59%
2018	403,212	$24.949259	to	$29.025186	$7,829,177	0.30%	to	2.75%	—%	to	—%	(6.83)%	to	(4.52)%
Hartford SmallCap Growth HLS Fund
2022	141,755	$33.166465	to	$39.262490	$4,352,663	0.85%	to	2.70%	—%	to	—%	(30.37)%	to	(29.06)%
2021	158,929	$46.755776	to	$56.385620	$6,904,019	0.85%	to	2.70%	—%	to	—%	1.25%	to	3.14%
2020	170,120	$45.333541	to	$55.691814	$7,246,406	0.85%	to	2.70%	—%	to	—%	29.65%	to	32.07%
2019	223,561	$34.325486	to	$42.955144	$7,206,461	0.85%	to	2.70%	—%	to	—%	32.20%	to	34.67%
2018	254,160	$25.489508	to	$32.493141	$6,128,516	0.85%	to	2.70%	—%	to	—%	(14.05)%	to	(12.45)%
Hartford Stock HLS Fund
2022	123,569	$35.287343	to	$44.102006	$3,931,042	0.75%	to	2.70%	1.67%	to	1.69%	(7.67)%	to	(5.85)%
2021	87,018	$37.478505	to	$47.451817	$3,032,441	0.75%	to	2.75%	—%	to	1.25%	21.59%	to	24.05%
2020	93,608	$30.213209	to	$39.025590	$2,658,770	0.75%	to	2.75%	1.73%	to	1.76%	9.04%	to	11.24%
2019	113,659	$27.160468	to	$35.791325	$2,970,045	0.75%	to	2.75%	1.62%	to	1.70%	27.66%	to	30.24%
2018	124,953	$20.854119	to	$28.035981	$2,514,293	0.75%	to	2.75%	1.57%	to	1.60%	(2.85)%	to	(0.89)%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2022	241,908	$23.190902	to	$30.646970	$6,308,320	0.30%	to	1.50%	1.00%	to	1.09%	(13.29)%	to	(12.25)%
2021	267,022	$26.746522	to	$34.923848	$7,957,663	0.30%	to	1.50%	0.81%	to	0.82%	25.42%	to	26.93%
2020	339,677	$21.325736	to	$27.513897	$8,007,610	0.30%	to	1.50%	1.28%	to	1.30%	0.26%	to	1.47%

2019	348,920	$21.270769	to	$27.115679	$8,131,876	0.30%	to	1.50%	1.27%	to	1.29%	19.71%	to	21.15%
2018	431,468	$17.768894	to	$22.381671	$8,360,895	0.30%	to	1.50%	1.48%	to	1.52%	(9.52)%	to	(8.43)%
Lord Abbett Series Fund - Dividend Growth Portfolio
2022	349,560	$32.406126	to	$32.936168	$10,336,002	0.85%	to	2.70%	0.79%	to	0.86%	(15.85)%	to	(14.28)%
2021	391,959	$37.805561	to	$39.142080	$13,607,209	0.85%	to	2.70%	0.71%	to	0.72%	22.28%	to	24.56%
2020	435,309	$30.351644	to	$32.010824	$12,212,643	0.85%	to	2.70%	0.99%	to	1.00%	12.34%	to	14.44%
2019	503,414	$26.522169	to	$28.494124	$12,422,002	0.85%	to	2.70%	1.21%	to	1.65%	23.08%	to	25.38%
2018	580,067	$21.153997	to	$23.150651	$11,512,131	0.85%	to	2.70%	1.56%	to	1.78%	(7.21)%	to	(5.48)%
Lord Abbett Series Fund - Bond Debenture Portfolio
2022	997,758	$18.119796	to	$19.755915	$17,413,712	0.30%	to	2.75%	—%	to	4.35%	(15.17)%	to	(13.06)%
2021	1,200,629	$21.359651	to	$22.724399	$24,361,010	0.30%	to	2.75%	3.03%	to	3.04%	0.48%	to	2.97%
2020	1,277,240	$21.258370	to	$22.069358	$25,427,299	0.30%	to	2.75%	—%	to	3.91%	4.39%	to	6.98%
2019	1,403,234	$20.363491	to	$20.628919	$26,401,905	0.30%	to	2.75%	3.90%	to	4.60%	10.28%	to	13.01%
2018	1,623,048	$18.253325	to	$18.465138	$27,322,304	0.30%	to	2.75%	2.06%	to	4.34%	(6.62)%	to	(4.31)%
Lord Abbett Series Fund - Growth and Income Portfolio
2022	178,092	$26.528381	to	$30.925188	$3,983,628	0.50%	to	2.70%	1.48%	to	1.56%	(11.85)%	to	(9.89)%
2021	189,121	$30.095647	to	$34.319846	$4,715,608	0.50%	to	2.70%	1.03%	to	1.06%	25.59%	to	28.38%
2020	222,717	$23.964248	to	$26.733735	$4,345,495	0.50%	to	2.70%	1.42%	to	1.63%	(0.04)%	to	2.19%
2019	254,257	$23.973427	to	$26.162084	$4,885,617	0.50%	to	2.70%	1.14%	to	1.66%	19.23%	to	21.88%
2018	318,328	$20.106254	to	$21.464992	$5,145,419	0.50%	to	2.70%	1.30%	to	1.39%	(10.59)%	to	(8.60)%
MFS® Growth Series
2022	3,436,927	$43.216206	to	$52.892757	$91,142,642	0.30%	to	2.80%	—%	to	—%	(33.53)%	to	(32.01)%
2021	3,548,786	$65.012733	to	$75.873965	$139,687,460	0.50%	to	2.80%	—%	to	—%	20.12%	to	22.62%
2020	4,203,094	$54.121821	to	$63.315526	$136,880,944	0.30%	to	2.80%	—%	to	—%	28.22%	to	31.14%
2019	5,093,709	$42.210773	to	$48.280216	$128,071,253	0.30%	to	2.80%	—%	to	—%	34.34%	to	37.37%
2018	6,133,274	$31.421847	to	$35.147304	$113,877,939	0.30%	to	2.80%	—%	to	0.09%	(0.17)%	to	2.10%
MFS® Global Equity Series
2022	356,236	$28.086601	to	$41.081238	$11,147,268	0.85%	to	2.80%	0.49%	to	0.51%	(20.00)%	to	(18.43)%
2021	383,325	$35.110198	to	$50.361007	$14,873,447	0.85%	to	2.80%	0.62%	to	0.64%	13.97%	to	16.22%
2020	441,123	$30.805206	to	$43.333033	$14,819,542	0.85%	to	2.80%	1.14%	to	1.18%	10.16%	to	12.33%
2019	515,166	$27.964174	to	$38.576897	$15,510,757	0.85%	to	2.80%	1.06%	to	1.07%	26.97%	to	29.46%
2018	604,591	$22.025073	to	$29.797244	$14,187,572	0.85%	to	2.80%	0.93%	to	0.97%	(12.24)%	to	(10.51)%
MFS® Investors Trust Series
2022	3,160,736	$33.483041	to	$43.056236	$82,343,879	0.30%	to	2.80%	—%	to	0.67%	(18.80)%	to	(16.94)%

2021	3,574,200	$41.234188	to	$51.836044	$113,453,747	0.30%	to	2.80%	—%	to	0.61%	23.31%	to	26.13%
2020	4,174,746	$33.438558	to	$41.097703	$106,269,699	0.30%	to	2.80%	—%	to	0.58%	10.72%	to	13.26%
2019	4,725,447	$30.199846	to	$36.286223	$107,691,405	0.30%	to	2.80%	—%	to	0.67%	27.95%	to	30.85%
2018	5,562,235	$23.603351	to	$27.208442	$98,100,581	0.50%	to	2.80%	0.44%	to	0.67%	(8.10)%	to	(6.18)%
MFS® Mid Cap Growth Series
2022	2,240,177	$19.866193	to	$45.155742	$36,379,585	0.70%	to	2.80%	—%	to	—%	(30.67)%	to	(29.20)%
2021	2,601,697	$28.058038	to	$65.132381	$60,292,349	0.70%	to	2.80%	—%	to	—%	10.96%	to	13.32%
2020	3,009,086	$24.760771	to	$58.698293	$62,012,330	0.70%	to	2.80%	—%	to	—%	32.71%	to	35.53%
2019	3,452,452	$18.269827	to	$44.229437	$53,237,801	0.70%	to	2.80%	—%	to	—%	34.83%	to	37.69%
2018	3,792,952	$13.268367	to	$32.802850	$43,126,770	0.70%	to	2.80%	—%	to	—%	(1.56)%	to	0.53%
MFS® New Discovery Series
2022	1,655,464	$26.016503	to	$46.604879	$52,981,958	0.30%	to	2.80%	—%	to	—%	(31.70)%	to	(30.20)%
2021	1,734,808	$37.275551	to	$68.237219	$80,456,774	0.30%	to	2.80%	—%	to	—%	(1.01)%	to	1.27%
2020	1,977,726	$36.808596	to	$68.934908	$92,010,570	0.30%	to	2.80%	—%	to	—%	41.86%	to	45.15%
2019	2,455,801	$25.359412	to	$48.592365	$80,406,264	0.30%	to	2.80%	—%	to	—%	37.79%	to	40.85%
2018	2,889,259	$18.004396	to	$35.265658	$67,501,124	0.30%	to	2.80%	—%	to	—%	(4.20)%	to	(2.01)%
MFS® Total Return Series
2022	10,320,135	$20.741302	to	$25.850873	$251,464,525	0.50%	to	2.80%	1.39%	to	1.71%	(12.08)%	to	(10.29)%
2021	11,830,641	$23.591459	to	$28.815788	$324,293,690	0.50%	to	2.80%	1.62%	to	1.80%	10.97%	to	13.27%
2020	12,903,213	$21.260098	to	$25.440330	$316,131,503	0.50%	to	2.80%	2.02%	to	2.33%	6.78%	to	8.97%
2019	14,239,045	$19.909961	to	$23.841697	$324,003,945	0.30%	to	2.80%	1.83%	to	2.32%	17.06%	to	19.76%
2018	16,356,311	$17.008213	to	$19.533646	$314,878,710	0.50%	to	2.80%	2.01%	to	2.20%	(8.22)%	to	(6.34)%
MFS® Value Series
2022	4,344,067	$31.728135	to	$40.434463	$153,792,417	0.30%	to	2.80%	0.97%	to	1.47%	(8.51)%	to	(6.42)%
2021	5,089,140	$34.678532	to	$43.210412	$193,290,476	0.30%	to	2.80%	1.00%	to	1.41%	21.99%	to	24.78%
2020	6,149,126	$28.427263	to	$34.628548	$188,125,615	0.30%	to	2.80%	1.22%	to	1.37%	0.62%	to	2.91%
2019	6,646,655	$28.253107	to	$33.648755	$200,487,244	0.30%	to	2.80%	0.89%	to	2.13%	26.22%	to	29.12%
2018	7,949,863	$22.384386	to	$26.060543	$188,324,052	0.30%	to	2.80%	1.34%	to	1.60%	(12.57)%	to	(10.62)%
MFS® Total Return Bond Series
2022	21,891,779	$11.406068	to	$14.184032	$286,815,709	0.30%	to	2.80%	2.44%	to	2.69%	(16.31)%	to	(14.44)%
2021	25,683,248	$13.629638	to	$16.578034	$397,065,930	0.30%	to	2.80%	2.55%	to	2.90%	(3.55)%	to	(1.36)%
2020	26,519,609	$14.131653	to	$16.807267	$419,720,767	0.30%	to	2.80%	3.19%	to	3.31%	5.47%	to	7.85%
2019	28,555,926	$13.398268	to	$15.584006	$423,526,367	0.30%	to	2.80%	2.70%	to	3.42%	7.16%	to	9.59%
2018	30,203,152	$12.502604	to	$14.220199	$412,528,001	0.30%	to	2.80%	2.42%	to	3.24%	(3.82)%	to	(1.62)%

MFS® Research Series
2022	423,063	$36.852790	to	$39.333271	$14,398,990	0.85%	to	2.80%	0.33%	to	0.49%	(19.50)%	to	(17.91)%
2021	448,325	$45.779792	to	$47.916199	$18,829,376	0.85%	to	2.80%	0.52%	to	0.62%	21.36%	to	23.75%
2020	516,944	$37.722972	to	$38.721351	$17,695,642	0.85%	to	2.80%	0.70%	to	0.71%	13.37%	to	15.61%
2019	610,051	$33.272925	to	$33.494040	$18,194,507	0.85%	to	2.80%	0.77%	to	0.77%	29.28%	to	31.82%
2018	689,800	$25.408533	to	$25.737662	$15,758,840	0.85%	to	2.80%	0.67%	to	0.68%	(7.01)%	to	(5.18)%
MFS® High Yield Portfolio
2022	3,859,845	$10.489210	to	$12.626768	$44,366,809	0.85%	to	2.80%	5.49%	to	5.56%	(12.99)%	to	(11.27)%
2021	4,453,231	$12.054708	to	$14.230920	$58,238,454	0.85%	to	2.80%	4.68%	to	4.98%	0.63%	to	2.61%
2020	4,656,625	$11.979282	to	$13.868809	$59,909,066	0.85%	to	2.80%	5.62%	to	5.94%	2.19%	to	4.20%
2019	5,272,232	$11.723106	to	$13.310228	$65,743,224	0.85%	to	2.80%	5.69%	to	5.80%	11.64%	to	13.84%
2018	6,009,940	$10.500893	to	$11.692453	$66,479,236	0.85%	to	2.80%	5.23%	to	5.59%	(5.76)%	to	(3.90)%
BlackRock Managed Volatility V.I. Fund
2022	12,471,587	$10.486566	to	$11.117692	$134,158,374	0.30%	to	1.50%	—%	to	—%	4.34%	to	5.60%
2021	16,241,742	$10.050212	to	$10.528032	$166,563,045	0.30%	to	1.50%	0.68%	to	0.69%	(0.97)%	to	0.23%
2020	16,718,927	$10.148217	to	$10.503914	$172,259,392	0.30%	to	1.50%	3.57%	to	3.91%	1.71%	to	2.94%
2019	17,999,683	$9.977691	to	$10.204233	$181,417,022	0.30%	to	1.50%	3.12%	to	3.33%	0.33%	to	1.54%
2018♦	18,917,925	$9.944640	to	$10.049156	$189,034,748	0.30%	to	1.50%	1.47%	to	1.56%	(0.55)%	to	0.49%
BlackRock Global Allocation V.I. Fund
2022	142,757	$14.043678	to	$15.820947	$2,132,042	0.50%	to	1.50%	—%	to	—%	(17.33)%	to	(16.49)%
2021	166,803	$16.986623	to	$18.945652	$2,981,920	0.50%	to	1.50%	0.80%	to	0.82%	4.83%	to	5.88%
2020	175,215	$16.203754	to	$17.892685	$2,972,635	0.50%	to	1.50%	1.12%	to	1.24%	18.91%	to	20.11%
2019	208,799	$13.626681	to	$14.897373	$2,964,117	0.50%	to	1.50%	0.89%	to	0.97%	16.00%	to	17.17%
2018	249,993	$11.746905	to	$12.714556	$3,050,152	0.50%	to	1.50%	0.75%	to	0.87%	(8.96)%	to	(8.04)%
BlackRock S&P 500 Index V.I. Fund
2022	1,346,034	$13.967436	to	$14.664737	$19,243,261	0.50%	to	1.50%	1.18%	to	1.23%	(19.64)%	to	(18.83)%
2021	1,346,304	$17.380425	to	$18.206649	$23,823,567	0.30%	to	1.50%	—%	to	0.96%	26.32%	to	27.85%
2020	1,729,473	$13.758540	to	$14.240813	$24,120,303	0.30%	to	1.50%	1.01%	to	1.51%	16.17%	to	17.57%
2019	2,203,268	$11.843536	to	$12.067255	$26,337,235	0.50%	to	1.50%	1.71%	to	1.83%	29.02%	to	30.32%
2018♦	2,949,855	$9.179496	to	$9.259866	$27,195,572	0.50%	to	1.50%	0.87%	to	0.98%	(8.21)%	to	(7.40)%
BlackRock Large Cap Focus Growth V.I. Fund
2022	18,266	$27.220256	to	$28.071552	$515,891	1.40%	to	2.55%	—%	to	—%	(39.67)%	to	(38.97)%
2021	29,347	$45.118429	to	$45.995891	$1,454,304	1.40%	to	2.55%	—%	to	—%	15.11%	to	16.45%
2020	33,025	$39.194292	to	$39.499726	$1,452,654	1.40%	to	2.55%	—%	to	—%	40.13%	to	41.75%

2019	31,924	$27.866648	to	$27.970691	$945,925	1.40%	to	2.55%	—%	to	—%	29.36%	to	30.86%
2018	37,538	$21.295723	to	$22.114518	$852,663	1.40%	to	2.40%	—%	to	—%	0.57%	to	1.58%
BlackRock Equity Dividend V.I. Fund
2022	165,087	$24.806224	to	$27.945176	$4,368,752	0.50%	to	1.50%	1.43%	to	1.48%	(5.53)%	to	(4.58)%
2021	195,852	$26.259233	to	$29.287454	$5,455,987	0.50%	to	1.50%	1.28%	to	1.29%	18.51%	to	19.70%
2020	247,229	$22.158237	to	$24.467754	$5,780,783	0.50%	to	1.50%	1.99%	to	2.00%	2.03%	to	3.05%
2019	263,654	$21.717742	to	$23.742678	$6,014,127	0.50%	to	1.50%	1.66%	to	1.82%	25.56%	to	26.82%
2018	330,993	$17.296234	to	$18.720835	$5,983,949	0.50%	to	1.50%	1.70%	to	1.73%	(8.79)%	to	(7.88)%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2022	24,814	$9.593845	to	$10.702893	$259,941	1.35%	to	2.50%	2.12%	to	2.85%	(16.69)%	to	(15.73)%
2021	26,482	$11.516363	to	$12.700625	$329,952	1.35%	to	2.50%	2.54%	to	2.66%	(2.99)%	to	(1.87)%
2020	25,042	$11.871423	to	$12.942491	$317,614	1.35%	to	2.50%	2.57%	to	2.68%	4.89%	to	6.11%
2019	48,296	$11.317636	to	$12.197706	$576,034	1.35%	to	2.50%	2.85%	to	3.79%	7.88%	to	9.13%
2018	54,489	$10.490950	to	$11.177474	$598,806	1.35%	to	2.50%	2.29%	to	2.30%	(3.36)%	to	(2.24)%
Morgan Stanley VIF Growth Portfolio
2022	51,931	$21.060578	to	$23.495032	$1,177,768	1.35%	to	2.50%	—%	to	—%	(61.15)%	to	(60.70)%
2021	50,469	$54.212144	to	$59.783461	$2,918,031	1.35%	to	2.50%	—%	to	—%	(2.61)%	to	(1.49)%
2020	53,789	$55.666283	to	$60.685679	$3,171,223	1.35%	to	2.50%	—%	to	—%	111.42%	to	113.86%
2019	71,462	$26.329522	to	$28.376220	$1,981,141	1.35%	to	2.50%	—%	to	—%	28.23%	to	29.71%
2018	89,228	$20.533733	to	$21.877160	$1,912,946	1.35%	to	2.50%	—%	to	—%	4.65%	to	5.86%
Morgan Stanley VIF Discovery Portfolio
2022	259,731	$23.635155	to	$31.263138	$5,917,235	0.75%	to	2.75%	—%	to	—%	(63.98)%	to	(63.25)%
2021	192,697	$64.305507	to	$86.787914	$11,929,291	0.75%	to	2.75%	—%	to	—%	(13.60)%	to	(11.86)%
2020	241,229	$72.956541	to	$100.452206	$16,754,787	0.75%	to	2.75%	—%	to	—%	145.22%	to	150.16%
2019	359,511	$29.163487	to	$40.963429	$10,190,301	0.75%	to	2.75%	—%	to	—%	36.18%	to	38.92%
2018	436,965	$20.992792	to	$30.081415	$9,038,625	0.75%	to	2.75%	—%	to	—%	7.53%	to	9.70%
Invesco V.I. American Value Fund
2022	3,346,245	$10.936014	to	$25.778561	$40,931,714	0.85%	to	2.80%	0.44%	to	0.74%	(5.30)%	to	(3.69)%
2021	3,358,447	$11.548300	to	$26.765010	$43,334,574	0.85%	to	2.80%	0.22%	to	0.43%	15.48%	to	26.55%
2020	351,958	$21.150556	to	$28.207094	$7,392,671	0.85%	to	2.70%	0.67%	to	0.71%	(1.83)%	to	—%
2019	367,044	$21.149754	to	$28.732744	$7,803,167	0.85%	to	2.70%	0.41%	to	0.46%	21.39%	to	23.66%
2018	383,179	$17.103787	to	$23.669420	$6,649,337	0.85%	to	2.70%	0.19%	to	0.19%	(15.19)%	to	(13.60)%
BlackRock Capital Appreciation V.I. Fund
2022	142,543	$25.010056	to	$28.175317	$3,842,851	0.50%	to	1.50%	—%	to	—%	(38.74)%	to	(38.12)%

2021	110,442	$40.825547	to	$45.533466	$4,836,397	0.50%	to	1.50%	—%	to	—%	19.09%	to	20.29%
2020	138,263	$34.280772	to	$37.853614	$5,059,800	0.50%	to	1.50%	—%	to	—%	39.41%	to	40.81%
2019	197,264	$24.589436	to	$26.882304	$5,149,701	0.50%	to	1.50%	—%	to	—%	29.59%	to	30.89%
2018	258,112	$18.974761	to	$20.537687	$5,175,559	0.50%	to	1.50%	—%	to	—%	0.61%	to	1.62%
Invesco V.I. Discovery Mid Cap Growth Fund
2022	610,358	$11.073126	to	$11.630409	$6,911,761	0.75%	to	2.75%	—%	to	—%	(32.86)%	to	(31.65)%
2021	788,030	$16.492001	to	$17.014987	$13,179,636	0.75%	to	2.75%	—%	to	—%	15.87%	to	17.91%
2020♦	658,006	$14.232850	to	$14.430906	$9,431,487	0.75%	to	2.75%	—%	to	—%	42.33%	to	44.31%
Invesco V.I. Capital Appreciation Fund
2022	58,177	$26.541755	to	$34.413264	$1,481,747	0.85%	to	2.75%	—%	to	—%	(32.84)%	to	(31.55)%
2021	62,191	$38.774335	to	$51.240034	$2,329,233	0.85%	to	2.75%	—%	to	—%	18.97%	to	21.25%
2020	67,896	$31.979744	to	$43.070737	$2,110,960	0.85%	to	2.75%	—%	to	—%	32.55%	to	35.09%
2019	83,918	$23.673502	to	$32.494995	$1,935,835	0.85%	to	2.75%	—%	to	—%	32.17%	to	34.70%
2018	93,111	$17.575314	to	$24.586540	$1,605,464	0.85%	to	2.75%	—%	to	—%	(8.51)%	to	(6.75)%
Invesco V.I. Global Fund
2022	259,549	$21.940304	to	$27.043831	$5,460,597	0.75%	to	2.70%	—%	to	—%	(33.75)%	to	(32.45)%
2021	276,195	$32.478133	to	$40.822860	$8,596,649	0.75%	to	2.70%	—%	to	—%	12.10%	to	14.31%
2020	317,265	$28.412144	to	$36.414905	$8,633,558	0.75%	to	2.70%	0.46%	to	0.46%	23.95%	to	26.39%
2019	388,080	$22.480450	to	$29.379437	$8,456,104	0.75%	to	2.70%	0.64%	to	0.64%	27.96%	to	30.47%
2018	470,554	$17.229964	to	$22.844788	$7,883,824	0.75%	to	2.75%	—%	to	0.76%	(15.74)%	to	(14.04)%
Invesco V.I. Main Street Fund®
2022	118,392	$28.109904	to	$33.060463	$3,200,407	0.85%	to	2.75%	0.85%	to	1.10%	(22.47)%	to	(20.99)%
2021	128,821	$35.575411	to	$42.644352	$4,450,679	0.85%	to	2.75%	0.50%	to	0.52%	23.78%	to	26.16%
2020	146,831	$28.199727	to	$34.450876	$4,024,432	0.85%	to	2.75%	1.18%	to	1.19%	10.61%	to	12.73%
2019	158,494	$25.014872	to	$31.146070	$3,853,090	0.85%	to	2.75%	0.82%	to	0.82%	28.17%	to	30.62%
2018	184,688	$19.150336	to	$24.300801	$3,443,956	0.85%	to	2.75%	0.80%	to	0.97%	(10.59)%	to	(8.88)%
Invesco V.I. Main Street Small Cap Fund®
2022	275,702	$32.414873	to	$38.924711	$8,468,662	0.75%	to	2.75%	0.25%	to	0.25%	(18.32)%	to	(16.67)%
2021	311,440	$38.899581	to	$47.656306	$11,563,262	0.75%	to	2.75%	0.18%	to	0.18%	18.95%	to	21.35%
2020	405,759	$32.055781	to	$40.064537	$12,455,660	0.75%	to	2.75%	0.36%	to	0.36%	16.39%	to	18.74%
2019	454,024	$26.996174	to	$34.422168	$11,802,094	0.75%	to	2.75%	—%	to	—%	22.72%	to	25.19%
2018	484,996	$21.563857	to	$28.050269	$10,136,779	0.75%	to	2.75%	0.06%	to	0.06%	(12.97)%	to	(11.21)%
Putnam VT Diversified Income Fund
2022	1,461,643	$14.391464	to	$15.880140	$19,247,025	0.75%	to	2.75%	7.22%	to	7.29%	(5.00)%	to	(3.08)%

2021	1,824,275	$14.848115	to	$16.715081	$25,017,263	0.75%	to	2.75%	0.61%	to	0.62%	(9.47)%	to	(7.65)%
2020	1,814,681	$16.077243	to	$18.464522	$27,098,261	0.75%	to	2.75%	7.48%	to	7.50%	(3.59)%	to	(1.64)%
2019	1,872,504	$16.346098	to	$19.152513	$28,636,833	0.75%	to	2.75%	2.60%	to	3.12%	8.21%	to	10.40%
2018	2,156,710	$14.806364	to	$17.698731	$30,081,445	0.75%	to	2.75%	4.18%	to	4.21%	(3.67)%	to	(1.72)%
Putnam VT Global Asset Allocation Fund
2022	105,237	$20.485200	to	$24.775442	$1,971,368	0.85%	to	2.40%	1.21%	to	1.32%	(18.02)%	to	(16.74)%
2021	107,742	$24.603639	to	$30.221676	$2,446,703	0.85%	to	2.40%	0.68%	to	0.71%	11.25%	to	12.99%
2020	102,313	$21.775976	to	$27.165979	$2,079,168	0.85%	to	2.40%	—%	to	1.87%	9.65%	to	11.36%
2019	107,541	$18.872712	to	$24.775815	$1,973,903	1.15%	to	2.40%	1.43%	to	1.43%	14.35%	to	15.79%
2018	127,893	$16.298800	to	$21.665735	$2,015,973	1.15%	to	2.40%	1.82%	to	1.83%	(9.46)%	to	(8.32)%
Putnam VT Growth Opportunities Fund
2022	189,251	$20.759486	to	$22.171363	$4,064,438	0.50%	to	1.50%	—%	to	—%	(31.54)%	to	(30.85)%
2021	177,643	$30.323257	to	$32.422408	$5,557,059	0.30%	to	1.50%	—%	to	—%	20.83%	to	22.29%
2020	224,512	$25.095714	to	$26.513258	$5,785,337	0.30%	to	1.50%	0.04%	to	0.08%	36.64%	to	38.29%
2019	313,608	$18.365711	to	$19.035053	$5,881,379	0.50%	to	1.50%	0.14%	to	0.15%	34.71%	to	36.06%
2018	470,600	$13.633590	to	$13.990078	$6,518,438	0.50%	to	1.50%	—%	to	—%	0.86%	to	1.87%
Putnam VT International Value Fund
2022	52,707	$10.566890	to	$16.413898	$581,530	1.25%	to	2.40%	2.10%	to	2.56%	(9.02)%	to	(7.97)%
2021	43,043	$11.481388	to	$18.040757	$523,696	1.25%	to	2.40%	1.93%	to	1.97%	12.21%	to	13.51%
2020	44,389	$10.114857	to	$16.077292	$478,242	1.25%	to	2.40%	2.30%	to	2.45%	1.48%	to	2.65%
2019	45,311	$9.853684	to	$15.843295	$475,243	1.25%	to	2.40%	2.59%	to	2.65%	17.37%	to	18.73%
2018	51,340	$8.299263	to	$13.498161	$450,739	1.25%	to	2.40%	2.02%	to	2.39%	(19.57)%	to	(18.64)%
Putnam VT International Equity Fund
2022	98,533	$11.690498	to	$15.684217	$1,119,739	0.85%	to	2.75%	1.40%	to	1.56%	(17.08)%	to	(15.49)%
2021	84,843	$13.833220	to	$18.915231	$1,157,492	0.85%	to	2.75%	1.17%	to	1.17%	5.87%	to	7.90%
2020	83,761	$12.820487	to	$17.866625	$1,074,572	0.85%	to	2.75%	1.60%	to	1.64%	9.06%	to	11.15%
2019	92,264	$11.534710	to	$16.382955	$1,083,193	0.85%	to	2.75%	1.34%	to	1.39%	21.76%	to	24.09%
2018	106,314	$9.396449	to	$13.454862	$957,637	0.75%	to	2.75%	1.16%	to	1.31%	(21.31)%	to	(19.72)%
Putnam VT Multi-Cap Core Fund
2022	5,169	$35.296708	to	$49.818266	$207,357	0.50%	to	1.50%	0.89%	to	1.12%	(17.02)%	to	(16.19)%
2021	9,622	$42.538338	to	$59.441281	$510,049	0.50%	to	1.50%	0.54%	to	0.63%	29.06%	to	30.36%
2020	5,984	$32.959760	to	$45.598830	$224,852	0.50%	to	1.50%	0.92%	to	0.96%	15.58%	to	16.74%
2019	7,722	$28.516968	to	$39.059945	$248,881	0.50%	to	1.50%	1.13%	to	1.44%	29.67%	to	30.98%
2018	8,572	$21.991171	to	$30.394347	$215,105	0.30%	to	1.50%	—%	to	1.20%	(9.01)%	to	(7.91)%

Putnam VT Small Cap Value Fund
2022	35,576	$26.499619	to	$32.572138	$870,463	0.75%	to	2.70%	0.16%	to	0.16%	(15.30)%	to	(13.63)%
2021	67,251	$30.681995	to	$38.455959	$1,870,112	0.75%	to	2.70%	0.71%	to	0.72%	36.18%	to	38.86%
2020	42,874	$22.096036	to	$28.239224	$900,164	0.75%	to	2.70%	1.08%	to	1.23%	1.19%	to	3.19%
2019	43,704	$21.413659	to	$27.905966	$892,737	0.75%	to	2.70%	0.64%	to	0.65%	20.93%	to	23.31%
2018	45,574	$17.365277	to	$23.075216	$756,534	0.75%	to	2.70%	0.41%	to	0.77%	(22.06)%	to	(20.53)%
Putnam VT Large Cap Value Fund
2022	38,064	$33.718826	to	$46.609433	$1,649,713	0.50%	to	1.50%	1.38%	to	1.41%	(4.57)%	to	(3.61)%
2021	32,262	$35.334896	to	$48.357208	$1,416,319	0.50%	to	1.50%	1.16%	to	1.24%	25.41%	to	26.67%
2020	32,706	$28.175653	to	$39.064389	$1,095,011	0.30%	to	1.50%	—%	to	1.72%	4.23%	to	5.49%
2019	40,681	$27.032683	to	$36.263155	$1,366,375	0.50%	to	1.50%	1.93%	to	2.12%	28.47%	to	29.75%
2018	53,352	$21.042805	to	$27.947538	$1,378,784	0.50%	to	1.50%	0.71%	to	0.77%	(9.85)%	to	(8.94)%
PIMCO VIT All Asset Portfolio
2022	40,699	$13.268634	to	$14.947344	$573,254	0.50%	to	1.50%	2.00%	to	7.54%	(13.18)%	to	(12.31)%
2021	43,625	$15.283244	to	$17.045431	$703,780	0.50%	to	1.50%	10.20%	to	11.00%	14.31%	to	15.46%
2020	44,561	$13.369505	to	$14.762743	$625,049	0.50%	to	1.50%	4.60%	to	4.97%	6.30%	to	7.37%
2019	60,872	$12.576923	to	$13.749444	$792,669	0.50%	to	1.50%	1.96%	to	2.09%	10.08%	to	11.19%
2018	73,708	$11.425188	to	$12.366123	$867,445	0.50%	to	1.50%	2.54%	to	3.08%	(6.85)%	to	(5.92)%
PIMCO StocksPLUS® Global Portfolio
2022	188,863	$15.802617	to	$17.801902	$3,165,649	0.50%	to	1.50%	0.98%	to	1.13%	(20.00)%	to	(19.19)%
2021	191,586	$19.752364	to	$22.029739	$3,992,674	0.50%	to	1.50%	0.06%	to	0.06%	17.56%	to	18.74%
2020	239,112	$16.802412	to	$18.553325	$4,219,162	0.50%	to	1.50%	1.09%	to	1.09%	11.35%	to	12.47%
2019	277,912	$15.089366	to	$16.496037	$4,383,644	0.50%	to	1.50%	1.40%	to	1.51%	25.63%	to	26.89%
2018	352,379	$12.010920	to	$13.000146	$4,406,544	0.50%	to	1.50%	1.51%	to	1.57%	(12.07)%	to	(11.19)%
PIMCO VIT Global Managed Asset Allocation Portfolio
2022	20,871	$12.097249	to	$12.891673	$253,355	0.70%	to	1.45%	1.90%	to	1.92%	(19.57)%	to	(18.97)%
2021	21,904	$15.041219	to	$15.909085	$330,425	0.70%	to	1.45%	2.32%	to	2.39%	10.98%	to	11.82%
2020	28,046	$13.552839	to	$14.671524	$380,846	0.65%	to	1.45%	8.01%	to	8.46%	15.03%	to	15.96%
2019	36,762	$11.729235	to	$12.652540	$434,769	0.65%	to	1.50%	0.25%	to	2.09%	15.22%	to	16.20%
2018	38,403	$10.179815	to	$11.018292	$393,719	0.50%	to	1.50%	1.20%	to	1.61%	(7.02)%	to	(6.08)%
PSF PGIM Jennison Focused Blend Portfolio
2022	153,589	$2.922785	to	$3.351723	$513,796	1.70%	to	2.35%	—%	to	—%	(27.76)%	to	(27.29)%
2021	154,171	$4.045894	to	$4.609546	$709,282	1.70%	to	2.35%	—%	to	—%	13.64%	to	14.39%
2020	152,898	$4.029826	to	$40.249876	$615,189	1.70%	to	2.60%	—%	to	—%	27.07%	to	28.21%

2019	158,684	$3.143028	to	$31.676262	$654,279	1.70%	to	2.60%	—%	to	—%	25.11%	to	26.24%
2018	178,550	$2.489775	to	$25.319208	$567,954	1.70%	to	2.60%	—%	to	—%	(8.14)%	to	(7.31)%

PSF PGIM Jennison Value Portfolio
2022	154,913	$2.487342	to	$29.308982	$424,105	1.70%	to	2.45%	—%	to	—%	(10.48)%	to	(9.80)%
2021	154,992	$2.757629	to	$32.738564	$473,146	1.70%	to	2.45%	—%	to	—%	24.20%	to	25.14%
2020	155,062	$2.203655	to	$26.358552	$380,229	1.70%	to	2.45%	—%	to	—%	0.65%	to	1.41%
2019	155,158	$2.173014	to	$26.187551	$377,769	1.70%	to	2.45%	—%	to	—%	22.54%	to	23.47%
2018	172,385	$1.760016	to	$21.369927	$337,867	1.70%	to	2.45%	—%	to	—%	(12.41)%	to	(11.75)%
Invesco V.I. Growth and Income Fund
2022	667,460	$26.331873	to	$28.114096	$17,645,987	0.75%	to	2.75%	1.28%	to	1.29%	(8.55)%	to	(6.70)%
2021	783,657	$28.223981	to	$30.743240	$22,391,709	0.75%	to	2.75%	1.31%	to	1.36%	24.71%	to	27.23%
2020	1,027,494	$22.183346	to	$24.651166	$23,155,412	0.75%	to	2.75%	2.00%	to	2.07%	(0.91)%	to	1.09%
2019	1,010,366	$21.944393	to	$24.878310	$22,615,666	0.75%	to	2.75%	1.56%	to	2.64%	21.47%	to	23.92%
2018	1,126,164	$17.708926	to	$20.481565	$20,564,113	0.75%	to	2.75%	—%	to	1.76%	(15.94)%	to	(14.24)%
Invesco V.I. Comstock Fund
2022	32,444	$33.326562	to	$41.176612	$1,247,723	1.35%	to	2.50%	1.36%	to	1.37%	(1.64)%	to	(0.51)%
2021	32,217	$33.883583	to	$41.386148	$1,245,025	1.35%	to	2.50%	1.61%	to	1.64%	29.76%	to	31.26%
2020	35,087	$26.112461	to	$31.529939	$1,038,511	1.35%	to	2.50%	2.09%	to	2.21%	(3.53)%	to	(2.41)%
2019	38,836	$27.068034	to	$32.309992	$1,185,366	1.35%	to	2.50%	1.68%	to	1.72%	21.86%	to	23.27%
2018	45,525	$22.212487	to	$26.211385	$1,132,338	1.35%	to	2.50%	1.33%	to	1.44%	(14.53)%	to	(13.54)%
Invesco V.I. American Franchise Fund
2022	1,115,990	$22.911017	to	$28.832670	$28,291,019	0.85%	to	2.80%	—%	to	—%	(33.02)%	to	(31.70)%
2021	1,271,711	$34.205098	to	$42.212923	$47,701,072	0.85%	to	2.80%	—%	to	—%	8.84%	to	10.98%
2020	1,516,013	$31.427475	to	$38.036567	$51,711,503	0.85%	to	2.80%	0.07%	to	0.07%	38.43%	to	41.15%
2019	1,691,339	$22.703518	to	$26.947741	$41,267,099	0.85%	to	2.80%	—%	to	—%	32.98%	to	35.60%
2018	2,051,090	$17.072275	to	$19.873018	$37,338,516	0.85%	to	2.80%	—%	to	—%	(6.29)%	to	(4.44)%
Allspring VT Index Asset Allocation Fund
2022	78,855	$2.889469	to	$26.355167	$207,789	1.35%	to	2.45%	0.47%	to	0.64%	(19.03)%	to	(18.14)%
2021	146,287	$3.529654	to	$32.550723	$505,521	1.35%	to	2.45%	0.61%	to	0.63%	13.19%	to	14.44%
2020	86,558	$3.084251	to	$28.757519	$304,477	1.35%	to	2.45%	0.82%	to	0.82%	13.77%	to	15.03%
2019	97,246	$2.681360	to	$25.277336	$293,048	1.35%	to	2.45%	1.09%	to	1.10%	17.25%	to	18.55%
2018	103,599	$2.261876	to	$21.558506	$261,041	1.35%	to	2.45%	0.97%	to	0.98%	(5.25)%	to	(4.21)%

Allspring VT International Equity Fund
2022	28,824	$12.389735	to	$14.308811	$387,099	1.35%	to	2.50%	3.66%	to	3.73%	(14.06)%	to	(13.07)%
2021	30,286	$14.416739	to	$16.459345	$469,509	1.35%	to	2.50%	1.00%	to	1.07%	4.23%	to	5.44%
2020	34,214	$13.831618	to	$15.610776	$507,091	1.35%	to	2.50%	2.62%	to	2.66%	2.34%	to	3.52%
2019	33,256	$13.515446	to	$15.079507	$478,152	1.35%	to	2.50%	3.67%	to	3.73%	12.64%	to	13.94%
2018	36,525	$11.998951	to	$13.234580	$462,627	1.35%	to	2.50%	11.69%	to	11.78%	(19.32)%	to	(18.39)%
Allspring VT Small Cap Growth Fund
2022	130,387	$3.260402	to	$4.116106	$652,566	1.35%	to	2.50%	—%	to	—%	(36.04)%	to	(35.30)%
2021	133,562	$5.097922	to	$6.362103	$1,053,006	1.35%	to	2.50%	—%	to	—%	4.98%	to	6.20%
2020	164,409	$4.855858	to	$5.990778	$1,252,243	1.35%	to	2.50%	—%	to	—%	53.89%	to	55.67%
2019	218,872	$3.155376	to	$3.848392	$973,338	1.35%	to	2.50%	—%	to	—%	21.75%	to	23.16%
2018	255,926	$2.591647	to	$3.124766	$1,033,121	1.35%	to	2.50%	—%	to	—%	(1.19)%	to	(0.05)%
Allspring VT Discovery Fund
2022	8,078	$38.488057	to	$39.924896	$308,531	1.35%	to	2.45%	—%	to	—%	(39.36)%	to	(38.68)%
2021	12,323	$62.769637	to	$65.835089	$757,389	1.35%	to	2.45%	—%	to	—%	(7.34)%	to	(6.31)%
2020	14,888	$66.999860	to	$71.048827	$985,877	1.35%	to	2.45%	—%	to	—%	58.72%	to	60.47%
2019	13,563	$41.751703	to	$44.763851	$556,999	1.35%	to	2.45%	—%	to	—%	35.66%	to	37.16%
2018	17,491	$30.440346	to	$32.996795	$531,411	1.35%	to	2.45%	—%	to	—%	(9.31)%	to	(8.31)%
Allspring VT Opportunity Fund
2022	981	$31.187166	to	$40.420758	$30,483	1.85%	to	2.45%	—%	to	—%	(22.73)%	to	(22.26)%
2021	3,481	$40.117369	to	$52.308233	$158,487	1.85%	to	2.45%	0.02%	to	0.04%	21.76%	to	22.49%
2020	1,612	$30.296199	to	$32.750950	$52,648	1.85%	to	2.35%	0.36%	to	0.47%	18.20%	to	18.79%
2019	2,880	$25.632132	to	$28.180488	$78,483	1.70%	to	2.35%	0.28%	to	0.28%	28.42%	to	29.25%
2018	3,035	$19.960218	to	$22.864295	$64,158	1.35%	to	2.35%	—%	to	0.19%	(9.30)%	to	(8.39)%
MFS® Core Equity Portfolio
2022	834,291	$18.125145	to	$20.984442	$16,433,996	0.95%	to	2.80%	0.31%	to	0.32%	(19.56)%	to	(18.05)%
2021	928,832	$22.531808	to	$25.607394	$22,474,746	0.95%	to	2.80%	0.27%	to	0.42%	21.85%	to	24.13%
2020	986,834	$18.490912	to	$20.629950	$19,413,346	0.95%	to	2.80%	0.71%	to	0.72%	15.43%	to	17.59%
2019	1,044,681	$16.019026	to	$17.544576	$17,620,027	0.95%	to	2.80%	0.80%	to	0.81%	29.52%	to	31.93%
2018	1,149,446	$12.368389	to	$13.298062	$14,820,550	0.95%	to	2.80%	0.67%	to	0.68%	(6.49)%	to	(4.74)%
MFS® Massachusetts Investors Growth Stock Portfolio
2022	1,222,033	$19.738827	to	$23.034466	$26,232,722	0.85%	to	2.80%	0.10%	to	0.13%	(21.49)%	to	(19.94)%
2021	1,323,742	$25.142142	to	$28.772410	$35,776,693	0.85%	to	2.80%	0.23%	to	0.24%	22.50%	to	24.91%
2020	1,494,784	$20.524845	to	$23.035049	$32,630,214	0.85%	to	2.80%	0.45%	to	0.55%	19.14%	to	21.49%

2019	1,772,969	$17.227055	to	$18.960641	$32,083,136	0.85%	to	2.80%	0.54%	to	0.57%	36.09%	to	38.77%
2018	2,001,698	$12.658620	to	$13.663513	$26,364,507	0.85%	to	2.80%	0.59%	to	0.59%	(1.98)%	to	(0.04)%
MFS® Research International Portfolio
2022	934,291	$11.286641	to	$13.171538	$11,341,240	0.85%	to	2.80%	1.79%	to	1.88%	(19.86)%	to	(18.28)%
2021	934,646	$14.083391	to	$16.117376	$14,028,836	0.85%	to	2.80%	0.83%	to	0.86%	8.49%	to	10.63%
2020	901,446	$12.981200	to	$14.569220	$12,358,321	0.85%	to	2.80%	1.87%	to	2.15%	9.83%	to	11.99%
2019	1,107,207	$11.819708	to	$13.009415	$13,679,716	0.85%	to	2.80%	1.44%	to	1.48%	24.51%	to	26.96%
2018	1,346,177	$9.493017	to	$10.246844	$13,237,621	0.85%	to	2.80%	1.48%	to	1.60%	(16.50)%	to	(14.85)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2022 and through April 17, 2023, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Talcott Resolution Life and Annuity Insurance Company

Opinions
We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2022, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting
In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements
Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

April 20, 2023

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2022	2021

Bonds	$4,138,348,506	$4,637,506,005
Common and preferred stocks	41,343,111	45,203,078
Mortgage loans on real estate	994,929,174	809,966,089
Contract loans	88,064,702	91,332,445
Cash, cash equivalents and short-term investments	308,374,219	223,475,184
Derivatives	324,672,074	230,104,884
Other invested assets	741,703,744	623,472,598
Total cash and invested assets	6,637,435,530	6,661,060,283

Investment income due and accrued	50,857,847	50,898,403
Amounts recoverable for reinsurance	61,453,139	57,983,762
Federal income tax recoverable	6,228,345	21,736,496
Net deferred tax asset	50,724,082	54,062,000
Other assets	43,578,817	40,357,915
Separate Account assets	22,177,651,722	29,464,947,964
Total admitted assets	$29,027,929,482	$36,351,046,823

Liabilities
Aggregate reserves for future benefits	$4,665,137,323	$4,830,420,101
Liability for deposit-type contracts	169,982,853	183,768,067
Policy and contract claim liabilities	18,096,785	23,430,216
Asset valuation reserve	150,405,868	142,453,157
Interest maintenance reserve	44,552,487	33,239,300
Payables to parent, subsidiaries and affiliates	—	21,274,697
Accrued expense allowances and amounts due from Separate Accounts	(29,215,545)	(35,177,320)
Derivatives	82,797,458	39,551,990
Collateral on derivatives	67,775,933	25,301,279
Payable for repurchase agreements	117,625,113	183,544,160
Payable for securities	328,457,512	382,568,267
Other liabilities	286,032,802	283,280,747
Separate Account liabilities	22,177,651,722	29,464,947,964
Total liabilities	$28,079,300,311	$35,578,602,625

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	152,270,975	175,960,103
Gross paid-in and contributed surplus	85,431,561	85,431,561
Unassigned surplus	708,426,635	508,552,534
Total capital and surplus	948,629,171	772,444,198

Total liabilities and capital and surplus	$29,027,929,482	$36,351,046,823

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2022	2021	2020

Premiums and annuity considerations	$53,657,635	$(13,324,595,621)	$135,503,495
Net investment income	264,978,097	408,082,476	284,999,031
Commissions and expense allowances on reinsurance ceded	122,225,247	39,512,222	40,176,892
Reserve adjustments on reinsurance ceded	(1,774,178,634)	12,877,758,325	(455,831,436)
Fee income	532,738,067	608,547,614	566,055,501
Other revenues	3,512,061	9,315,635	9,802,097
Total revenues	(797,067,527)	618,620,651	580,705,580

Benefits and expenses
Death and annuity benefits	225,544,078	327,677,837	309,993,312
Disability and other benefits	1,496,188	1,606,730	1,822,063
Surrenders and other fund withdrawals	1,117,014,637	2,758,605,951	2,554,992,951
Commissions and expense allowances	118,867,688	147,142,508	134,027,588
Decrease in aggregate reserves for life and accident and health policies	(135,623,991)	(34,516,791)	(107,901,611)
General insurance expenses	83,024,619	102,920,029	72,340,299
Net transfers from Separate Accounts	(2,126,951,518)	(2,813,979,291)	(2,605,128,491)
Modified coinsurance adjustment on reinsurance assumed	(106,703,339)	(142,346,945)	(129,063,015)
IMR adjustment on reinsurance ceded	(20,735,675)	(104,364,668)	—
Other expenses	9,082,975	9,698,947	12,194,085
Total benefits and expenses	(834,984,338)	252,444,307	243,277,181

Net gain from operations before federal income tax benefit	37,916,811	366,176,344	337,428,399
Federal income tax benefit	(24,113,001)	(27,766,917)	(65,215,649)
Net gain from operations	62,029,812	393,943,261	402,644,048

Net realized capital losses, after tax	(64,448,103)	(259,332,205)	(355,549,269)
Net income	$(2,418,291)	$134,611,056	$47,094,779

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	For the years ended December 31,
	2022	2021	2020

Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning and end of year	85,431,561	85,431,561	85,431,561

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	175,960,103	199,649,231	223,338,361
Amortization, decreases of gain on inforce reinsurance	(23,689,128)	(23,689,128)	(23,689,130)
Balance, end of year	152,270,975	175,960,103	199,649,231

Unassigned funds
Balance, beginning of year	508,552,534	334,109,048	668,014,412

Net income	(2,418,291)	134,611,056	47,094,779
Change in net unrealized capital gains (losses) on investments, net of tax	178,330,164	63,027,827	63,801,748
Change in net unrealized foreign exchange capital gains (losses)	(66,229)	74,876	943,174
Change in net deferred income tax	(29,476,801)	(8,023,900)	(69,213,609)
Change in reserve on account of change in valuation basis decrease	29,658,787	—	—
Change in asset valuation reserve	(7,952,711)	(7,759,456)	(6,185,849)
Change in nonadmitted assets	31,799,182	(7,486,917)	29,654,393
Dividends to stockholder	—	—	(400,000,000)
Balance, end of year	708,426,635	508,552,534	334,109,048

Capital and surplus
Balance, end of year	$772,444,198	$772,444,198	$621,689,840

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2022	2021	2020

Premiums and annuity considerations	$69,239,339	$146,190,683	$136,031,492
Net investment income	277,363,687	431,210,702	372,021,855
Reserve adjustments on reinsurance	(1,774,178,634)	(477,668,735)	(455,831,436)
Miscellaneous income	624,065,016	624,769,152	583,105,110
Total income	(803,510,592)	724,501,802	635,327,021

Benefits paid	1,355,290,002	3,100,030,507	2,867,926,352
Federal income tax recovered (paid)	(32,346,128)	(66,707,900)	(15,155,445)
Net transfers from Separate Accounts	(2,132,913,293)	(2,819,180,559)	(2,614,652,271)
Other expenses	147,741,656	190,060,371	151,838,371
Total benefits and expenses	(662,227,763)	404,202,419	389,957,007
Net cash (used for) provided by operating activities	(141,282,829)	320,299,383	245,370,014

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	1,487,473,862	1,397,586,532	976,426,133
Common and preferred stocks	1,027,964	7,838,285	10,133,339
Mortgage loans	94,776,584	144,650,434	131,129,986
Derivatives and other	101,806,791	494,141,313	70,017,579
Total investment proceeds	1,685,085,201	2,044,216,564	1,187,707,037

Cost of investments acquired
Bonds	955,896,139	1,438,251,127	984,005,477
Common and preferred stocks	2,485,870	30,216,379	11,980,227
Mortgage loans	279,402,635	187,868,518	54,734,810
Derivatives and other	205,246,216	782,188,617	123,412,680
Total investments acquired	1,443,030,860	2,438,524,641	1,174,133,194
Net decrease in contract loans	(3,267,743)	(3,709,863)	(4,883,195)
Net cash provided by investing activities	245,322,084	(390,598,214)	18,457,038

Financing and miscellaneous activities
Return of paid-in surplus	—	—	—
Dividends to stockholder	—	—	(400,000,000)
Other cash (used) provided	(19,140,219)	3,923,187	16,403,380
Net cash (used for) provided by financing and miscellaneous activities	(19,140,219)	3,923,187	(383,596,620)

Net increase (decrease) in cash, cash equivalents and short-term investments	84,899,036	(66,375,644)	(119,769,568)
Cash, cash equivalents and short-term investments, beginning of year	223,475,184	289,850,828	409,620,396
Cash, cash equivalents and short-term investments, end of year	$308,374,220	$223,475,184	$289,850,828

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(65,993,960)	(47,978,871)	(8,481,263)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(65,993,960)	(47,978,871)	(8,481,263)
Non-cash reserve adjustments on reinsurance ceded	—	(13,355,427,060)	—
Non-cash ceded premiums for reinsurance	20,735,675	13,467,654,534	—
Non-cash transfer of funds witheld for unauthorized reinsurance	(13,148,500)	(102,388,675)	—
Non-cash transfer of IMR liability for reinsurance	20,735,675	(104,364,668)	—
Non-cash IMR adjustment on reinsurance ceded	(20,735,675)	104,364,668	—
Non-cash transfer of other balances for reinsurance	—	(9,838,799)	—
Non-cash transfer of reserves for assumption reinsurance	(7,587,175)	—	—
See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd. As a result of a December 2021 restructuring, the Company has a new indirect parent company, TR Re, Ltd., a Class E insurer domiciled in Bermuda.

On June 30, 2021, the Company's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of Talcott Resolution Life Inc. ("TLI") and its life and annuity operating subsidiaries, including the Company, (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street a global investment firm, with and into Talcott Holdings, LP (TLI's indirect parent) pursuant to an Agreement and Plan of Merger (the "Agreement"). Through the Agreement, Talcott Financial Group, Ltd. obtained 100% indirect control of TLI and its life and annuity operating subsidiaries. As a result of this sale and merger, the Company has new indirect owners.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department (the "Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2022	2021	2020
Net (loss) income
1. TLA state basis			$(2,418,291)	$134,611,056	$47,094,779
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61R	4	7,516,210	(16,926,181)	12,370,401
			7,516,210	(16,926,181)	12,370,401
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61R	4	$(9,934,501)	$151,537,237	$34,724,378
Surplus
5. TLA state basis			$948,629,171	$772,444,198	$621,689,840
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61R	5	34,263,177	26,746,967	43,673,148
			34,263,177	26,746,967	43,673,148
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61R	5	$914,365,994	$745,697,231	$578,016,692

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses:

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

7.for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2022 and 2021, the Company had $25,950,347 and $24,857,926, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2022 and 2021 totaled $63,152 and $78,097 respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2022 is presented below:

A. INDIVIDUAL ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$3,451,268	$—	$—	$3,451,268	0.02%
b. At book value less current surrender charge of 5% or more	2,310,949	—	—	2,310,949	0.01%
c. At fair value	—	—	17,186,368,114	17,186,368,114	76.38%
d. Total with market value adjustment or at fair value (total of 1 through 3)	5,762,217	—	17,186,368,114	17,192,130,331	76.41%
e. At book value without adjustment (minimal or no charge or adjustment)	1,463,935,128	—	—	1,463,935,128	6.50%
2. Not subject to discretionary withdrawal	3,624,241,448	—	221,558,350	3,845,799,798	17.09%
3. Total (gross: direct + assumed)	5,093,938,793	—	17,407,926,464	22,501,865,257	100.00%
4. Reinsurance ceded	1,093,798,556	—	—	1,093,798,556
5. Total (net)	$4,000,140,237	$—	$17,407,926,464	$21,408,066,701
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$1,155,475	$—	$—	$1,155,475

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

B. GROUP ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	511	—	—	511	0.03%
c. At fair value	—	—	1,503,297	1,503,297	84.67%
d. Total with market value adjustment or at fair value (total of 1 through 3)	511	—	1,503,297	1,503,808	84.70%
e. At book value without adjustment (minimal or no charge or adjustment)	271,589	—	—	271,589	15.30%
2. Not subject to discretionary withdrawal	—	—	—	—	0.00%
3. Total (gross: direct + assumed)	272,100	—	1,503,297	1,775,397	100.00%
4. Reinsurance ceded	—	—	—	—
5. Total (net)	$272,100	$—	$1,503,297	$1,775,397
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$256	$—	$—	$256

C. DEPOSIT-TYPE CONTRACTS

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	—	—	0.00%
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00%
e. At book value without adjustment (minimal or no charge or adjustment)	14,939,365	—	—	14,939,365	1.84%
2. Not subject to discretionary withdrawal	797,964,834	—	—	797,964,834	98.16%
3. Total (gross: direct + assumed)	812,904,199	—	—	812,904,199	100.00%
4. Reinsurance ceded	642,921,346	—	—	642,921,346
5. Total (net)	$169,982,853	$—	$—	$169,982,853
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$3,996,818,032
2. Exhibit 5, Supplementary Contract Section, Total (net)	3,594,305
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	169,982,853
4. Subtotal	4,170,395,190
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	17,409,429,761
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	17,409,429,761
12. Combined total	$21,579,824,951

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2022 is presented below:

A.    General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$91,727,059	$91,924,827	$103,238,833
b. Universal Life	853,352,898	846,082,557	900,744,529
c. Universal Life with Secondary Guarantees	3,755,901,696	3,260,269,246	10,739,380,562
d. Indexed Universal Life	424,197,218	401,801,012	481,912,634
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	2,880,968	3,487,787
h. Variable Life	—	—	—
i. Variable Universal Life	502,417,823	500,702,517	621,223,617
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	1,024,800,254
b. Accidental Death Benefits	XXX	XXX	63,650
c. Disability - Active Lives	XXX	XXX	700,379
d. Disability - Disabled Lives	XXX	XXX	26,658,395
e. Miscellaneous Reserves	XXX	XXX	982,967,713
3. Total (gross: direct + assumed)	5,627,596,694	5,103,661,127	14,885,178,353
4. Reinsurance Ceded	5,054,140,210	4,527,580,251	14,266,882,631
5. Total (net) (3) - (4)	$573,456,484	$576,080,876	$618,295,722

B.    Separate Account with Guarantees

Not applicable.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

C.    Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	4,721,082,832	4,721,082,832	4,721,082,832
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	4,721,082,832	4,721,082,832	4,721,082,832
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$4,721,082,832	$4,721,082,832	$4,721,082,832

Reconciliation of total life actuarial reserves and deposit fund liabilities:
D. Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$609,307,669
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	63,650
3. Exhibit 5, Disability - Active Lives Section, Total (net)	499,386
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	3,997,816
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	4,427,201
6. Subtotal	618,295,722
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	4,721,082,832
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	4,721,082,832
11. Combined Total ((6) and (10))	$5,339,378,554

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2022 and 2021.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $150,405,868 and $142,453,157 as of December 31, 2022 and 2021, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2022 and 2021 were $44,552,487 and $33,239,300, respectively. The net capital gains captured in the IMR, net of taxes, in 2022, 2021 and 2020 were $35,423,578, $44,948,213 and $23,547,563, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2022, 2021 and 2020 was $3,374,714, $8,778,483 and $8,839,112, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released from the reserve $20,735,676 and $104,364,666 as of December 31, 2022 and 2021, respectively, as a result of reinsurance, see Note 6.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $232,434, $100,788, and $4,753,109 for the years ended December 31, 2022, 2021 and 2020, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2022, 2021, and 2020. See additional information on OTTI in Section J of Note 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2022, 2021 and 2020, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively.

For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

Adoption of Accounting Standards

Accounting Changes

In 2022, the Company changed the statutory reserve basis for lifetime withdrawal benefits for variable annuities where the underlying account value is $0 to the Commissioners Annuity Reserve Valuation Method using the principle-based approach per Section 21 of the Valuation Manual. In 2021, the Commissioners Annuity Reserve Valuation Method using statutory valuation interest rates and mortality tables was used. As of January 1, 2022, the impact of this change is to decrease statutory reserves by approximately $30 million.

Recently Issued Accounting Standards

In 2022, the Inflation Reduction Act (the “Act”) was enacted on August 16, 2022, and included a new corporate alternative minimum tax (“CAMT”). The CAMT is 15% of a corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credit. The CAMT will only apply to applicable corporations (determined on an affiliated group basis) with average adjusted U.S. GAAP financial statement income in excess of $1 billion for the three prior tax years. This threshold is reduced to $100 million in the case of certain foreign-parented corporations. When a corporation becomes subject to the CAMT, it remains an applicable corporation for purposes of the CAMT, even if its average adjusted financial statement income is less than $1 billion, unless an exception applies. The Act and CAMT are effective for the tax years on or after 2023. The Company and its affiliated group have determined that it does not expect to be liable for CAMT in 2023.

In 2022, the NAIC clarified the identification and reporting requirements of affiliate transactions within SSAP No. 25 - Affiliated and Other Related Parties and SSAP No. 43 - Revised Loan-Backed and Structured Securities and incorporated new reporting codes for affiliate transactions in the investment schedules of the annual statement blank. The new reporting requirements are intended to identify investments acquired through, or in, related parties, regardless of whether they meet the definition of an affiliate. The Company adopted this guidance in 2022, however, it is not material to the Company.

In 2021, the NAIC expanded the scope of SSAP No. 32 – Revised Preferred Stock to include publicly traded preferred stock warrants and will be accounted for as perpetual preferred stock at fair value. Previously, publicly traded preferred stock warrants were accounted for under SSAP No. 86 at fair value. The Company adopted this guidance in 2021, however, it is not material to the Company.

In 2021, the NAIC modified SSAP No. 43 – Revised Loan-Backed and Structured Securities to ensure consistency for the reporting of non-rated residual tranches. The revised guidance requires the non-rated residual tranches to be reported on Schedule BA at lower of cost or fair value, as opposed to Schedule D-1 at amortized cost, by assigning an NAIC 5GI designation. This guidance is effective December 31, 2022, with early adoption permitted, however, if an entity does not early adopt these provisions in 2021 any non-rated residual tranches reported under Schedule D-1 should be reported with an NAIC 6 designation. The Company adopted this guidance in 2021, however, it is not material to the Company.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

3. Investments

A. Components of Net Investment Income

	For the years ended December 31,
	2022	2021	2020
Interest income from bonds and short-term investments	$197,643,122	$204,348,305	$202,263,088
Dividends from common and preferred stocks	1,368,815	1,072,120	—
Interest income from contract loans	15,218	18,830	21,301
Interest income from mortgage loans on real estate	36,239,548	32,482,103	35,916,257
Interest and dividends from other investments	38,399,308	179,577,541	55,558,698
Gross investment income	273,666,011	417,498,899	293,759,344
Less: Investment expenses	8,687,914	9,416,423	8,760,313
Net investment income	$264,978,097	$408,082,476	$284,999,031

B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments

	As of December 31,
	2022	2021	2020
Gross unrealized capital gains	$34,340,702	$639,251,334	$887,075,048
Gross unrealized capital losses	(445,990,597)	(20,594,504)	(16,012,457)
Net unrealized capital (losses) gains	(411,649,895)	618,656,830	871,062,591
Balance, beginning of year	618,656,830	871,062,591	587,256,915
Change in net unrealized capital (losses) gains on bonds
and short-term investments	$(1,030,306,725)	$(252,405,761)	$283,805,676

C. Components of Net Unrealized Capital (Losses)/Gains on Common and Preferred Stocks

	As of December 31,
	2022	2021	2020
Gross unrealized capital gains	$719,442	$2,389,192	$1,596,079
Gross unrealized capital losses	(5,185,629)	(859,129)	(722,344)
Net unrealized capital (losses) gains	(4,466,187)	1,530,063	873,735
Balance, beginning of year	1,530,063	873,735	(466,879)
Change in net unrealized capital (losses) gains on
common and preferred stocks	$(5,996,250)	$656,328	$1,340,614

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

D. Components of Net Realized Capital Losses

	For the years ended December 31,
	2022	2021	2020
Bonds and short-term investments	$46,770,390	$57,132,912	$27,189,610
Common stocks - unaffiliated	761,126	(432,016)	416,065
Mortgage loans on real estate	(703)	72,556	(267,727)
Derivatives	(68,649,340)	(253,796,348)	(336,036,158)
Other invested assets	(630,974)	(3,625,325)	(15,076,014)
Net realized capital losses	(21,749,501)	(200,648,221)	(323,774,224)
Capital loss tax expense	7,275,024	13,735,771	8,227,481
Net realized capital losses, after tax	(29,024,525)	(214,383,992)	(332,001,705)
Less: Amounts transferred to IMR	35,423,578	44,948,213	23,547,563
Net realized capital losses, after tax	$(64,448,103)	$(259,332,205)	$(355,549,268)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,
	2022	2021	2020
Bonds and short-term investments
Sale proceeds	$3,596,298,320	$3,003,178,211	$3,816,539,619
Gross realized capital gains on sales	79,525,009	61,482,074	39,643,954
Gross realized capital losses on sales	(32,321,058)	(3,902,409)	(9,885,348)
Unaffiliated common and preferred stock
Sale proceeds	1,027,964	7,838,285	7,898,339
Gross realized capital gains on sales	—	18,805	123,844
Gross realized capital losses on sales	—	(1,068,769)	(111,635)

Additionally, for the years ended December 31, 2022, 2021 and 2020, there was $2,819,889, $15,589,499 and $1,310,006 of investment income generated on 24, 36 and 17 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2022 and 2021 are disclosed in the table presented below. During the years 2022 and 2021, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2022 and 2021, the average fair values for derivatives held for other investment and/or risk management activities were $175,742,877 and $1,699,788, respectively. The Company did not have any unrealized gains or losses during 2022 and 2021 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2022			As of December 31, 2021
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$125,000	$(17,075)	$—	$50,000	$(140)	$—
Foreign currency swaps	24,232	2,418	1,134	24,232	456	(743)
Replication transactions
Interest rate swaps	200,000	(37,477)	—	200,000	9,911	—
Credit default swaps	250,000	1,992	272	100,000	2,429	2,000
Other investment and/or Risk Management activities
Interest rate swaps - offsetting	132,000	(140)	(140)	132,000	(259)	(259)
Macro hedge program	9,914,924	240,609	240,609	16,073,010	189,555	189,555
Total	$10,646,156	$190,327	$241,875	$16,579,242	$201,952	$190,553

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.
Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Credit default swaps	$—	$—	$6,364
GMWB hedging derivatives	—	—	56,925
Equity index swaps, options, and futures	—	—	(3)
Interest rate swaps and swaptions	—	(17)	—
Macro hedge program	(66,849)	(254,324)	(396,152)
Total	$(66,849)	$(254,341)	$(332,866)
Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2022 and 2021, respectively:

December 31, 2022
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Basket credit default swaps [4]
Investment grade risk exposure	$250,000	$1,992	$272	5 years	Corporate Credit	BBB+	—	—	—
Total	$250,000	$1,992	$272				$—	$—	$—

December 31, 2021
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Basket credit default swaps [4]
Investment grade risk exposure	$100,000	$2,429	$2,000	5 years	Corporate Credit	BBB+	—	—	—
Total	$100,000	$2,429	$2,000				$—	$—	$—

[1]    The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2022, 2021, and 2020, the Company had no losses on derivative instruments due to counterparty nonperformance.

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2022, the Company had a significant concentration of credit risk, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus in one residental mortgage loan trust. The carrying value, gross unrealized gain, and estimated fair value of this investment were $99,199,445, $1,020,555, and $100,220,000, respectively, as of December 31, 2022. Further, the Company closely monitors this concentration of credit risk and the potential impact on capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2021, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company's capital and surplus.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2022	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$498,927,624	$—	$(136,467,050)	$362,460,574
Guaranteed and sponsored - asset-backed	89,141,017	814,903	(6,110,435)	83,845,485
States, municipalities and political subdivisions	195,228,269	1,820,768	(17,065,179)	179,983,858
International governments	81,178,121	101,999	(4,703,803)	76,576,317
All other corporate - excluding asset-backed	2,235,394,468	30,598,214	(184,304,616)	2,081,688,066
All other corporate - asset-backed	968,922,014	983,769	(90,447,886)	879,457,897
Hybrid securities	69,556,994	—	(6,872,593)	62,684,401
Cash equivalents and short-term investments	299,200,866	21,050	(19,036)	299,202,880
Total bonds, cash equivalents and short-term investments	$4,437,549,373	$34,340,703	$(445,990,598)	$4,025,899,478

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2022	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$9,497,997	$361,778	$(722,344)	$9,137,431
Common stocks - affiliated	7,300,225	357,664	—	7,657,889
Total common stocks	$16,798,222	$719,442	$(722,344)	$16,795,320

		Gross	Gross	Estimated
Preferred Stocks		Unrealized	Unrealized	Fair
As of December 31, 2022	Cost	Gains	Losses	Value
Preferred stocks - unaffiliated	$29,089,285	$—	$(4,463,285)	$24,626,000
Total preferred stocks	$29,089,285	$—	$(4,463,285)	$24,626,000

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2021	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$495,438,678	$77,440,640	$(11,703,252)	$561,176,066
Guaranteed and sponsored - asset-backed	113,617,781	5,858,542	(634,235)	118,842,088
States, municipalities and political subdivisions	238,745,823	53,842,362	(15,622)	292,572,563
International governments	75,504,339	7,013,972	(50,364)	82,467,947
All other corporate - excluding asset-backed	2,565,562,237	469,205,656	(2,540,841)	3,032,227,052
All other corporate - asset-backed	1,078,432,402	21,764,000	(4,738,990)	1,095,457,412
Hybrid securities	70,204,745	4,117,918	(885,561)	73,437,102
Cash equivalents and short-term investments	211,685,252	8,245	(25,640)	211,667,857
Total bonds and short-term investments	$4,849,191,257	$639,251,335	$(20,594,505)	$5,467,848,087

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2021	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$7,283,504	$1,754,965	$(722,344)	$8,316,125
Common stocks - affiliated	7,300,225	278,041	—	7,578,266
Total common stocks	$14,583,729	$2,033,006	$(722,344)	$15,894,391

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2021	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$29,089,285	$356,188	$(136,785)	$29,308,688
Total preferred stocks	$29,089,285	$356,188	$(136,785)	$29,308,688

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2022 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$377,721,846	$377,280,812
Due after one year through five years	696,409,286	671,407,866
Due after five years through ten years	674,681,672	641,575,775
Due after ten years	2,688,736,569	2,335,635,025
Total	$4,437,549,373	$4,025,899,478

At December 31, 2022 and 2021, securities with a statement value of $4,326,584 and $4,243,452 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

H. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 8.82% and 2.59% for loans during 2022 and had a maximum and minimum lending rate of 4.25% and 2.27% for loans during 2021. During 2022 and 2021, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2022 and 2021, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 71.54% and 71.54%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2022 and 2021, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2022 and 2021, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial.

I. Restructured Debt in which the Company is a Creditor

The Company had no recorded investments in restructured debt, as of December 31, 2022 and 2021, respectively.

J.    Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $1,130,581, $3,453,536, and $15,018,180 for the years ended December 31, 2022, 2021, and 2020, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

K. Repurchase Agreements and Other Collateral Transactions

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2022, the fair value and amortized cost of the US. goverment securities transferred were $157,666,368 and $235,516,633 respectively, with maturities greater than 3 years and cash collateral transferred of $104,826,114. The corresponding liability to repurchase was $117,625,113 with a contractual maturity less than one year as of December 31, 2022. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $117,625,113 with a maturity date less than 360 as of December 31, 2022. As of December 31, 2021, the fair value and amortized cost of the US. goverment securities transferred were $189,923,010 and $147,352,600 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $183,544,160 with a contractual maturity less than one year as of December 31, 2021. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $183,544,160 with a maturity date less than 360 as of December 31, 2021.

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2022 and 2021, was $0 and $9,527,986, respectively, with a fair value of $0 and $9,504,166, respectively.

Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2022 and 2021, securities pledged of $208,837,950 and $177,107,459, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $104,826,114 and $0, respectively, as of December 31, 2022 and 2021, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2022 and 2021, the Company accepted cash collateral associated with derivative instruments with a statement value of $67,775,933 and $25,301,279, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2022 and 2021 of $28,802,725 and $456,435, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2022 and 2021, the Company did not repledge securities and did not sell any securities

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

collateral. In addition, as of December 31, 2022 and 2021, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2022 and 2021.

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2022 and 2021:

December 31, 2022	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$397,195	$305,415	$(91,780)	$101,732	$57,045	$(44,687)	$498,927	$362,460	$(136,467)
Guaranteed & sponsored - asset-backed	56,073	52,554	(3,519)	16,014	13,423	(2,591)	72,087	65,977	(6,110)
States, municipalities & political subdivisions	131,812	115,401	(16,411)	4,322	3,667	(655)	136,134	119,068	(17,066)
International governments	77,740	73,139	(4,601)	1,315	1,212	(103)	79,055	74,351	(4,704)
All other corporate - excluding asset-backed	1,555,891	1,400,797	(155,094)	239,447	210,236	(29,211)	1,795,338	1,611,033	(184,305)
All other corporate - asset-backed	613,135	565,198	(47,937)	337,033	294,522	(42,511)	950,168	859,720	(90,448)
Hybrid securities	29,031	28,274	(757)	40,526	34,411	(6,115)	69,557	62,685	(6872)
Short-term investments	88,909	88,890	(19)	—	—	—	88,909	88,890	(19)
Total fixed maturities	2,949,786	2,629,668	(320,118)	740,389	614,516	(125,873)	3,690,175	3,244,184	(445,991)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Preferred stock -unaffiliated	29,089	24,626	(4,463)	—	—	—	29,089	24,626	(4,463)
Total stocks	29,089	24,626	(4,463)	722	—	(722)	29,811	24,626	(5,185)
Total securities	$2,978,875	$2,654,294	$(324,581)	$741,111	$614,516	$(126,595)	$3,719,986	$3,268,810	$(451,176)

December 31, 2021	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$15,985	$15,875	$(110)	$101,606	$90,013	$(11,593)	$117,591	$105,888	$(11,703)
Guaranteed & sponsored - asset-backed	18,907	18,281	(626)	185	177	(8)	19,092	18,458	(634)
States, municipalities & political subdivisions	5,137	5,121	(16)	—	—	—	5,137	5,121	(16)
International governments	2,551	2,501	(50)	—	—	—	2,551	2,501	(50)
All other corporate - excluding asset-backed	311,492	309,911	(1,581)	17,856	16,896	(960)	329,348	326,807	(2,541)
All other corporate - asset-backed	540,818	537,448	(3,370)	55,910	54,541	(1,369)	596,728	591,989	(4,739)
Hybrid securities	45,437	44,551	(886)	—	—	—	45,437	44,551	(886)
Short-term investments	15,539	15,513	(26)	—	—	—	15,539	15,513	(26)
Total fixed maturities	955,866	949,201	(6,665)	175,557	161,627	(13,930)	1,131,423	1,110,828	(20,595)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Common stock-affiliated	—	—	—	—	—	—	—	—	—
Preferred stock - unaffiliated	6,639	6,502	(137)	—	—	—	6,639	6,502	(137)
Total stocks	6,639	6,502	(137)	722	—	(722)	7,361	6,502	(859)
Total securities	$962,505	$955,703	$(6,802)	$176,279	$161,627	$(14,652)	$1,138,784	$1,117,330	$(21,454)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

As of December 31, 2022, fixed maturities, comprised of 876 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2022, 92% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2022 was primarily attributable to inrease in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

Most of the securities depressed for twelve months or more primarily related to US. government agency securities, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and corporate securities concentrated in the technology & communications sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2022, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2022.

As of December 31, 2021, fixed maturities, comprised of 200 securities, accounted for approximately 97% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, CMBS, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2021, 100% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2021 was primarily attributable to declining interest rates on commercial and residential backed mortgage backed securities.
M. Loan-backed and Structured Securities OTTI

For the years ended December 31, 2022, 2021 and 2020, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

N. 5GI Securities

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5GI securities for the Company are immaterial for the years ended December 31, 2022 and 2021.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company's investment manager for the Company's general account (a registered investment adviser under the Investment Advisers Act of 1940), with oversight by the Company's Investment Management Department and its Finance and Investment Committee ("FIC"), a committee co-chaired by the Chief Investment Officer and the Chief Risk Officer of the Company, estimates the fair value for financial assets held in the Company's general account and guaranteed separate accounts based on the framework established in the fair value accounting guidance. The Company reviews its investment manager's pricing policy on a periodic basis, with any changes to be approved by the FIC. The Company reserves the right to take exception to its investment manager's pricing of a particular asset and, with FIC's approval, to adjust the price received from its investment manager for that particular asset. The Company estimates the fair value for financial liabilities based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.
The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2022
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	$5,594	$—	$3,443	$—	9,037
	Preferred stocks - unaffiliated	—	24,626	—	—	24,626
	Cash equivalents	184,334	—	—	—	184,334
	Total bonds and stocks	189,928	24,626	3,443	—	217,997
	Derivative assets
	Interest rate derivatives	—	1,831	—	—	1,831
	Macro hedge program	—	38,845	282,590	—	321,435
	Total derivative assets	—	40,676	282,590	—	323,266
	Separate Account assets [1]	22,171,530	—	—	—	22,171,530
	Total assets accounted for at fair value	$22,361,458	$65,302	$286,033	$—	$22,712,793
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	—	(1,972)	—	—	(1,972)
	Macro hedge program	—	(49,316)	(31,509)	—	(80,825)
	Total liabilities accounted for at fair value	$—	$(51,288)	$(31,509)	$—	$(82,797)
[1]Excludes approximately $7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

As of December 31, 2021
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	6,635	—	1,681	—	8,316
	Preferred stocks - unaffiliated	—	29,309	—	—	29,309
	Cash equivalents	167,155			—	167,155
	Total bonds and stocks	173,790	29,309	1,681	—	204,780
	Derivative assets
	Interest rate derivatives	—	2,375	—	—	2,375
	Macro hedge program	—	—	225,828	—	225,828
	Total derivative assets	—	2,375	225,828	—	$228,203
	Separate Account assets [1]	29,455,658	—	—	—	$29,455,658
	Total assets accounted for at fair value	$29,629,448	$31,684	$227,509	$—	$29,888,641
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	—	(2,634)	—	—	(2,634)
	Macro hedge program	—	(14,128)	(22,145)	—	(36,273)
	Total liabilities accounted for at fair value	—	(16,762)	(22,145)		$(38,907)
[1] Excludes approximately $9 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee of the Company's investment manager, which is a cross-functional group of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee of the Company's investment manager, a Securities Valuation Group and a Derivatives Valuation Group, which include various investment, operations, accounting, compliance and risk management professionals that meet on a regular basis, to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

In addition, the Finance and Investment Committee of the Company, co-chaired by its Chief Investment Officer and Chief Financial Officer, is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The Finance and Investment Committee meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment manager using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment manager utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment manager develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Company's investment manager performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment manager ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment manager determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment manager.

The Company's investment manager conducts other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also, on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment manager feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment manager has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company's investment manager compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates.

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable.

State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2022 and December 31, 2021, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2022
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Equity options [2]	$235,827	Option model	Equity volatility	18%	64%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2021
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Equity options [2]	$203,683	Option model	Equity volatility	17%	63%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2022 and 2021:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan.1, 2022	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2022
Assets
Common stocks - unaffiliated	$1,681	$—	$—	$—	$—	$1,762	$—	$—	$3,443
Total bonds and stocks	1,681	—	—	—	—	1,762	—	—	3,443
Derivatives
Macro hedge program	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total derivatives [3]	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total assets	$205,364	$—	$—	$—	$116,000	$117,659	$—	$(184,499)	$254,524
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2021	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2021
Assets
All other corporate bonds – asset-backed	$1	$—	$—	$—	$1	$—	$—	$(2)	$—
Common stocks - unaffiliated	1,561	—	—	—	—	120	—	—	1,681
Total bonds and stocks	1,562	—	—	—	1	120	—	(2)	1,681
Derivatives
Macro hedge program	(246,778)	—	—	—	(372,733)	110,793	—	712,401	203683
Total derivatives [3]	(246,778)	—	—	—	(372,733)	110,793	—	712,401	203,683
Total assets	$(245,216)	$—	$—	$—	$(372,732)	$110,913	$—	$712,399	$205,364
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(Amounts in thousands)	December 31, 2022
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$3,726,696	$4,138,349	$—	$3,259,227	$467,469	$—	$—
Preferred stocks - unaffiliated	24,626	24,626	—	24,626	—	—	—
Common stocks - unaffiliated	9,037	9,037	5,594	—	3,443	—	—
Mortgage loans	907,343	994,929	—	—	907,343	—	—
Cash, cash equivalents and short-term investments - unaffiliated	308,374	308,374	193,508	114,866	—	—	—
Derivative related assets	327,677	324,672	—	45,087	282,590	—	—
Contract loans	88,065	88,065	—	—	88,065	—	—
Surplus debentures	41,174	41,838	—	24,825	16,349	—	—
Low-income housing tax credits	8	8	—	—	8	—	—
Separate Account assets [1]	22,171,530	22,171,530	22,171,530	—	—	—	—
Total assets	$27,604,530	$28,101,428	$22,370,632	$3,468,631	$1,765,267	$—	$—
Liabilities
Liability for deposit-type contracts	$(169,983)	$(169,983)	$—	$—	$(169,983)	$—	$—
Derivative related liabilities	(137,350)	$(82,797)	—	(105,841)	(31,509)	—	—
Separate Account liabilities	(22,171,530)	(22,171,530)	(22,171,530)	—	—	—	—
Total liabilities	$(22,478,863)	$(22,424,310)	$(22,171,530)	$(105,841)	$(201,492)	$—	$—
[1] Excludes approximately $7 million, at December 31, 2022, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

(Amounts in thousands)	December 31, 2021
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$5,256,180	$4,637,506	$51,486	$4,736,219	$468,475	$—	$—
Preferred stocks - unaffiliated	29,309	29,309	—	29,309	—	—	—
Common stocks - unaffiliated	8,316	8,316	6,635	—	1,681	—	—
Mortgage loans	842,755	809,966	—	—	842,755	—	—
Cash, cash equivalents and short-term investments - unaffiliated	223,458	223,475	178,945	15,009	29,504	—	—
Derivative related assets	241,243	230,105	—	15,415	225,828	—	—
Contract loans	91,332	91,332	—	—	91,332	—	—
Surplus debentures	65,162	49,701	—	41,392	23,770	—	—
Low-income housing tax credits	57	57	—	—	57	—	—
Separate Account assets [1]	29,455,658	29,455,658	29,455,658	—	—	—	—
Total assets	$36,213,470	$35,535,425	$29,692,724	$4,837,344	$1,683,402	$—	$—
Liabilities
Liability for deposit-type contracts	$(183,768)	$(183,768)	$—	$—	$(183,768)	$—	$—
Derivative related liabilities	(39,291)	(39,552)	—	(17,146)	(22,145)	—	—
Separate Account liabilities	(29,455,658)	(29,455,658)	(29,455,658)	—	—	—	—
Total liabilities	$(29,678,717)	$(29,678,978)	$(29,455,658)	$(17,146)	$(205,913)	$—	$—

[1] Excludes approximately $9 million, at December 31, 2021, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2022 and 2021 the Company had no investments where it was not practicable to estimate fair value.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

5. Income Taxes

A.The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2022
			Ordinary	Capital	Total
	(a)	Gross DTA	$148,502,633	$2,806,771	$151,309,404
	(b)	Statutory valuation allowance adjustments			—
	(c)	Adjusted gross DTA	148,502,633	2,806,771	151,309,404
	(d)	Deferred tax assets nonadmitted	—	—	—
	(e)	Subtotal net admitted deferred tax assets	148,502,633	2,806,771	151,309,404
	(f)	Deferred tax liabilities	51,934,982	48,650,340	100,585,322
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$96,567,651	$(45,843,569)	$50,724,082

2				2022
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	48,587,737	2,641,263	51,229,000
		(1) DTAs expected to be realized after the balance sheet date	48,587,737	2,641,263	51,229,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	134,685,763
	(c)	DTAs offset against DTLs	99,914,896	165,508	100,080,404
	(d)	DTAs admitted as a result of application of SSAP No. 101	$148,502,633	$2,806,771	$151,309,404

3	(a)	Ratio % used to determine recovery period and threshold limitation	1043%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	897,905,089

4			2022
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$148,502,633	$2,806,771
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	1%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$148,502,633	$2,806,771
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				2021
			Ordinary	Capital	Total
	(a)	Gross DTA	$140,491,281	$5,676,627	$146,167,908
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	140,491,281	5,676,627	146,167,908
	(d)	Deferred tax assets nonadmitted	29,381,159	249,477	29,630,636
	(e)	Subtotal net admitted deferred tax assets	111,110,122	5,427,150	116,537,272
	(f)	Deferred tax liabilities	20,563,544	41,911,728	62,475,272
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$90,546,578	$(36,484,578)	$54,062,000

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

2				2021
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	48,634,850	5,427,150	54,062,000
		(1) DTAs expected to be realized after the balance sheet date	48,634,850	5,427,150	54,062,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	107,757,330
	(c)	DTAs offset against DTLs	62,475,272	—	62,475,272
	(d)	DTAs admitted as a result of application of SSAP No. 101	$111,110,122	$5,427,150	$116,537,272

3	(a)	Ratio % used to determine recovery period and threshold limitation	815%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	718,382,198

4			2021
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$140,491,281	$5,676,627
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	5%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$111,110,122	$5,427,150
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	—%	100%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1			Change During 2022
			Ordinary	Capital	Total
	(a)	Gross DTA	$8,011,352	$(2,869,856)	$5,141,496
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	8,011,352	(2,869,856)	5,141,496
	(d)	Deferred tax assets nonadmitted	(29,381,159)	(249,477)	(29,630,636)
	(e)	Subtotal net admitted deferred tax assets	37,392,511	(2,620,379)	34,772,132
	(f)	Deferred tax liabilities	31,371,438	6,738,612	38,110,050
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$6,021,073	$(9,358,991)	$(3,337,918)

2			Change During 2022
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(47,113)	(2,785,887)	(2,833,000)
		(1) DTAs expected to be realized after the balance sheet date	(47,113)	(2,785,887)	(2,833,000)
		(2) DTAs allowed per limitation threshold	XXX	XXX	—
	(c)	DTAs offset against DTLs	37,439,624	165,508	37,605,132
	(d)	DTAs admitted as a result of application of SSAP No. 101	$37,392,511	$(2,620,379)	$34,772,132

3	(a)	Ratio % used to determine recovery period and threshold limitation	228
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	179,522,891

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

4			Change During 2022
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$8,011,352	$(2,869,856)
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	(4)%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$37,392,511	$(2,620,379)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2%	(100)%

B.    DTLs are not recognized for the following amounts:

Not Applicable.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

C.    Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2022	2021	Change
	(a)	Federal	$(24,113,001)	$(27,766,917)	$3,653,916
	(b)	Foreign	—	—	—
	(c)	Subtotal	(24,113,001)	(27,766,917)	3,653,916
	(d)	Federal income tax on net capital gains	7,275,024	13,735,771	(6,460,747)
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$(16,837,977)	$(14,031,146)	$(2,806,831)

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2022	2021	Change
	DTA: Ordinary
	Policyholder reserves	$44,037,752	$44,667,308	$(629,556)
	Deferred acquisition costs	88,959,591	77,968,591	10,991,000
	Compensation and benefits	31,500	1,957,215	(1,925,715)
	Investments	—	—	—
	Net operating loss carryforward	—	—	—
	Tax credit carryforward	9,330,850	9,330,850	—
	Other	6,142,940	6,567,317	(424,377)
	Subtotal: DTA Ordinary	148,502,633	140,491,281	8,011,352
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	148,502,633	140,491,281	8,011,352
	Nonadmitted ordinary DTA	—	29,381,159	(29,381,159)
	Admitted ordinary DTA	148,502,633	111,110,122	37,392,511
	DTA: Capital
	Investments	2,806,771	5,676,627	(2,869,856)
	Subtotal: DTA Capital	2,806,771	5,676,627	(2,869,856)
	Capital statutory valuation allowance	—	—	—
	Total adjusted gross capital DTA	2,806,771	5,676,627	(2,869,856)
	Nonadmitted capital DTA	—	249,477	(249,477)
	Admitted capital DTA	2,806,771	5,427,150	(2,620,379)
	Total Admitted DTA	$151,309,404	$116,537,272	$34,772,132

DTL: Ordinary
Investments	$48,359,318	$17,791,231	$30,568,087
Deferred and uncollected premium	—	—	—
Policyholder reserves	3,575,664	2,772,313	803,351
Other	—	—	—
Gross DTL ordinary	51,934,982	20,563,544	31,371,438
DTL: Capital
Investments	48,650,340	41,911,728	6,738,612
Other	—	—	—
Gross DTL capital	48,650,340	41,911,728	6,738,612
Total DTL	100,585,322	62,475,272	38,110,050
Net adjusted DTA/(DTL)	$50,724,082	$54,062,000	$(3,337,918)
Adjust for the change in deferred tax on unrealized gains/losses			3,491,753
Adjust for the change in nonadmitted deferred tax			(29,630,636)
Other adjustments			—
Adjusted change in net deferred Income Tax			$(29,476,801)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2022	income	2021	income	2020	income
	Tax effect	$(19,256,266)	Tax effect	$120,579,910	Tax effect	$(9,893,389)
Statutory tax	$(4,043,816)	21.00%	$25,321,781	21.00%	$(2,077,612)	21.00%
Tax preferred investments	(18,282,825)	94.94%	(14,088,142)	(11.68)%	(11,683,415)	118.09%
Interest maintenance reserve	2,375,769	(12.34)%	(14,320,937)	(11.88)%	3,088,775	(31.22)%
Amortization of inception gain	(4,974,717)	25.83%	(4,974,717)	(4.13)%	(4,974,717)	50.28%
VA Hedge gains reported in surplus	34,656,802	(179.98)%	4,415,554	3.66%	6,485,579	(65.55)%
Change in basis of computing reserves	5,136,894	(26.68)%	—	—%	—	—%
Prior period adjustments	(890,709)	4.63%	610,865	0.51%	24,756,222	(250.23)%
Change in deferred tax on non-admitted assets	454,237	(2.36)%	(258,548)	(0.21)%	(76,362)	0.77%
Foreign related investments	(1,824,900)	9.48%	(2,765,000)	(2.29)%	(3,476,000)	35.13%
All other	32,089	(0.16)%	51,898	0.02%	182,971	(1.85)%
Total statutory income tax	12,638,824	(65.64)%	(6,007,246)	(5.00)%	12,225,441	(123.58)%
Federal and foreign income taxes incurred	(16,837,977)	87.44%	(14,031,146)	(11.64)%	(56,988,168)	576.02%
Change in net deferred income taxes	29,476,801	(153.08)%	8,023,900	6.64%	69,213,609	(699.60)%
Total statutory income tax	$12,638,824	(65.64)%	$(6,007,246)	(5.00)%	$12,225,441	(123.58)%

E.    Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2022, the Company had $0 of net operating loss carryforwards, and $9,330,850 of foreign tax credit carryovers which expire between 2028 and 2030.
2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2022	—
2021	—
2020	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2022.

F.    Consolidated Federal Income Tax Return

1. The Company’s federal income tax return is consolidated within TR Re, Ltd.'s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

TR Re, Ltd.
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
American Maturity Life Insurance Company

2. Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $61,453,139 and $28,770,054 respectively, as of December 31, 2022 and $57,983,762 and $28,893,273 respectively, as of December 31, 2021.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2022	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$19,616,158,015	$456,864,211	$(15,407,884,903)	$4,665,137,323
Liability for deposit-type contracts	812,556,516	334,089	(642,907,752)	169,982,853
Policy and contract claim liabilities	188,184,446	9,608,492	(179,696,152)	18,096,786
Premium and annuity considerations	819,381,471	62,675,930	(828,399,766)	53,657,635
Death, annuity, disability and other benefits	1,550,348,958	97,923,497	(1,421,232,189)	227,040,266
Surrenders and other fund withdrawals	2,340,373,565	131,470,492	(1,354,829,420)	1,117,014,637

2021	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,830,507,419	$859,279,164	$(14,859,366,482)	$4,830,420,101
Liability for deposit-type contracts	899,531,652	246,818	(716,010,403)	183,768,067
Policy and contract claim liabilities	231,270,273	21,147,387	(228,987,444)	23,430,216
Premium and annuity considerations	901,362,020	82,943,229	(14,308,900,870)	(13,324,595,621)
Death, annuity, disability and other benefits	1,654,726,072	127,708,572	(1,453,150,077)	329,284,567
Surrenders and other fund withdrawals	2,981,648,379	178,837,868	(401,880,296)	2,758,605,951

2020	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,554,505,102	$881,152,754	$(14,570,720,964)	$4,864,936,892
Liability for deposit-type contracts	1,001,789,492	211,245	(802,735,820)	199,264,917
Policy and contract claim liabilities	238,345,043	25,774,263	(235,999,674)	28,119,632
Premium and annuity considerations	880,100,276	83,906,116	(828,502,897)	135,503,495
Death, annuity, disability and other benefits	1,475,763,618	116,452,362	(1,280,400,605)	311,815,375
Surrenders and other fund withdrawals	2,805,063,678	174,708,943	(424,779,670)	2,554,992,951

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2022, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $14.3 billion for Prudential Financial Inc. ("Prudential") offset by $10.0 billion of market value of assets held in trust, for a net exposure of $4.3 billion. In addition, reserve credits totaling $1.7 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.7 billion of market value of assets held in trust, for no net exposure. As of December 31, 2021, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $13.7 billion for Prudential offset by $12.2 billion of market value of assets held in trust, for a net exposure of $1.5 billion. In addition, reserve credits totaling $1.9 billion for Commonwealth Annuity and Life Insurance Company offset by $2.4 billion of market value of assets held in trust, for no net exposure.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $34,263,177 in 2022, an increase of $7,516,210 from the 2021 balance of $26,746,967. The total amount of reinsurance credits taken for this agreement was $43,371,111 in 2022, an increase of $9,514,190 from the 2021 balance of $33,856,921.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $19.0 million in 2022, 2021 and 2020, respectively.

In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2022 and 2021, respectively.
B. Reinsurance Ceded to Affiliates

The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, effective December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis.

The Company reported $0 and $21,274,697 as payable to parents, subsidiaries and affiliates as of December 31, 2022 and 2021, respectively. Amounts are settled in accordance with terms of the agreements.

Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2022 and 2021.

On September 18, 2020, TLA paid a dividend of $400,000,000 to TL, the Company's parent.
Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expenses accrued for the Company during 2022 and 2021 were immaterial.

As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2022 and 2021, were immaterial.
The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2022 and 2021.

9. Debt

A.FHLB (Federal Home Loan Bank) Agreements

1.The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2022 and 2021, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2022 and 2021, the Company's pledge limits were $237 million and $193 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

2. FHLB Capital Stock

a. Aggregate Totals

1.As of December 31, 2022

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,443,100	3,443,100	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,443,100	3,443,100	—
f.	Actual or estimated borrowing capacity as determined by the insurer	237,000,000	237,000,000	—

2. As of December 31, 2021

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	1,680,700	1,680,700	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,680,700	1,680,700	—
f.	Actual or estimated borrowing capacity as determined by the insurer	193,000,000	193,000,000	—
b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2022

				Eligible for Redemption
Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$—	$—	$—	$—	$—	$—
2	Class B	3,443,100	3,443,100	—	—	—	—

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2022

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$186,029,443	$198,182,721	$—
2	Current Year General Account: Total Collateral Pledged	186,029,443	198,182,721	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	27,350,396	26,627,008	—

    b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$186,029,443	$198,182,721	$—
2	Current Year General Account Maximum Collateral Pledged	186,029,443	198,182,721	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	27,350,396	27,451,962	—

     4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2022 and December 31, 2021.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2022 and December 31, 2021.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2022 and 2021. Dividends paid totaled $400 million in 2020. For additional information, see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $94,862,917 in 2023. As a condition to the Sixth Street Acquisition described in Note 1, the Department requires any dividends for the Company, for a two-year period following the acquisition, be approved by the Commissioner.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	2022	2021
Unrealized capital losses, gross of tax	$31,155,039	$(150,600,648)
Asset valuation reserve	(150,405,868)	(142,453,157)
Nonadmitted asset values	(16,142,494)	(47,941,676)
Separate Account expense allowance	25,657,707	28,451,080

11. Separate Accounts

The Company maintained Separate Account assets totaling $22,177,651,722 and $29,464,947,964 as of December 31, 2022 and 2021, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2022 and 2021, the Company’s Separate Account statement included legally insulated assets of $22,177,651,722 and $29,464,947,964, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $487,028,149, $551,133,174 and $515,178,848 for the years ended December 31, 2022, 2021 and 2020, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2022 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2022	$—	$—	$—	$267,966,953	$267,966,953
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$22,130,512,592	$22,130,512,592
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$22,130,512,592	$22,130,512,592
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	21,908,954,242	21,908,954,242
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	21,908,954,242	21,908,954,242
Not subject to discretionary withdrawal	—	—	—	221,558,350	221,558,350
Total	$—	$—	$—	$22,130,512,592	$22,130,512,592

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2022	December 31, 2021	December 31, 2020
Transfer to Separate Accounts	267,966,954	$324,159,709	$285,780,328
Transfer from Separate Accounts	2,380,057,675	3,133,066,954	2,882,960,715
Net Transfer from Separate Accounts	(2,112,090,721)	(2,808,907,245)	(2,597,180,387)
Internal exchanges and other Separate Account activity	(14,860,797)	(5,072,046)	(7,948,103)
Transfer from Separate Accounts on the Statements of Operations	$(2,126,951,518)	$(2,813,979,291)	$(2,605,128,490)

12. Commitments and Contingent Liabilities

A. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

B. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2022, 2021, and 2020. The Company had immaterial guaranty fund receivables as of December 31, 2022 and 2021, respectively.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

C. Contingent Commitments

As of December 31, 2022 and 2021, the Company has outstanding commitments totaling $320,634,407 and $364,224,800, respectively, of which $179,360,416 and $230,106,792, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2022 and 2021, $141,273,991 and $101,619,522, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $0 and $32,498,486 are related to various funding obligations associated with private placement securities, as of December 31, 2022 and 2021, respectively.

Detail of Other Contingent Commitments

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2022 and December 31, 2021, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations..	$—	Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.

(1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the      contracts covered in the guarantee agreement.

D. Leases

Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $767,400, $836,059 and $1,088,395 in 2022, 2021 and 2020, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut.

E. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2018, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Company recorded benefits of $18,282,825, $14,088,142 and $11,683,415 related to the Separate Account DRD for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

13. Subsequent Events

On January 27, 2023, TLA loaned $60 million to TR Re per the intercompany liquidity agreement (see Note 7). The interest rate of this loan is 4.5% and the maturity date is January 26, 2024.

The Company has evaluated events subsequent to December 31, 2022, through April 20, 2023, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.